UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: Registrant is making a filing for 11 of its series, Wells Fargo Advantage Dow Jones Target Today Fund, Wells Fargo Advantage Dow Jones Target 2010 Fund, Wells Fargo Advantage Dow Jones Target 2015 Fund, Wells Fargo Advantage Dow Jones Target 2020 Fund, Wells Fargo Advantage Dow Jones Target 2025 Fund, Wells Fargo Advantage Dow Jones Target 2030 Fund, Wells Fargo Advantage Dow Jones Target 2035 Fund, Wells Fargo Advantage Dow Jones Target 2040 Fund, Wells Fargo Advantage Dow Jones Target 2045 Fund, Wells Fargo Advantage Dow Jones Target 2050 Fund, Wells Fargo Advantage Dow Jones Target 2055 Fund. Each series has a February 28 fiscal year end.

Date of reporting period: August 31, 2014

ITEM 1.	REPORT TO STOCKHOLDERS

Wells Fargo Advantage

Dow Jones Target Date FundsSM

Semi-Annual Report

August 31, 2014

■	Wells Fargo Advantage Dow Jones Target Today FundSM

■	Wells Fargo Advantage Dow Jones Target 2010 FundSM

■	Wells Fargo Advantage Dow Jones Target 2015 FundSM

■	Wells Fargo Advantage Dow Jones Target 2020 FundSM

■	Wells Fargo Advantage Dow Jones Target 2025 FundSM

■	Wells Fargo Advantage Dow Jones Target 2030 FundSM

■	Wells Fargo Advantage Dow Jones Target 2035 FundSM

■	Wells Fargo Advantage Dow Jones Target 2040 FundSM

■	Wells Fargo Advantage Dow Jones Target 2045 FundSM

■	Wells Fargo Advantage Dow Jones Target 2050 FundSM

■	Wells Fargo Advantage Dow Jones Target 2055 FundSM

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

Dow Jones® and Dow Jones Target Date IndexesSM are service marks of Dow Jones Trademark Holdings LLC (Dow Jones); have been licensed to CME Group Index Services LLC (CME Indexes); and have been sublicensed for use for certain purposes by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME Indexes, or their respective affiliates, and none of them makes any representation regarding the advisability of investing in such product(s).

The views expressed and any forward-looking statements are as of August 31, 2014, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC and the Fund disclaim any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

2	Wells Fargo Advantage Dow Jones Target Date Funds	Letter to shareholders (unaudited)

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Improving U.S. economic data contributed to a strong domestic stock market.

Emerging markets rallied on a combination of improved economic data in China and an investor-friendly election in India.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage Dow Jones Target Date Funds for the six-month period that ended August 31, 2014. The three main asset classes underlying our target date funds had the following results: Equity performance was strong in the U.S. and in emerging markets, but European stock markets lagged; fixed-income results were solid because interest rates generally declined, which supported bond prices; and short-term investment returns remained low as a result of the ultra-low short-term interest-rate environment.

Major central banks continued to provide stimulus.

Throughout the reporting period, the Federal Open Market Committee (FOMC)—the U.S. Federal Reserve’s monetary policymaking body—kept its key interest rate near zero. Beginning in January 2014, the FOMC began to reduce (or taper) its bond-buying program by $10 billion per month. Although some anticipated this action would lead to higher interest rates, instead interest rates followed a downward trend for the remainder of the period, despite short-term volatility. European markets continued to benefit from the European Central Bank’s (ECB’s) actions. In June 2014, the ECB announced a variety of measures aimed at encouraging lending, including cutting its key rate to a then-historic low of 0.15% and imposing a negative interest rate on bank deposits held at the central bank.

Returns by asset class were generally favorable.

Improving U.S. economic data contributed to a strong domestic stock market. The unemployment rate continued its slow improvement, declining from 6.7% in March 2014 to 6.1% in August 2014. Although investors received a negative surprise when gross domestic product (GDP) growth for the first quarter of 2014 declined by 2.1% on an annualized basis, several commentators suggested that harsh winter weather may have dampened economic activity. Economic growth did accelerate in the second quarter of 2014, with an annualized GDP growth rate of 4.2%. U.S. equities, as measured by the Russell 3000® Index1, gained 7.68% for the reporting period.

The European Union’s economic data continued to show sluggish growth, with GDP rising by 0.3% in the first quarter of 2014 compared with the previous quarter, and by 0.2% in the second quarter. (European growth rates are not annualized.) Partly as a result, European stocks lagged, contributing to a modest 1.24% gain for the MSCI EAFE Index (Net)2, which measures developed international markets excluding the U.S. Emerging markets rallied on a combination of improved economic data in China and an investor-friendly election in India. The MSCI Emerging Markets Index (Net)3, which measures emerging markets equity performance, gained 14.52%.

1.	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

2.	The Morgan Stanley Capital International Europe, Australasia, and Far East (MSCI EAFE) Index (Net) is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. Calculations for EAFE use net dividends, which reflect the deduction of withholding taxes. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

3.	The Morgan Stanley Capital International (MSCI) Emerging Markets Index is a free float-adjusted market-capitalization-weighted index designed to measure the equity market performance in the global emerging markets. The index is currently composed of 21 emerging markets country indexes. You cannot invest directly in an index.

Letter to shareholders (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	3

On the bond front, 10-year U.S. Treasury bond yields declined, ending the period at a yield of 2.35%. Lower interest rates aided bond prices, and the Barclays U.S. Aggregate Bond Index4 returned 2.74% during the period.

Our target date funds provided exposure to the broader market.

Our target date series is passively managed across nine equity and four fixed-income asset allocations. The target date represents the year in which investors may likely begin withdrawing assets. The funds gradually seek to reduce market risk as the target date approaches and after it arrives by decreasing equity exposure and increasing fixed-income exposure. The principal value is not guaranteed at any time, including at the target date.

Don’t let short-term uncertainty derail long-term investment goals.

Periods of uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 100 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

4.	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid ARM passthroughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

4	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Wells Fargo Advantage Dow Jones Target Date Funds1

Investment objective

Each Fund’s objective is to approximate, before fees and expenses, the total return of the appropriate Dow Jones Global Target Date Index as specified in the following table:

Wells Fargo Advantage Dow Jones Target Date Funds	Corresponding Dow Jones Global Target Date Index
Target Today Fund	Dow Jones Global Target Today Index
Target 2010 Fund	Dow Jones Global Target 2010 Index
Target 2015 Fund	Dow Jones Global Target 2015 Index
Target 2020 Fund	Dow Jones Global Target 2020 Index
Target 2025 Fund	Dow Jones Global Target 2025 Index
Target 2030 Fund	Dow Jones Global Target 2030 Index
Target 2035 Fund	Dow Jones Global Target 2035 Index
Target 2040 Fund	Dow Jones Global Target 2040 Index
Target 2045 Fund	Dow Jones Global Target 2045 Index
Target 2050 Fund	Dow Jones Global Target 2050 Index
Target 2055 Fund	Dow Jones Global Target 2055 Index

Adviser

Wells Fargo Funds Management, LLC

Subadviser

Global Index Advisors, Inc.

Portfolio managers

Rodney H. Alldredge

James P. Lauder

Paul T. Torregrosa, Ph.D.

The target date represents the year in which investors may likely begin withdrawing assets. The Funds gradually seek to reduce market risk as the target date approaches and after it arrives by decreasing equity exposure and increasing fixed income exposure. The principal value is not guaranteed at any time, including at the target date.

Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). These Funds are exposed to foreign investment risk, mortgage- and asset-backed securities risk, smaller-company investment risk, and allocation methodology risk (risk that the allocation methodology of the Dow Jones Target Date Index, whose total returns the Funds seek to approximate, before fees and expenses, will not meet an investor’s goals). Consult the prospectus for additional information on these and other risks.

Please see footnotes on pages 17-18.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	5

Target Today Fund

Average annual total returns2 (%) as of August 31, 2014

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STWRX)	3-1-1994	0.57	3.40	3.71	6.73	4.62	4.33	1.01	0.81
Class B (WFOKX)*	8-1-1998	0.97	3.50	3.79	5.97	3.84	3.79	1.76	1.56
Class C (WFODX)	12-1-1998	4.95	3.84	3.54	5.95	3.84	3.54	1.76	1.56
Class R (WFRRX)	6-28-2013	–	–	–	6.48	4.51	4.27	1.26	1.06
Class R4 (WOTRX)	11-30-2012	–	–	–	7.05	5.11	4.84	0.68	0.45
Class R6 (WOTDX)	6-30-2004	–	–	–	7.28	5.15	4.87	0.53	0.30
Administrator Class (WFLOX)	11-8-1999	–	–	–	6.91	4.79	4.57	0.85	0.65
Investor Class (WFBTX)	1-31-2007	–	–	–	6.64	4.70	4.50	1.07	0.86
Dow Jones Global Target Today Index[5]	–	–	–	–	7.59	5.62	5.31	–	–
Russell 3000® Index[6]	–	–	–	–	24.74	17.22	8.83	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	5.66	4.48	4.72	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 17-18.

6	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2010 Fund

Average annual total returns8 (%) as of August 31, 2014

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STNRX)	3-1-1994	1.53	4.22	4.00	7.70	5.47	4.61	1.01	0.83
Class B (SPTBX)*	3-1-1997	1.91	4.35	4.07	6.91	4.68	4.07	1.76	1.58
Class C (WFOCX)	12-1-1998	5.91	4.68	3.84	6.91	4.68	3.84	1.76	1.58
Class R (WFARX)	6-28-2013	–	–	–	7.48	5.34	4.55	1.26	1.08
Class R4 (WFORX)	11-30-2012	–	–	–	8.13	5.95	5.12	0.68	0.47
Class R6 (WFOAX)	6-30-2004	–	–	–	8.28	6.00	5.15	0.53	0.32
Administrator Class (WFLGX)	11-8-1999	–	–	–	7.92	5.64	4.86	0.85	0.67
Investor Class (WFCTX)	1-31-2007	–	–	–	7.66	5.54	4.79	1.07	0.88
Dow Jones Global Target 2010 Index[5]	–	–	–	–	8.63	6.49	5.84	–	–
Russell 3000® Index[6]	–	–	–	–	24.74	17.22	8.83	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	5.66	4.48	4.72	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 17-18.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	7

Target 2015 Fund

Average annual total returns9 (%) as of August 31, 2014

		Including sales charge			Excluding sales charge				Expense ratios[3] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception		Gross	Net[4]
Class A (WFACX)	11-30-2012	2.68	5.34	3.05	8.93	6.59	3.91		1.01	0.84
Class R (WFBRX)	6-28-2013	–	–	–	8.70	6.35	3.69		1.26	1.09
Class R4 (WFSRX)	11-30-2012	–	–	–	9.32	6.98	4.22		0.68	0.48
Class R6 (WFSCX)	6-29-2007	–	–	–	9.50	7.00	4.24		0.53	0.33
Administrator Class (WFFFX)	6-29-2007	–	–	–	9.10	6.66	3.94		0.85	0.68
Investor Class (WFQEX)	6-29-2007	–	–	–	8.93	6.55	3.87		1.07	0.89
Dow Jones Global Target 2015 Index[5]	–	–	–	–	9.92	7.52	4.74	*	–	–
Russell 3000® Index[6]	–	–	–	–	24.74	17.22	6.63	*	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	5.66	4.48	5.34	*	–	–
*	Based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 17-18.

8	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2020 Fund

Average annual total returns2 (%) as of August 31, 2014

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STTRX)	3-1-1994	4.67	6.56	4.90	11.04	7.82	5.53	0.98	0.86
Class B (STPBX)*	3-1-1997	5.24	6.70	4.98	10.24	7.00	4.98	1.73	1.61
Class C (WFLAX)	12-1-1998	9.19	7.03	4.74	10.19	7.03	4.74	1.73	1.61
Class R (WFURX)	6-28-2013	–	–	–	10.80	7.70	5.47	1.23	1.11
Class R4 (WFLRX)	11-30-2012	–	–	–	11.39	8.34	6.06	0.65	0.50
Class R6 (WFOBX)	6-30-2004	–	–	–	11.61	8.38	6.09	0.50	0.35
Administrator Class (WFLPX)	11-8-1999	–	–	–	11.22	8.00	5.78	0.82	0.70
Investor Class (WFDTX)	1-31-2007	–	–	–	10.98	7.91	5.72	1.04	0.91
Dow Jones Global Target 2020 Index[5]	–	–	–	–	11.99	8.85	7.03	–	–
Russell 3000® Index[6]	–	–	–	–	24.74	17.22	8.83	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	5.66	4.48	4.72	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 17-18.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	9

Target 2025 Fund

Average annual total returns10 (%) as of August 31, 2014

		Including sales charge			Excluding sales charge				Expense ratios[3] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception		Gross	Net[4]
Class A (WFAYX)	11-30-2012	6.76	8.09	3.26	13.22	9.37	4.12		0.98	0.86
Class R (WFHRX)	6-28-2013	–	–	–	12.90	9.11	3.90		1.23	1.11
Class R4 (WFGRX)	11-30-2012	–	–	–	13.65	9.77	4.44		0.65	0.50
Class R6 (WFTYX)	6-29-2007	–	–	–	13.71	9.80	4.46		0.50	0.35
Administrator Class (WFTRX)	6-29-2007	–	–	–	13.29	9.43	4.16		0.82	0.70
Investor Class (WFGYX)	6-29-2007	–	–	–	13.14	9.33	4.09		1.04	0.91
Dow Jones Global Target 2025 Index[5]	–	–	–	–	14.12	10.28	4.86	*	–	–
Russell 3000® Index[6]	–	–	–	–	24.74	17.22	6.63	*	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	5.66	4.48	5.34	*	–	–
*	Based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 17-18.

10	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2030 Fund

Average annual total returns2(%) as of August 31, 2014

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STHRX)	3-1-1994	8.52	9.24	5.81	15.17	10.55	6.44	0.98	0.87
Class B (SGPBX)*	3-1-1997	9.34	9.44	5.88	14.34	9.72	5.88	1.73	1.62
Class C (WFDMX)	12-1-1998	13.32	9.72	5.65	14.32	9.72	5.65	1.73	1.62
Class R (WFJRX)	6-28-2013	–	–	–	14.91	10.43	6.38	1.23	1.12
Class R4 (WTHRX)	11-30-2012	–	–	–	15.59	11.08	6.98	0.65	0.51
Class R6 (WFOOX)	6-30-2004	–	–	–	15.77	11.12	6.99	0.50	0.36
Administrator Class (WFLIX)	11-8-1999	–	–	–	15.37	10.73	6.70	0.82	0.71
Investor Class (WFETX)	1-31-2007	–	–	–	15.12	10.62	6.62	1.04	0.92
Dow Jones Global Target 2030 Index[5]	–	–	–	–	16.18	11.57	8.27	–	–
Russell 3000® Index[6]	–	–	–	–	24.74	17.22	8.83	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	5.66	4.48	4.72	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 17-18.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	11

Target 2035 Fund

Average annual total returns10 (%) as of August 31, 2014

		Including sales charge			Excluding sales charge				Expense ratios[3] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception		Gross	Net[4]
Class A (WFQBX)	11-30-2012	10.28	10.47	3.64	17.02	11.77	4.50		1.01	0.88
Class R (WFKRX)	6-28-2013	–	–	–	16.73	11.41	4.22		1.26	1.13
Class R4 (WTTRX)	11-30-2012	–	–	–	17.38	12.15	4.81		0.68	0.52
Class R6 (WFQRX)	6-29-2007	–	–	–	17.55	12.20	4.84		0.53	0.37
Administrator Class (WFQWX)	6-29-2007	–	–	–	17.10	11.73	4.48		0.85	0.72
Investor Class (WFQTX)	6-29-2007	–	–	–	16.84	11.62	4.40		1.07	0.93
Dow Jones Global Target 2035 Index[5]	–	–	–	–	17.99	12.63	5.12	*	–	–
Russell 3000® Index[6]	–	–	–	–	24.74	17.22	6.63	*	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	5.66	4.48	5.34	*	–	–
*	Based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 17-18.

12	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2040 Fund

Average annual total returns2 (%) as of August 31, 2014

		Including sales charge			Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net[4]
Class A (STFRX)	3-1-1994	11.53	11.05	6.62	18.32	12.37	7.25	0.99	0.88
Class B (SLPBX)*	3-1-1997	12.40	11.23	6.68	17.40	11.49	6.68	1.74	1.63
Class C (WFOFX)	7-1-1998	16.49	11.52	6.45	17.49	11.52	6.45	1.74	1.63
Class R (WFMRX)	6-28-2013	–	–	–	18.05	12.23	7.19	1.24	1.13
Class R4 (WTFRX)	11-30-2012	–	–	–	18.73	12.87	7.78	0.66	0.52
Class R6 (WFOSX)	6-30-2004	–	–	–	18.90	12.92	7.80	0.51	0.37
Administrator Class (WFLWX)	11-8-1999	–	–	–	18.54	12.55	7.50	0.83	0.72
Investor Class (WFFTX)	1-31-2007	–	–	–	18.28	12.44	7.43	1.05	0.93
Dow Jones Global Target 2040 Index[5]	–	–	–	–	19.36	13.37	8.94	–	–
Russell 3000® Index[6]	–	–	–	–	24.74	17.22	8.83	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	5.66	4.48	4.72	–	–
*	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 17-18.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	13

Target 2045 Fund

Average annual total returns10 (%) as of August 31, 2014

		Including sales charge			Excluding sales charge				Expense ratios[3] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception		Gross	Net[4]
Class A (WFQVX)	11-30-2012	12.23	11.46	4.08	19.11	12.79	4.95		1.04	0.88
Class R (WFNRX)	6-28-2013	–	–	–	18.76	12.50	4.68		1.29	1.13
Class R4 (WFFRX)	11-30-2012	–	–	–	19.54	13.21	5.28		0.71	0.52
Class R6 (WFQPX)	6-29-2007	–	–	–	19.75	13.22	5.29		0.56	0.37
Administrator Class (WFQYX)	6-29-2007	–	–	–	19.24	12.81	4.98		0.88	0.72
Investor Class (WFQSX)	6-29-2007	–	–	–	19.06	12.71	4.86		1.10	0.93
Dow Jones Global Target 2045 Index[5]	–	–	–	–	20.12	13.72	5.52	*	–	–
Russell 3000® Index[6]	–	–	–	–	24.74	17.22	6.63	*	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	5.66	4.48	5.34	*	–	–
*	Based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 17-18.

14	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Target 2050 Fund

Average annual total returns11 (%) as of August 31, 2014

		Including sales charge			Excluding sales charge				Expense ratios[3] (%)
	Inception date	1 year	5 year	Since inception	1 year	5 year	Since inception		Gross	Net[4]
Class A (WFQAX)	11-30-2012	12.35	11.54	4.08	19.23	12.86	4.95		1.01	0.88
Class C (WFQCX)	11-30-2012	17.38	12.03	4.17	18.38	12.03	4.17		1.76	1.63
Class R (WFWRX)	6-28-2013	–	–	–	18.96	12.60	4.69		1.26	1.13
Class R4 (WQFRX)	11-30-2012	–	–	–	19.69	13.27	5.27		0.68	0.52
Class R6 (WFQFX)	6-29-2007	–	–	–	19.87	13.32	5.31		0.53	0.37
Administrator Class (WFQDX)	6-29-2007	–	–	–	19.41	12.92	4.97		0.85	0.72
Investor Class (WFQGX)	6-29-2007	–	–	–	19.22	12.82	4.88		1.07	0.93
Dow Jones Global Target 2050 Index[5]	–	–	–	–	20.26	13.77	5.55	*	–	–
Russell 3000® Index[6]	–	–	–	–	24.74	17.22	6.63	*	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	–	5.66	4.48	5.34	*	–	–
*	Based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 17-18.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	15

Target 2055 Fund

Average annual total returns10 (%) as of August 31, 2014

		Including sales charge		Excluding sales charge			Expense ratios[3] (%)
	Inception date	1 year	Since inception	1 year	Since inception		Gross	Net[4]
Class A (WFQZX)	11-30-2012	12.42	8.56	19.24	10.61		1.21	0.88
Class R (WFYRX)	6-28-2013	–	–	18.94	10.14		1.46	1.13
Class R4 (WFVRX)	11-30-2012	–	–	19.63	11.00		0.88	0.52
Class R6 (WFQUX)	6-30-2011	–	–	19.84	11.06		0.73	0.37
Administrator Class (WFLHX)	6-30-2011	–	–	19.36	10.68		1.05	0.72
Investor Class (WFQHX)	6-30-2011	–	–	19.23	10.58		1.27	0.93
Dow Jones Global Target 2055 Index[5]	–	–	–	20.26	11.28	*	–	–
Russell 3000® Index[6]	–	–	–	24.74	16.28	*	–	–
Barclays U.S. Aggregate Bond Index[7]	–	–	–	5.66	3.74	*	–	–
*	Based on the inception date of the oldest class.

Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. Class R, Class R4, Class R6, Administrator Class, and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please see footnotes on pages 17-18.

16	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

Portfolio allocation12 as of August 31, 2014

Target Today Fund	Target 2010 Fund	Target 2015 Fund

Target 2020 Fund	Target 2025 Fund	Target 2030 Fund

Target 2035 Fund	Target 2040 Fund	Target 2045 Fund

Please see footnotes on pages 17-18.

Performance highlights (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	17

Portfolio allocation12 as of August 31, 2014 (continued)

Target 2050 Fund	Target 2055 Fund

1.	The Funds are gateway funds that invest in various affiliated master portfolios which in turn invest in a combination of equity, fixed income, and money market securities using an asset allocation strategy designed to replicate, before fees and expenses, the total return of the Dow Jones Global Target Date Indexes that have the same target year as the Funds. References to the investment activities of the Funds are intended to refer to the investment activities of the underlying affiliated master portfolios in which the Funds invest.

2.	Historical performance shown for Class R shares prior to their inception reflects the performance of the Class A shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares and includes the expenses applicable to Class R6. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses. Historical performance shown for Investor Class shares prior to their inception reflects the performance of Administrator Class shares and has been adjusted to reflect the higher expenses applicable to Investor Class shares (except during those periods in which expenses of the Investor Class would have been lower than those of Administrator Class no such adjustment is reflected).

3.	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.

4.	The Adviser has committed through June 30, 2015, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses, and extraordinary expenses are excluded from the cap. Fees from the underlying affiliated master portfolios are included in the cap. Without this cap, the Fund’s returns would have been lower.

5.	The Dow Jones Global Target Date Indexes (each an “index” or collectively the “indexes”) are a series of indexes designed as benchmarks for multi-asset class portfolios with risk profiles that became more conservative over time. The index weightings among the major asset classes are adjusted monthly based on a published set of index rules. The indexes with longer time horizons have higher allocations to equity securities, while the indexes with shorter time horizons replace some of their stock allocations with allocations to fixed income securities and money market instruments. You cannot invest directly in an index.

6.	The Russell 3000® Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. You cannot invest directly in an index.

7.	The Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass throughs), ABS, and CMBS. You cannot invest directly in an index.

8.	Historical performance shown for Class R shares prior to their inception reflects the performance of Class A shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares, and has been adjusted to reflect the higher expenses applicable to Class R6 shares at that time. If these expenses had not been included, returns would be higher. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses. Historical performance shown for Investor Class shares prior to their inception reflects the performance of Administrator Class shares and has been adjusted to reflect the higher expenses applicable to Investor Class shares (except during those periods in which expenses of Investor Class would have been lower than those of Administrator Class no such adjustment is reflected).

18	Wells Fargo Advantage Dow Jones Target Date Funds	Performance highlights (unaudited)

9.	Historical performance shown for Class A shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class A shares. Historical performance shown for Class R shares prior to their inception reflects the performance of Investor Class shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares, and has been adjusted to reflect the higher expenses applicable to Class R6 shares at that time. If these expenses had not been included, returns would be higher. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses.

10.	Historical performance shown for Class A shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class A shares. Historical performance shown for Class R shares prior to their inception reflects the performance of Investor Class shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares and includes the expenses applicable to Class R6. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses.

11.	Historical performance shown for Class A and Class C shares prior to their inception reflects the performance of Class R6 shares and has been adjusted to reflect the higher expenses applicable to Class A and Class C shares. Historical performance shown for Class R shares prior to their inception reflects the performance of Investor Class shares and has been adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for Class R4 shares prior to their inception reflects the performance of Class R6 shares and includes the expenses applicable to Class R6. Effective June 1, 2013, Institutional Class was renamed Class R6 and modified to assume the features and attributes of Class R6. Historical performance shown for Class R6 shares from inception through May 31, 2013, reflects Institutional Class performance and expenses.

12.	Each chart represents the composite of the portfolio allocations of the affiliated master portfolios in which the Fund invests and is calculated based on the total investments of the affiliated master portfolios. Portfolio holdings are subject to change and may have changed since the date specified. See the Portfolio of investments or Summary portfolio of investments of each affiliated master portfolio which is also included in this report.

Fund expenses (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	19

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder service fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from March 1, 2014 to August 31, 2014.

Actual expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Target Today Fund	Beginning account value 3-1-2014	Ending account value 8-31-2014	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,023.21	$4.13	0.81%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.12	$4.13	0.81%
Class B
Actual	$1,000.00	$1,019.43	$7.94	1.56%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.34	$7.93	1.56%
Class C
Actual	$1,000.00	$1,019.19	$7.94	1.56%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.34	$7.93	1.56%
Class R
Actual	$1,000.00	$1,021.81	$5.40	1.06%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.86	$5.40	1.06%
Class R4
Actual	$1,000.00	$1,024.34	$2.30	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.94	$2.29	0.45%
Class R6
Actual	$1,000.00	$1,025.61	$1.53	0.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.69	$1.53	0.30%
Administrator Class
Actual	$1,000.00	$1,023.98	$3.32	0.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	$3.31	0.65%
Investor Class
Actual	$1,000.00	$1,022.67	$4.38	0.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.87	$4.38	0.86%

20	Wells Fargo Advantage Dow Jones Target Date Funds	Fund expenses (unaudited)

Target 2010 Fund	Beginning account value 3-1-2014	Ending account value 8-31-2014	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,025.23	$4.24	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.02	$4.23	0.83%
Class B
Actual	$1,000.00	$1,021.98	$8.05	1.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.24	$8.03	1.58%
Class C
Actual	$1,000.00	$1,021.85	$8.05	1.58%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.24	$8.03	1.58%
Class R
Actual	$1,000.00	$1,024.86	$5.51	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.76	$5.50	1.08%
Class R4
Actual	$1,000.00	$1,027.25	$2.40	0.47%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.84	$2.40	0.47%
Class R6
Actual	$1,000.00	$1,028.35	$1.64	0.32%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.59	$1.63	0.32%
Administrator Class
Actual	$1,000.00	$1,026.07	$3.42	0.67%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.83	$3.41	0.67%
Investor Class
Actual	$1,000.00	$1,025.73	$4.49	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.77	$4.48	0.88%
Target 2015 Fund
Class A
Actual	$1,000.00	$1,028.40	$4.29	0.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.97	$4.28	0.84%
Class R
Actual	$1,000.00	$1,027.70	$5.57	1.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.71	$5.55	1.09%
Class R4
Actual	$1,000.00	$1,030.83	$2.46	0.48%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.79	$2.45	0.48%
Class R6
Actual	$1,000.00	$1,031.56	$1.69	0.33%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.54	$1.68	0.33%
Administrator Class
Actual	$1,000.00	$1,029.54	$3.48	0.68%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.78	$3.47	0.68%
Investor Class
Actual	$1,000.00	$1,028.52	$4.55	0.89%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.72	$4.53	0.89%

Fund expenses (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	21

Target 2020 Fund	Beginning account value 3-1-2014	Ending account value 8-31-2014	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,033.73	$4.41	0.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.87	$4.38	0.86%
Class B
Actual	$1,000.00	$1,029.86	$8.24	1.61%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.09	$8.19	1.61%
Class C
Actual	$1,000.00	$1,029.91	$8.24	1.61%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.09	$8.19	1.61%
Class R
Actual	$1,000.00	$1,033.00	$5.69	1.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.61	$5.65	1.11%
Class R4
Actual	$1,000.00	$1,035.64	$2.57	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.55	0.50%
Class R6
Actual	$1,000.00	$1,036.32	$1.80	0.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	$1.79	0.35%
Administrator Class
Actual	$1,000.00	$1,034.81	$3.59	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57	0.70%
Investor Class
Actual	$1,000.00	$1,033.95	$4.67	0.91%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.62	$4.63	0.91%
Target 2025 Fund
Class A
Actual	$1,000.00	$1,038.87	$4.42	0.86%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.87	$4.38	0.86%
Class R
Actual	$1,000.00	$1,038.24	$5.70	1.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.61	$5.65	1.11%
Class R4
Actual	$1,000.00	$1,041.14	$2.57	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.55	0.50%
Class R6
Actual	$1,000.00	$1,041.88	$1.80	0.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.44	$1.79	0.35%
Administrator Class
Actual	$1,000.00	$1,039.18	$3.60	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57	0.70%
Investor Class
Actual	$1,000.00	$1,038.25	$4.68	0.91%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.62	$4.63	0.91%

22	Wells Fargo Advantage Dow Jones Target Date Funds	Fund expenses (unaudited)

Target 2030 Fund	Beginning account value 3-1-2014	Ending account value 8-31-2014	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,043.61	$4.48	0.87%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.82	$4.43	0.87%
Class B
Actual	$1,000.00	$1,039.90	$8.33	1.62%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.04	$8.24	1.62%
Class C
Actual	$1,000.00	$1,039.75	$8.33	1.62%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.04	$8.24	1.62%
Class R
Actual	$1,000.00	$1,042.26	$5.77	1.12%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.56	$5.70	1.12%
Class R4
Actual	$1,000.00	$1,045.42	$2.63	0.51%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.63	$2.60	0.51%
Class R6
Actual	$1,000.00	$1,046.75	$1.86	0.36%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.39	$1.84	0.36%
Administrator Class
Actual	$1,000.00	$1,044.52	$3.66	0.71%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.63	$3.62	0.71%
Investor Class
Actual	$1,000.00	$1,043.75	$4.74	0.92%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.57	$4.69	0.92%
Target 2035 Fund
Class A
Actual	$1,000.00	$1,048.06	$4.54	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.77	$4.48	0.88%
Class R
Actual	$1,000.00	$1,046.34	$5.83	1.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.51	$5.75	1.13%
Class R4
Actual	$1,000.00	$1,049.48	$2.69	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.65	0.52%
Class R6
Actual	$1,000.00	$1,050.17	$1.91	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.89	0.37%
Administrator Class
Actual	$1,000.00	$1,048.39	$3.72	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.58	$3.67	0.72%
Investor Class
Actual	$1,000.00	$1,047.22	$4.80	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.52	$4.74	0.93%

Fund expenses (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	23

Target 2040 Fund	Beginning account value 3-1-2014	Ending account value 8-31-2014	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,051.58	$4.55	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.77	$4.48	0.88%
Class B
Actual	$1,000.00	$1,047.25	$8.41	1.63%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.99	$8.29	1.63%
Class C
Actual	$1,000.00	$1,047.24	$8.41	1.63%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.99	$8.29	1.63%
Class R
Actual	$1,000.00	$1,049.57	$5.84	1.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.51	$5.75	1.13%
Class R4
Actual	$1,000.00	$1,052.79	$2.69	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.65	0.52%
Class R6
Actual	$1,000.00	$1,054.01	$1.92	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.89	0.37%
Administrator Class
Actual	$1,000.00	$1,051.95	$3.72	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.58	$3.67	0.72%
Investor Class
Actual	$1,000.00	$1,051.18	$4.81	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.52	$4.74	0.93%
Target 2045 Fund
Class A
Actual	$1,000.00	$1,053.59	$4.56	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.77	$4.48	0.88%
Class R
Actual	$1,000.00	$1,051.71	$5.84	1.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.51	$5.75	1.13%
Class R4
Actual	$1,000.00	$1,055.65	$2.69	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.65	0.52%
Class R6
Actual	$1,000.00	$1,056.43	$1.92	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.89	0.37%
Administrator Class
Actual	$1,000.00	$1,053.59	$3.73	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.58	$3.67	0.72%
Investor Class
Actual	$1,000.00	$1,052.39	$4.81	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.52	$4.74	0.93%

24	Wells Fargo Advantage Dow Jones Target Date Funds	Fund expenses (unaudited)

Target 2050 Fund	Beginning account value 3-1-2014	Ending account value 8-31-2014	Expenses paid during the period¹	Net annualized expense ratio
Class A
Actual	$1,000.00	$1,053.70	$4.56	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.77	$4.48	0.88%
Class C
Actual	$1,000.00	$1,050.34	$8.42	1.63%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.99	$8.29	1.63%
Class R
Actual	$1,000.00	$1,052.25	$5.85	1.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.51	$5.75	1.13%
Class R4
Actual	$1,000.00	$1,054.93	$2.69	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.65	0.52%
Class R6
Actual	$1,000.00	$1,056.57	$1.92	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.89	0.37%
Administrator Class
Actual	$1,000.00	$1,055.17	$3.73	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.58	$3.67	0.72%
Investor Class
Actual	$1,000.00	$1,053.09	$4.81	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.52	$4.74	0.93%
Target 2055 Fund
Class A
Actual	$1,000.00	$1,053.61	$4.56	0.88%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.77	$4.48	0.88%
Class R
Actual	$1,000.00	$1,052.64	$5.85	1.13%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.51	$5.75	1.13%
Class R4
Actual	$1,000.00	$1,055.52	$2.69	0.52%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.58	$2.65	0.52%
Class R6
Actual	$1,000.00	$1,056.28	$1.92	0.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.34	$1.89	0.37%
Administrator Class
Actual	$1,000.00	$1,054.75	$3.73	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.58	$3.67	0.72%
Investor Class
Actual	$1,000.00	$1,053.52	$4.81	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.52	$4.74	0.93%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half-year period).

Portfolios of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	25

TARGET TODAY FUND

Security name	Value

Investment Companies: 100.05%

Affiliated Master Portfolios: 100.05%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$624,018,462
Wells Fargo Advantage Diversified Stock Portfolio	123,775,369
Wells Fargo Advantage Short-Term Investment Portfolio	60,409,584

Total Investment Companies (Cost $743,744,393)	808,203,415

Total investments in securities
(Cost $743,744,393) *	100.05%	808,203,415
Other assets and liabilities, net	(0.05)	(416,923)

Total net assets	100.00%	$807,786,492

*	Cost for federal income tax purposes is $745,145,422 and unrealized gains (losses) consists of:
	Gross unrealized gains	$63,057,993
	Gross unrealized losses	0

	Net unrealized gains	$63,057,993

TARGET 2010 FUND

Security name	Value

Investment Companies: 99.87%

Affiliated Master Portfolios: 99.87%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$529,478,247
Wells Fargo Advantage Diversified Stock Portfolio	128,267,990
Wells Fargo Advantage Short-Term Investment Portfolio	27,053,875

Total Investment Companies (Cost $600,258,505)	684,800,112

Total investments in securities
(Cost $600,258,505) *	99.87%	684,800,112
Other assets and liabilities, net	0.13	861,047

Total net assets	100.00%	$685,661,159

*	Cost for federal income tax purposes is $608,139,896 and unrealized gains (losses) consists of:
	Gross unrealized gains	$76,660,216
	Gross unrealized losses	0

	Net unrealized gains	$76,660,216

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolios of investments—August 31, 2014 (unaudited)

TARGET 2015 FUND

Security name	Value

Investment Companies: 99.97%

Affiliated Master Portfolios: 99.97%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$663,131,261
Wells Fargo Advantage Diversified Stock Portfolio	258,132,884
Wells Fargo Advantage Short-Term Investment Portfolio	37,816,583

Total Investment Companies (Cost $847,733,676)	959,080,728

Total investments in securities
(Cost $847,733,676) *	99.97%	959,080,728
Other assets and liabilities, net	0.03	301,425

Total net assets	100.00%	$959,382,153

*	Cost for federal income tax purposes is $849,259,668 and unrealized gains (losses) consists of:
	Gross unrealized gains	$109,821,060
	Gross unrealized losses	0

	Net unrealized gains	$109,821,060

TARGET 2020 FUND

Security name	Value

Investment Companies: 99.91%

Affiliated Master Portfolios: 99.91%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$1,690,979,692
Wells Fargo Advantage Diversified Stock Portfolio	1,173,098,935
Wells Fargo Advantage Short-Term Investment Portfolio	117,207,003

Total Investment Companies (Cost $2,553,010,659)	2,981,285,630

Total investments in securities
(Cost $2,553,010,659) *	99.91%	2,981,285,630
Other assets and liabilities, net	0.09	2,590,149

Total net assets	100.00%	$2,983,875,779

*	Cost for federal income tax purposes is $2,572,499,086 and unrealized gains (losses) consists of:
	Gross unrealized gains	$408,786,544
	Gross unrealized losses	0

	Net unrealized gains	$408,786,544

The accompanying notes are an integral part of these financial statements.

Portfolios of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	27

TARGET 2025 FUND

Security name	Value

Investment Companies: 99.93%

Affiliated Master Portfolios: 99.93%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$1,074,847,903
Wells Fargo Advantage Diversified Stock Portfolio	1,281,915,994
Wells Fargo Advantage Short-Term Investment Portfolio	96,139,109

Total Investment Companies (Cost $2,014,175,144)	2,452,903,006

Total investments in securities
(Cost $2,014,175,144) *	99.93%	2,452,903,006
Other assets and liabilities, net	0.07	1,813,269

Total net assets	100.00%	$2,454,716,275

*	Cost for federal income tax purposes is $2,019,401,887 and unrealized gains (losses) consists of:
	Gross unrealized gains	$433,501,119
	Gross unrealized losses	0

	Net unrealized gains	$433,501,119

TARGET 2030 FUND

Security name	Value

Investment Companies: 99.94%

Affiliated Master Portfolios: 99.94%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$957,177,059
Wells Fargo Advantage Diversified Stock Portfolio	1,980,261,138
Wells Fargo Advantage Short-Term Investment Portfolio	119,455,580

Total Investment Companies (Cost $2,474,339,232)	3,056,893,777

Total investments in securities
(Cost $2,474,339,232) *	99.94%	3,056,893,777
Other assets and liabilities, net	0.06	1,849,497

Total net assets	100.00%	$3,058,743,274

*	Cost for federal income tax purposes is $2,490,361,544 and unrealized gains (losses) consists of:
	Gross unrealized gains	$566,532,233
	Gross unrealized losses	0

	Net unrealized gains	$566,532,233

The accompanying notes are an integral part of these financial statements.

28	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolios of investments—August 31, 2014 (unaudited)

TARGET 2035 FUND

Security name	Value

Investment Companies: 99.83%

Affiliated Master Portfolios: 99.83%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$282,055,229
Wells Fargo Advantage Diversified Stock Portfolio	1,053,499,443
Wells Fargo Advantage Short-Term Investment Portfolio	54,163,955

Total Investment Companies (Cost $1,084,343,372)	1,389,718,627

Total investments in securities
(Cost $1,084,343,372) *	99.83%	1,389,718,627
Other assets and liabilities, net	0.17	2,415,000

Total net assets	100.00%	$1,392,133,627

*	Cost for federal income tax purposes is $1,088,041,749 and unrealized gains (losses) consists of:
	Gross unrealized gains	$301,676,878
	Gross unrealized losses	0

	Net unrealized gains	$301,676,878

TARGET 2040 FUND

Security name	Value

Investment Companies: 99.89%

Affiliated Master Portfolios: 99.89%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$263,920,089
Wells Fargo Advantage Diversified Stock Portfolio	1,872,399,081
Wells Fargo Advantage Short-Term Investment Portfolio	86,457,717

Total Investment Companies (Cost $1,721,747,792)	2,222,776,887

Total investments in securities
(Cost $1,721,747,792) *	99.89%	2,222,776,887
Other assets and liabilities, net	0.11	2,546,193

Total net assets	100.00%	$2,225,323,080

*	Cost for federal income tax purposes is $1,732,150,765 and unrealized gains (losses) consists of:
	Gross unrealized gains	$490,626,122
	Gross unrealized losses	0

	Net unrealized gains	$490,626,122

The accompanying notes are an integral part of these financial statements.

Portfolios of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	29

TARGET 2045 FUND

Security name	Value

Investment Companies: 99.63%

Affiliated Master Portfolios: 99.63%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$53,213,879
Wells Fargo Advantage Diversified Stock Portfolio	685,806,935
Wells Fargo Advantage Short-Term Investment Portfolio	29,871,548

Total Investment Companies (Cost $588,201,148)	768,892,362

Total investments in securities
(Cost $588,201,148) *	99.63%	768,892,362
Other assets and liabilities, net	0.37	2,849,476

Total net assets	100.00%	$771,741,838

*	Cost for federal income tax purposes is $590,130,153 and unrealized gains (losses) consists of:
	Gross unrealized gains	$178,762,209
	Gross unrealized losses	0

	Net unrealized gains	$178,762,209

TARGET 2050 FUND

Security name	Value

Investment Companies: 99.69%

Affiliated Master Portfolios: 99.69%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$81,264,946
Wells Fargo Advantage Diversified Stock Portfolio	1,262,725,359
Wells Fargo Advantage Short-Term Investment Portfolio	54,309,643

Total Investment Companies (Cost $1,073,140,501)	1,398,299,948

Total investments in securities
(Cost $1,073,140,501) *	99.69%	1,398,299,948
Other assets and liabilities, net	0.31	4,315,825

Total net assets	100.00%	$1,402,615,773

*	Cost for federal income tax purposes is $1,078,123,359 and unrealized gains (losses) consists of:
	Gross unrealized gains	$320,176,589
	Gross unrealized losses	0

	Net unrealized gains	$320,176,589

The accompanying notes are an integral part of these financial statements.

30	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolios of investments—August 31, 2014 (unaudited)

TARGET 2055 FUND

Security name	Value

Investment Companies: 99.03%

Affiliated Master Portfolios: 99.03%
Wells Fargo Advantage Diversified Fixed Income Portfolio	$8,370,409
Wells Fargo Advantage Diversified Stock Portfolio	130,062,572
Wells Fargo Advantage Short-Term Investment Portfolio	5,593,973

Total Investment Companies (Cost $124,064,970)	144,026,954

Total investments in securities
(Cost $124,064,970) *	99.03%	144,026,954
Other assets and liabilities, net	0.97	1,407,737

Total net assets	100.00%	$145,434,691

*	Cost for federal income tax purposes is $123,814,687 and unrealized gains (losses) consists of:
	Gross unrealized gains	$20,212,267
	Gross unrealized losses	0

	Net unrealized gains	$20,212,267

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

32	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of assets and liabilities—August 31, 2014 (unaudited)

	Target Today Fund	Target 2010 Fund	Target 2015 Fund	Target 2020 Fund

Assets
Investments in affiliated Master Portfolios, at value (see cost below)	$808,203,415	$684,800,112	$959,080,728	$2,981,285,630
Receivable for Fund shares sold	1,050,380	1,911,086	1,571,747	6,259,309
Prepaid expenses and other assets	32,887	37,914	44,689	45,492

Total assets	809,286,682	686,749,112	960,697,164	2,987,590,431

Liabilities
Payable for Fund shares redeemed	1,269,753	858,002	1,027,827	2,763,477
Advisory fee payable	29,831	36,712	59,156	274,951
Distribution fees payable	2,690	1,914	6	3,733
Administration fees payable	100,650	89,090	118,517	354,193
Shareholder report expenses payable	14,059	15,432	12,867	7,822
Shareholder servicing fees payable	75,428	77,099	87,901	292,796
Professional fees payable	7,227	8,192	7,335	7,344
Accrued expenses and other liabilities	552	1,512	1,402	10,336

Total liabilities	1,500,190	1,087,953	1,315,011	3,714,652

Total net assets	$807,786,492	$685,661,159	$959,382,153	$2,983,875,779

NET ASSETS CONSIST OF
Paid-in capital	$737,584,825	$598,136,694	$843,435,418	$2,550,163,804
Undistributed net investment income	4,436,122	3,809,576	3,023,871	8,182,335
Accumulated net realized gains (losses) on investments	1,306,523	(826,718)	1,575,812	(2,745,331)
Net unrealized gains on investments	64,459,022	84,541,607	111,347,052	428,274,971

Total net assets	$807,786,492	$685,661,159	$959,382,153	$2,983,875,779

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE
Net assets – Class A	$16,493,469	$28,759,880	$666,390	$68,498,874
Shares outstanding – Class A1	1,490,971	2,112,558	62,852	4,398,506
Net asset value per share – Class A	$11.06	$13.61	$10.60	$15.57
Maximum offering price per share – Class A2	$11.73	$14.44	$11.25	$16.52
Net assets – Class B	$29,326	$30,514	N/A	$169,099
Shares outstanding – Class B1	2,551	2,217	N/A	10,859
Net asset value per share – Class B	$11.50	$13.76	N/A	$15.57
Net assets – Class C	$3,854,684	$2,829,375	N/A	$5,586,559
Shares outstanding – Class C1	341,046	205,279	N/A	360,456
Net asset value per share – Class C	$11.30	$13.78	N/A	$15.50
Net assets – Class R	$26,712	$26,991	$27,369	$41,585
Shares outstanding – Class R1	2,418	1,991	2,545	2,680
Net asset value per share – Class R	$11.05	$13.56	$10.75	$15.52
Net assets – Class R4	$352,897,314	$163,977,900	$182,750,611	$784,097,878
Share outstanding – Class R4[1]	31,162,012	11,913,438	17,185,941	49,492,714
Net asset value per share – Class R4	$11.32	$13.76	$10.63	$15.84
Net assets – Class R6	$250,581,104	$236,165,517	$446,577,413	$1,165,669,722
Share outstanding – Class R6[1]	22,147,411	17,159,808	42,038,333	73,604,436
Net asset value per share – Class R6	$11.31	$13.76	$10.62	$15.84
Net assets – Administrator Class	$113,192,584	$192,549,920	$208,620,741	$750,821,625
Shares outstanding – Administrator Class[1]	10,026,970	14,001,514	19,401,343	47,534,798
Net asset value per share – Administrator Class	$11.29	$13.75	$10.75	$15.80
Net assets – Investor Class	$70,711,299	$61,321,062	$120,739,629	$208,990,437
Shares outstanding – Investor Class[1]	6,277,712	4,472,547	11,218,046	13,247,517
Net asset value per share – Investor Class	$11.26	$13.71	$10.76	$15.78

Investments in affiliated Master Portfolios, at cost	$743,744,393	$600,258,505	$847,733,676	$2,553,010,659

1.	Each Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—August 31, 2014 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	33

Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund	Target 2050 Fund	Target 2055 Fund

$2,452,903,006	$3,056,893,777	$1,389,718,627	$2,222,776,887	$768,892,362	$1,398,299,948	$144,026,954
4,433,883	7,052,130	3,350,376	7,666,442	3,332,099	6,389,821	1,480,676
45,913	67,515	36,389	70,962	47,537	77,701	50,073

2,457,382,802	3,064,013,422	1,393,105,392	2,230,514,291	772,271,998	1,404,767,470	145,557,703

1,992,486	4,294,201	512,017	4,451,827	272,136	1,759,935	81,872
216,889	306,849	144,888	238,590	75,122	139,836	2,112
6	3,108	6	3,784	7	288	7
271,811	360,491	175,515	267,265	97,609	140,397	13,131
4,277	0	4,134	1,932	5,108	6,123	11,720
166,824	291,924	124,694	213,734	69,777	92,276	5,863
7,189	7,229	7,604	7,726	7,600	7,757	7,304
7,045	6,346	2,907	6,353	2,801	5,085	1,003

2,666,527	5,270,148	971,765	5,191,211	530,160	2,151,697	123,012

$2,454,716,275	$3,058,743,274	$1,392,133,627	$2,225,323,080	$771,741,838	$1,402,615,773	$145,434,691

$2,000,988,270	$2,466,686,083	$1,078,147,304	$1,715,845,275	$585,980,215	$1,069,756,088	$124,451,154
6,107,842	6,941,432	3,075,709	4,196,989	1,639,576	2,735,909	390,221
8,892,301	2,561,214	5,535,359	4,251,721	3,430,833	4,964,329	631,332
438,727,862	582,554,545	305,375,255	501,029,095	180,691,214	325,159,447	19,961,984

$2,454,716,275	$3,058,743,274	$1,392,133,627	$2,225,323,080	$771,741,838	$1,402,615,773	$145,434,691

$2,622,021	$61,860,556	$1,085,127	$112,579,712	$506,957	$1,320,162	$396,870
240,410	3,585,911	94,475	5,692,734	42,324	115,281	29,985
$10.91	$17.25	$11.49	$19.78	$11.98	$11.45	$13.24
$11.58	$18.30	$12.19	$20.99	$12.71	$12.15	$14.05
N/A	$173,462	N/A	$194,815	N/A	N/A	N/A
N/A	10,200	N/A	10,301	N/A	N/A	N/A
N/A	$17.01	N/A	$18.91	N/A	N/A	N/A
N/A	$4,492,148	N/A	$5,660,185	N/A	$455,535	N/A
N/A	266,404	N/A	303,556	N/A	39,900	N/A
N/A	$16.86	N/A	$18.65	N/A	$11.42	N/A
$28,611	$35,008	$29,755	$30,170	$30,375	$30,425	$30,437
2,618	2,031	2,574	1,527	2,512	2,651	2,320
$10.93	$17.24	$11.56	$19.76	$12.09	$11.48	$13.12
$357,294,329	$887,341,927	$310,895,560	$671,239,255	$184,343,952	$343,599,617	$27,646,870
32,675,331	50,756,101	27,036,213	33,272,397	15,343,345	29,903,561	2,082,980
$10.93	$17.48	$11.50	$20.17	$12.01	$11.49	$13.27
$1,469,138,349	$1,175,364,525	$628,806,848	$831,600,528	$337,105,825	$764,989,491	$101,155,530
134,434,113	67,290,080	54,681,309	41,225,132	28,102,521	66,605,649	7,633,168
$10.93	$17.47	$11.50	$20.17	$12.00	$11.49	$13.25
$376,855,313	$710,720,851	$250,171,233	$469,685,579	$137,255,765	$229,308,295	$10,126,995
34,406,647	40,683,645	21,694,895	23,322,267	11,377,128	20,016,747	764,795
$10.95	$17.47	$11.53	$20.14	$12.06	$11.46	$13.24
$248,777,652	$218,754,797	$201,145,104	$134,332,836	$112,498,964	$62,912,248	$6,077,989
22,738,595	12,559,119	17,380,777	6,685,071	9,296,735	5,476,344	462,988
$10.94	$17.42	$11.57	$20.09	$12.10	$11.49	$13.13

$2,014,175,144	$2,474,339,232	$1,084,343,372	$1,721,747,792	$588,201,148	$1,073,140,501	$124,064,970

The accompanying notes are an integral part of these financial statements.

34	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of operations—six months ended August 31, 2014 (unaudited)

	Target Today Fund	Target 2010 Fund	Target 2015 Fund	Target 2020 Fund

Investment income
Interest allocated from affiliated Master Portfolios*	$7,314,038	$6,576,859	$8,010,057	$19,968,506
Dividends allocated from affiliated Master Portfolios**	1,367,863	1,475,278	2,921,222	13,019,668
Affiliated income allocated from affiliated Master Portfolios	54,548	47,387	63,975	187,571
Securities lending income allocated from affiliated Master Portfolios	38,306	40,880	78,708	342,960
Expenses allocated from affiliated Master Portfolios	(640,223)	(565,039)	(770,189)	(2,339,972)

Total investment income	8,134,532	7,575,365	10,303,773	31,178,733

Expenses
Advisory fee	981,543	859,945	1,155,644	3,225,204
Administration fees
Fund level	202,479	176,045	240,327	732,094
Class A	21,835	38,970	464	91,799
Class B	47	105	N/A	235
Class C	5,358	3,852	N/A	6,936
Class R	35	35	35	47
Class R4	144,182	69,950	75,131	313,421
Class R6	36,248	35,629	66,301	167,840
Administrator Class	57,554	98,837	104,500	374,023
Investor Class	114,756	97,697	195,344	322,675
Shareholder servicing fees
Class A	20,996	37,472	446	88,269
Class B	45	101	N/A	227
Class C	5,152	3,704	N/A	6,669
Class R	33	33	34	46
Class R4	179,846	86,620	91,886	388,505
Administrator Class	143,884	247,091	261,249	934,794
Investor Class	89,653	76,326	152,612	252,088
Distribution fees
Class B	135	301	N/A	680
Class C	15,455	11,112	N/A	20,008
Class R	33	33	34	46
Custody and accounting fees	16,050	13,327	18,954	55,463
Professional fees	16,016	15,031	15,905	15,901
Registration fees	41,830	50,047	70,142	79,640
Shareholder report expenses	15,639	12,975	18,373	34,602
Trustees’ fees and expenses	4,443	6,012	4,694	4,696
Other fees and expenses	10,355	9,405	11,292	23,094

Total expenses	2,123,602	1,950,655	2,483,367	7,139,002
Less: Fee waivers and/or expense reimbursements	(807,221)	(645,234)	(817,911)	(1,677,930)

Net expenses	1,316,381	1,305,421	1,665,456	5,461,072

Net investment income	6,818,151	6,269,944	8,638,317	25,717,661

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on securities transaction allocated from affiliated Master Portfolios	1,225,997	1,929,446	1,422,931	5,313,968
Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master Portfolios	11,719,343	10,585,017	18,948,258	71,136,196

Net realized and unrealized gains (losses) on investments	12,945,340	12,514,463	20,371,189	76,450,164

Net increase in net assets resulting from operations	$19,763,491	$18,784,407	$29,009,506	$102,167,825

* Net of foreign interest withholding taxes allocated from affiliated Master Portfolios in the amount of	$108,788	$101,739	$181,079	$806,769
** Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios in the amount of	$84,603	$91,553	$122,075	$300,944

The accompanying notes are an integral part of these financial statements.

Statements of operations—six months ended August 31, 2014 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	35

Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund	Target 2050 Fund	Target 2055 Fund

$12,646,335	$11,118,167	$3,313,510	$3,087,690	$640,279	$990,890	$94,770
14,140,429	21,468,831	11,490,837	20,098,762	7,359,668	13,370,343	1,271,374
144,676	168,640	71,997	109,446	36,698	66,265	6,825
367,806	554,226	295,486	514,879	188,392	341,669	32,295
(1,913,132)	(2,344,332)	(1,071,490)	(1,686,907)	(583,875)	(1,049,005)	(100,346)

25,386,114	30,965,532	14,100,340	22,123,870	7,641,162	13,720,162	1,304,918

2,671,934	3,247,661	1,570,028	2,389,444	899,917	1,544,534	158,657

600,363	737,627	338,004	533,103	184,735	331,934	31,731
2,424	81,716	857	146,105	364	954	284
N/A	289	N/A	311	N/A	N/A	N/A
N/A	5,781	N/A	6,846	N/A	416	N/A
36	39	38	38	38	38	38
144,180	344,913	123,653	258,681	71,807	129,886	9,776
214,940	167,032	90,279	117,235	47,373	108,818	13,214
180,734	348,352	120,343	228,961	65,269	107,838	4,433
391,531	336,664	319,435	205,277	180,403	97,302	8,449

2,331	78,573	824	140,485	350	917	273
N/A	278	N/A	300	N/A	N/A	N/A
N/A	5,559	N/A	6,583	N/A	400	N/A
35	37	36	37	37	37	37
177,651	427,428	151,812	320,864	88,372	161,707	12,220
451,834	870,880	300,859	572,402	163,173	269,596	10,869
305,883	263,019	249,558	160,372	140,940	76,017	6,601

N/A	834	N/A	899	N/A	N/A	N/A
N/A	16,676	N/A	19,749	N/A	1,201	N/A
35	37	36	37	37	37	37
45,501	55,866	25,493	40,449	14,529	25,934	2,843
16,044	16,014	15,566	15,504	15,575	16,476	15,687
82,465	83,657	60,661	78,478	48,608	66,855	41,453
26,908	30,627	18,483	27,754	16,034	20,154	5,876
4,696	4,696	6,414	4,441	4,469	6,414	5,756
21,357	27,621	11,315	16,013	5,982	13,230	1,901

5,340,882	7,151,876	3,403,694	5,290,368	1,948,012	2,980,695	330,135
(1,458,529)	(1,540,365)	(760,100)	(1,065,299)	(485,239)	(778,140)	(146,566)

3,882,353	5,611,511	2,643,594	4,225,069	1,462,773	2,202,555	183,569

21,503,761	25,354,021	11,456,746	17,898,801	6,178,389	11,517,607	1,121,349

4,472,891	5,149,967	2,535,480	3,837,782	1,355,484	2,374,130	65,873

70,185,127	101,501,654	52,087,643	89,409,213	32,331,549	59,231,983	6,098,734

74,658,018	106,651,621	54,623,123	93,246,995	33,687,033	61,606,113	6,164,607

$96,161,779	$132,005,642	$66,079,869	$111,145,796	$39,865,422	$73,123,720	$7,285,956

$875,527	$1,328,679	$711,324	$1,243,470	$455,080	$14,045	$1,288

$188,474	$164,288	$48,531	$44,489	$9,058	$826,310	$78,046

The accompanying notes are an integral part of these financial statements.

36	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target Today Fund
	Six months ended August 31, 2014 (unaudited)		Year ended February 28, 2014

Operations
Net investment income		$6,818,151			$14,119,597
Net realized gains on investments		1,225,997			8,682,816
Net change in unrealized gains (losses) on investments		11,719,343			1,063,802

Net increase in net assets resulting from operations		19,763,491			23,866,215

Distributions to shareholders from
Net investment income
Class A		(65,716)			(221,471)
Class B		(78)			(175)
Class C		(8,515)			(17,109)
Class R		(86)			(141)[1]
Class R4		(1,603,294)			(5,817,304)
Class R6[2]		(1,100,688)			(4,363,729)
Administrator Class		(463,087)			(1,652,726)
Investor Class		(259,626)			(1,019,076)
Net realized gains
Class A		0			(235,169)
Class B		0			(836)
Class C		0			(55,391)
Class R		0			(339)[1]
Class R4		0			(4,756,127)
Class R6[2]		0			(3,049,103)
Administrator Class		0			(1,508,581)
Investor Class		0			(956,544)

Total distributions to shareholders		(3,501,090)			(23,653,821)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	57,961	635,362	65,901		708,822
Class B	0	0	1,199		13,415
Class C	10,516	117,748	42,423		469,925
Class R	0	0	2,365	[1]	25,000 [1]
Class R4	2,649,897	29,610,503	40,044,322		443,504,825
Class R6[2]	4,390,089	48,934,435	9,419,589		103,495,757
Administrator Class	961,916	10,716,830	2,977,611		32,656,347
Investor Class	866,290	9,599,723	1,345,823		14,802,612

		99,614,601			595,676,703

Reinvestment of distributions
Class A	5,925	63,807	41,970		445,973
Class B	7	78	91		1,011
Class C	719	7,933	6,430		70,009
Class R	8	86	45	[1]	480 [1]
Class R4	145,153	1,598,130	971,366		10,544,661
Class R6[2]	100,136	1,100,495	684,137		7,411,486
Administrator Class	42,067	461,901	291,198		3,153,750
Investor Class	23,610	259,006	182,457		1,971,286

		3,491,436			23,598,656

Please see footnotes on page 37.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	37

	Target Today Fund
	Six months ended August 31, 2014 (unaudited)		Year ended February 28, 2014

Capital share transactions (continued)	Shares		Shares
Payment for shares redeemed
Class A	(182,193)	$(1,984,778)	(326,131)	$(3,497,069)
Class B	(1,935)	(21,891)	(6,375)	(71,529)
Class C	(55,932)	(626,878)	(109,050)	(1,198,485)
Class R4	(4,717,174)	(52,743,523)	(8,208,872)	(89,929,968)
Class R6[2]	(3,445,577)	(38,395,751)	(49,652,297)	(549,066,240)
Administrator Class	(1,533,027)	(17,070,316)	(5,359,301)	(58,759,727)
Investor Class	(1,202,485)	(13,340,886)	(4,694,452)	(51,323,539)

		(124,184,023)		(753,846,557)

Net decrease in net assets resulting from capital share transactions		(21,077,986)		(134,571,198)

Total decrease in net assets		(4,815,585)		(134,358,804)

Net assets
Beginning of period		812,602,077		946,960,881

End of period		$807,786,492		$812,602,077

Undistributed net investment income		$4,436,122		$1,119,061

1.	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

2.	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

38	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2010 Fund
	Six months ended August 31, 2014 (unaudited)		Year ended February 28, 2014

Operations
Net investment income		$6,269,944			$13,355,509
Net realized gains on investments		1,929,446			14,076,090
Net change in unrealized gains (losses) on investments		10,585,017			3,291,595

Net increase in net assets resulting from operations		18,784,407			30,723,194

Distributions to shareholders from
Net investment income
Class A		(128,497)			(420,087)
Class B		(215)			(569)
Class C		(7,632)			(13,585)
Class R		(97)			(356)[1]
Class R4		(879,221)			(3,475,371)
Class R6[2]		(1,221,365)			(4,452,553)
Administrator Class		(872,941)			(3,008,539)
Investor Class		(242,019)			(738,857)
Net realized gains
Class A		0			(743,622)
Class B		0			(3,992)
Class C		0			(65,273)
Class R		0			(586)[1]
Class R4		0			(4,648,601)
Class R6[2]		0			(5,398,326)
Administrator Class		0			(4,635,950)
Investor Class		0			(1,316,593)

Total distributions to shareholders		(3,351,987)			(28,922,860)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	56,556	756,999	186,965		2,491,029
Class B	0	0	3,363		44,329
Class C	25,703	347,207	25,945		349,596
Class R	0	0	1,912	[1]	25,000 [1]
Class R4	1,261,005	17,067,568	18,932,424		254,451,944
Class R6[2]	2,273,394	30,753,748	6,718,727		90,118,259
Administrator Class	1,047,593	14,156,213	3,536,386		47,359,770
Investor Class	556,570	7,511,625	1,096,534		14,613,247

		70,593,360			409,453,174

Reinvestment of distributions
Class A	9,499	125,480	86,893		1,139,249
Class B	16	215	345		4,557
Class C	549	7,370	5,799		76,934
Class R	7	97	72	[1]	942 [1]
Class R4	65,615	875,301	611,034		8,094,076
Class R6[2]	91,537	1,220,182	743,043		9,841,864
Administrator Class	65,438	872,941	577,304		7,644,489
Investor Class	18,136	241,394	155,233		2,049,385

		3,342,980			28,851,496

Please see footnotes on page 39.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	39

	Target 2010 Fund
	Six months ended August 31, 2014 (unaudited)		Year ended February 28, 2014

Capital share transactions (continued)	Shares		Shares
Payment for shares redeemed
Class A	(355,474)	$(4,754,928)	(613,342)	$(8,128,647)
Class B	(6,550)	(88,803)	(20,384)	(272,691)
Class C	(39,247)	(533,299)	(55,929)	(751,971)
Class R4	(4,230,339)	(57,218,836)	(5,139,968)	(68,558,326)
Class R6[2]	(3,210,416)	(43,384,725)	(25,658,126)	(344,966,121)
Administrator Class	(2,061,129)	(27,918,402)	(7,120,077)	(95,456,027)
Investor Class	(601,238)	(8,123,033)	(1,541,753)	(20,603,446)

		(142,022,026)		(538,737,229)

Net decrease in net assets resulting from capital share transactions		(68,085,686)		(100,432,559)

Total decrease in net assets		(52,653,266)		(98,632,225)

Net assets
Beginning of period		738,314,425		836,946,650

End of period		$685,661,159		$738,314,425

Undistributed net investment income		$3,809,576		$891,619

1.	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

2.	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

40	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2015 Fund
	Six months ended August 31, 2014 (unaudited)		Year ended February 28, 2014

Operations
Net investment income		$8,638,317		$16,643,519
Net realized gains on investments		1,422,931		11,759,028
Net change in unrealized gains (losses) on investments		18,948,258		26,231,734

Net increase in net assets resulting from operations		29,009,506		54,634,281

Distributions to shareholders from
Net investment income
Class A		(2,389)		(1,472)
Class R		(151)		(121)[1]
Class R4		(1,593,745)		(1,872,389)
Class R6[2]		(4,011,515)		(8,668,426)
Administrator Class		(1,558,546)		(2,619,376)
Investor Class		(795,065)		(1,915,991)
Net realized gains
Class A		0		(3,136)
Class R		0		(403)[1]
Class R4		0		(2,830,275)
Class R6[2]		0		(6,755,256)
Administrator Class		0		(2,930,526)
Investor Class		0		(1,886,766)

Total distributions to shareholders		(7,961,411)		(29,484,137)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	35,949	379,967	30,534	310,034
Class R	0	0	2,480 [1]	25,000 [1]
Class R4	2,276,414	23,825,453	22,186,745	226,451,576
Class R6[2]	5,452,424	56,940,033	13,146,464	133,987,804
Administrator Class	1,640,442	17,317,042	5,756,165	59,448,415
Investor Class	2,517,743	26,555,754	4,076,014	42,086,072

		125,018,249		462,308,901

Reinvestment of distributions
Class A	213	2,201	455	4,608
Class R	14	151	51 [1]	523 [1]
Class R4	149,203	1,548,045	451,357	4,565,772
Class R6[2]	386,732	4,007,502	1,522,530	15,372,352
Administrator Class	148,431	1,557,231	542,194	5,544,864
Investor Class	75,738	791,199	371,511	3,796,948

		7,906,329		29,285,067

Payment for shares redeemed
Class A	(5,300)	(55,794)	(2)	(20)
Class R4	(3,413,236)	(35,813,572)	(4,722,416)	(47,893,656)
Class R6[2]	(5,908,463)	(61,707,899)	(33,194,972)	(338,474,671)
Administrator Class	(2,531,883)	(26,738,505)	(5,102,619)	(52,590,045)
Investor Class	(2,997,467)	(31,661,213)	(12,383,089)	(127,689,010)

		(155,976,983)		(566,647,402)

Net decrease in net assets resulting from capital share transactions		(23,052,405)		(75,053,434)

Total decrease in net assets		(2,004,310)		(49,903,290)

Net assets
Beginning of period		961,386,463		1,011,289,753

End of period		$959,382,153		$961,386,463

Undistributed net investment income		$3,023,871		$2,346,965

1.	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

2.	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	41

	Target 2020 Fund
	Six months ended August 31, 2014 (unaudited)		Year ended February 28, 2014

Operations
Net investment income		$25,717,661			$45,018,203
Net realized gains on investments		5,313,968			62,921,001
Net change in unrealized gains (losses) on investments		71,136,196			116,854,570

Net increase in net assets resulting from operations		102,167,825			224,793,774

Distributions to shareholders from
Net investment income
Class A		(349,081)			(848,095)
Class B		(128)			0
Class C		(10,656)			(26,330)
Class R		(206)			(328)[1]
Class R4		(5,409,965)			(11,995,972)
Class R6[2]		(8,562,426)			(16,490,821)
Administrator Class		(4,483,650)			(8,943,484)
Investor Class		(1,045,249)			(2,097,428)
Net realized gains
Class A		0			(1,931,750)
Class B		0			(7,082)
Class C		0			(136,823)
Class R		0			(673)[1]
Class R4		0			(19,990,722)
Class R6[2]		0			(25,396,743)
Administrator Class		0			(17,581,975)
Investor Class		0			(4,694,484)

Total distributions to shareholders		(19,861,361)			(110,142,710)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	216,890	3,305,174	381,332		5,665,364
Class B	1,217	18,882	7,689		115,370
Class C	60,865	921,933	95,488		1,408,791
Class R	872	13,211	1,727	[1]	25,000 [1]
Class R4	6,846,734	106,582,128	61,845,368		933,243,115
Class R6[2]	10,812,853	168,113,113	25,893,661		390,548,771
Administrator Class	3,647,861	56,490,668	11,485,723		173,180,938
Investor Class	2,087,499	32,311,747	3,325,177		50,141,197

		367,756,856			1,554,328,546

Reinvestment of distributions
Class A	21,941	337,897	182,740		2,705,853
Class B	8	128	482		7,082
Class C	648	9,943	10,470		153,948
Class R	13	206	68	[1]	1,001 [1]
Class R4	340,408	5,330,786	2,096,194		31,585,843
Class R6[2]	546,647	8,555,032	2,777,511		41,847,708
Administrator Class	287,017	4,483,209	1,765,757		26,520,064
Investor Class	66,877	1,043,286	452,006		6,779,910

		19,760,487			109,601,409

Please see footnotes on page 42.

The accompanying notes are an integral part of these financial statements.

42	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2020 Fund
	Six months ended August 31, 2014 (unaudited)		Year ended February 28, 2014

Capital share transactions (continued)	Shares		Shares
Payment for shares redeemed
Class A	(850,511)	$(12,935,370)	(695,637)	$(10,358,666)
Class B	(6,085)	(92,470)	(33,856)	(496,951)
Class C	(46,407)	(702,359)	(72,151)	(1,067,554)
Class R4	(9,835,371)	(152,942,206)	(13,361,264)	(202,124,932)
Class R6[2]	(6,954,275)	(108,115,861)	(68,157,904)	(1,028,360,308)
Administrator Class	(5,029,648)	(77,950,931)	(11,344,715)	(171,003,496)
Investor Class	(1,501,927)	(23,270,484)	(2,988,908)	(45,095,889)

		(376,009,681)		(1,458,507,796)

Net increase in net assets resulting from capital share transactions		11,507,662		205,422,159

Total increase in net assets		93,814,126		320,073,223

Net assets
Beginning of period		2,890,061,653		2,569,988,430

End of period		$2,983,875,779		$2,890,061,653

Undistributed net investment income		$8,182,335		$2,326,035

1.	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

2.	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	43

	Target 2025 Fund
	Six months ended August 31, 2014 (unaudited)		Year ended February 28, 2014

Operations
Net investment income		$21,503,761		$37,642,278
Net realized gains on investments		4,472,891		64,593,224
Net change in unrealized gains (losses) on investments		70,185,127		141,573,121

Net increase in net assets resulting from operations		96,161,779		243,808,623

Distributions to shareholders from
Net investment income
Class A		(9,825)		(7,226)
Class R		(112)		(151)[1]
Class R4		(2,488,250)		(3,928,874)
Class R6[2]		(10,729,559)		(24,006,569)
Administrator Class		(2,124,499)		(4,044,987)
Investor Class		(1,224,327)		(3,423,839)
Net realized gains
Class A		0		(25,245)
Class R		0		(829)[1]
Class R4		0		(10,223,463)
Class R6[2]		0		(42,604,116)
Administrator Class		0		(9,739,683)
Investor Class		0		(7,057,112)

Total distributions to shareholders		(16,576,572)		(105,062,094)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	126,414	1,350,650	113,377	1,171,607
Class R	0	0	2,513 [1]	25,000 [1]
Class R4	6,003,049	64,292,857	39,680,782	407,782,676
Class R6[2]	11,717,715	125,232,833	25,675,029	263,320,679
Administrator Class	2,866,359	30,687,305	9,015,723	92,999,031
Investor Class	5,210,971	55,451,689	9,032,104	92,517,461

		277,015,334		857,816,454

Reinvestment of distributions
Class A	816	8,679	3,181	32,471
Class R	10	112	95 [1]	980 [1]
Class R4	223,510	2,379,351	1,324,321	13,531,626
Class R6[2]	1,008,160	10,720,068	6,525,712	66,498,781
Administrator Class	199,167	2,124,499	1,347,162	13,784,670
Investor Class	114,799	1,223,068	1,028,723	10,474,958

		16,455,777		104,323,486

Payment for shares redeemed
Class A	(17,432)	(185,983)	(1,900)	(19,969)
Class R4	(7,024,109)	(75,414,945)	(7,954,405)	(81,226,361)
Class R6[2]	(11,583,064)	(123,561,513)	(57,249,274)	(588,311,107)
Administrator Class	(2,064,516)	(22,041,258)	(4,161,001)	(42,888,028)
Investor Class	(4,943,860)	(52,724,174)	(25,548,837)	(263,230,570)

		(273,927,873)		(975,676,035)

Net increase (decrease) in net assets resulting from capital share transactions		19,543,238		(13,536,095)

Total increase in net assets		99,128,445		125,210,434

Net assets
Beginning of period		2,355,587,830		2,230,377,396

End of period		$2,454,716,275		$2,355,587,830

Undistributed net investment income		$6,107,842		$1,180,653

1.	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

2.	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

44	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2030 Fund
	Six months ended August 31, 2014 (unaudited)		Year ended February 28, 2014

Operations
Net investment income		$25,354,021			$40,255,984
Net realized gains on investments		5,149,967			83,191,358
Net change in unrealized gains (losses) on investments		101,501,654			213,867,560

Net increase in net assets resulting from operations		132,005,642			337,314,902

Distributions to shareholders from
Net investment income
Class A		(298,099)			(753,808)
Class B		(33)			(1,322)
Class C		(9,728)			(18,981)
Class R		(128)			(145)[1]
Class R4		(5,759,665)			(10,506,452)
Class R6[2]		(8,181,982)			(17,254,545)
Administrator Class		(3,971,208)			(8,239,275)
Investor Class		(1,025,263)			(2,107,127)
Net realized gains
Class A		0			(2,145,006)
Class B		0			(9,608)
Class C		0			(127,152)
Class R		0			(883)[1]
Class R4		0			(26,616,234)
Class R6[2]		0			(31,425,726)
Administrator Class		0			(20,595,520)
Investor Class		0			(6,080,463)

Total distributions to shareholders		(19,246,106)			(125,882,247)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	165,349	2,773,480	331,644		5,341,788
Class B	1,388	22,742	2,188		34,029
Class C	38,028	622,768	67,915		1,062,508
Class R	335	5,691	1,624	[1]	25,000 [1]
Class R4	7,752,625	132,225,713	59,309,204		957,805,590
Class R6[2]	10,279,602	174,832,661	25,555,483		412,411,956
Administrator Class	3,840,364	65,307,861	10,722,176		173,822,315
Investor Class	1,847,978	31,337,547	3,592,266		58,138,567

		407,128,463			1,608,641,753

Reinvestment of distributions
Class A	16,706	284,168	175,867		2,802,729
Class B	2	33	690		10,837
Class C	568	9,461	9,165		143,233
Class R	8	128	64	[1]	1,028 [1]
Class R4	327,252	5,638,560	2,254,868		36,426,981
Class R6[2]	473,826	8,154,546	3,009,497		48,437,168
Administrator Class	230,606	3,971,037	1,786,991		28,833,518
Investor Class	59,614	1,024,173	507,909		8,173,431

		19,082,106			124,828,925

Please see footnotes on page 45.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	45

	Target 2030 Fund
	Six months ended August 31, 2014 (unaudited)		Year ended February 28, 2014

Capital share transactions (continued)	Shares		Shares
Payment for shares redeemed
Class A	(547,400)	$(9,148,073)	(531,200)	$(8,566,705)
Class B	(8,930)	(147,487)	(15,867)	(246,816)
Class C	(24,263)	(402,628)	(56,044)	(890,332)
Class R4	(7,880,152)	(134,248,445)	(12,270,195)	(199,466,650)
Class R6[2]	(5,857,216)	(99,698,838)	(61,584,877)	(992,955,497)
Administrator Class	(4,136,290)	(70,435,089)	(8,724,794)	(141,601,556)
Investor Class	(1,361,445)	(23,157,281)	(2,344,121)	(37,966,958)

		(337,237,841)		(1,381,694,514)

Net increase in net assets resulting from capital share transactions		88,972,728		351,776,164

Total increase in net assets		201,732,264		563,208,819

Net assets
Beginning of period		2,857,011,010		2,293,802,191

End of period		$3,058,743,274		$2,857,011,010

Undistributed net investment income		$6,941,432		$833,517

1.	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

2.	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

46	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2035 Fund
	Six months ended August 31, 2014 (unaudited)		Year ended February 28, 2014

Operations
Net investment income		$11,456,746		$18,232,663
Net realized gains on investments		2,535,480		40,792,425
Net change in unrealized gains (losses) on investments		52,087,643		123,107,143

Net increase in net assets resulting from operations		66,079,869		182,132,231

Distributions to shareholders from
Net investment income
Class A		(3,414)		(1,313)
Class R		(110)		(146)[1]
Class R4		(2,052,057)		(3,045,599)
Class R6[2]		(4,336,265)		(9,292,853)
Administrator Class		(1,348,942)		(2,618,775)
Investor Class		(933,329)		(2,752,692)
Net realized gains
Class A		0		(8,537)
Class R		0		(961)[1]
Class R4		0		(9,598,764)
Class R6[2]		0		(18,937,078)
Administrator Class		0		(7,463,212)
Investor Class		0		(6,459,798)

Total distributions to shareholders		(8,674,117)		(60,179,728)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	53,027	598,055	50,687	543,909
Class R	0	0	2,460 [1]	25,000 [1]
Class R4	5,063,301	56,666,560	30,965,261	326,263,128
Class R6[2]	8,608,577	96,077,760	18,746,064	197,025,603
Administrator Class	2,106,695	23,529,167	6,528,515	69,163,434
Investor Class	3,804,909	42,476,492	6,621,217	69,840,903

		219,348,034		662,861,977

Reinvestment of distributions
Class A	305	3,414	931	9,850
Class R	10	110	104 [1]	1,107 [1]
Class R4	173,905	1,944,221	1,134,557	11,975,355
Class R6[2]	384,657	4,296,459	2,655,958	27,917,096
Administrator Class	120,273	1,348,942	953,950	10,081,987
Investor Class	82,508	929,784	871,772	9,194,844

		8,522,930		59,180,239

Payment for shares redeemed
Class A	(7,176)	(78,398)	(7,392)	(78,342)
Class R4	(5,192,354)	(58,366,456)	(5,302,659)	(55,733,386)
Class R6[2]	(6,054,576)	(67,657,236)	(34,578,765)	(364,266,333)
Administrator Class	(1,894,106)	(21,127,390)	(3,380,366)	(35,699,097)
Investor Class	(3,960,999)	(44,503,147)	(20,902,940)	(222,879,942)

		(191,732,627)		(678,657,100)

Net increase in net assets resulting from capital share transactions		36,138,337		43,385,116

Total increase in net assets		93,544,089		165,337,619

Net assets
Beginning of period		1,298,589,538		1,133,251,919

End of period		$1,392,133,627		$1,298,589,538

Undistributed net investment income		$3,075,709		$293,080

1.	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

2.	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	47

	Target 2040 Fund
	Six months ended August 31, 2014 (unaudited)		Year ended February 28, 2014

Operations
Net investment income		$17,898,801			$26,808,352
Net realized gains on investments		3,837,782			70,738,587
Net change in unrealized gains (losses) on investments		89,409,213			202,146,445

Net increase in net assets resulting from operations		111,145,796			299,693,384

Distributions to shareholders from
Net investment income
Class A		(535,965)			(1,249,141)
Class B		(41)			(1,369)
Class C		(12,701)			(22,264)
Class R		(115)			(145)[1]
Class R4		(4,166,930)			(8,687,334)
Class R6[2]		(5,586,703)			(10,187,015)
Administrator Class		(2,533,318)			(5,232,524)
Investor Class		(608,444)			(1,165,069)
Net realized gains
Class A		0			(4,314,692)
Class B		0			(17,629)
Class C		0			(182,291)
Class R		0			(1,058)[1]
Class R4		0			(23,015,224)
Class R6[2]		0			(25,143,406)
Administrator Class		0			(16,072,193)
Investor Class		0			(4,180,142)

Total distributions to shareholders		(13,444,217)			(99,471,496)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	106,564	2,031,505	314,725		5,707,950
Class B	2,234	40,962	4,478		77,549
Class C	51,856	931,786	73,135		1,251,963
Class R	0	0	1,454	[1]	25,000 [1]
Class R4	5,266,556	103,021,495	37,995,130		694,786,592
Class R6[2]	7,635,611	149,163,050	17,335,713		317,174,208
Administrator Class	2,722,994	53,085,694	6,918,087		126,930,235
Investor Class	1,244,949	24,143,864	2,255,008		41,425,696

		332,418,356			1,187,379,193

Reinvestment of distributions
Class A	26,908	523,362	303,660		5,465,678
Class B	2	39	1,068		18,474
Class C	670	12,313	11,548		196,937
Class R	7	115	66	[1]	1,203 [1]
Class R4	202,474	4,015,072	1,669,778		30,608,589
Class R6[2]	280,788	5,565,211	1,919,410		35,170,537
Administrator Class	127,939	2,533,189	1,162,659		21,303,576
Investor Class	30,713	607,178	292,062		5,342,839

		13,256,479			98,107,833

Please see footnotes on page 48.

The accompanying notes are an integral part of these financial statements.

48	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2040 Fund
	Six months ended August 31, 2014 (unaudited)		Year ended February 28, 2014

Capital share transactions (continued)	Shares		Shares
Payment for shares redeemed
Class A	(483,739)	$(9,213,553)	(771,510)	$(13,994,022)
Class B	(10,988)	(200,406)	(32,641)	(554,904)
Class C	(18,637)	(338,280)	(67,116)	(1,130,102)
Class R4	(5,147,501)	(100,605,717)	(7,505,844)	(139,005,076)
Class R6[2]	(4,298,137)	(84,046,765)	(39,273,128)	(717,215,596)
Administrator Class	(3,037,462)	(59,295,809)	(5,520,196)	(101,231,819)
Investor Class	(825,771)	(16,129,593)	(1,359,490)	(24,914,511)

		(269,830,123)		(998,046,030)

Net increase in net assets resulting from capital share transactions		75,844,712		287,440,996

Total increase in net assets		173,546,291		487,662,884

Net assets
Beginning of period		2,051,776,789		1,564,113,905

End of period		$2,225,323,080		$2,051,776,789

Undistributed (overdistributed) net investment income		$4,196,989		$(257,595)

1.	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

2.	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	49

	Target 2045 Fund
	Six months ended August 31, 2014 (unaudited)		Year ended February 28, 2014

Operations
Net investment income		$6,178,389		$9,335,908
Net realized gains on investments		1,355,484		24,679,343
Net change in unrealized gains (losses) on investments		32,331,549		77,537,929

Net increase in net assets resulting from operations		39,865,422		111,553,180

Distributions to shareholders from
Net investment income
Class A		(1,430)		(610)
Class R		(114)		(145)[1]
Class R4		(1,166,597)		(1,885,715)
Class R6[2]		(2,244,047)		(4,464,186)
Administrator Class		(719,606)		(1,344,736)
Investor Class		(511,836)		(1,619,215)
Net realized gains
Class A		0		(3,345)
Class R		0		(1,074)[1]
Class R4		0		(6,285,965)
Class R6[2]		0		(10,492,142)
Administrator Class		0		(4,267,535)
Investor Class		0		(4,047,659)

Total distributions to shareholders		(4,643,630)		(34,412,327)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	31,201	363,305	13,113	146,324
Class R	0	0	2,392 [1]	25,000 [1]
Class R4	3,179,694	37,014,110	17,678,020	191,966,356
Class R6[2]	6,300,850	73,135,525	12,559,086	136,282,053
Administrator Class	1,379,838	16,085,271	3,813,799	41,792,561
Investor Class	2,372,360	27,633,780	5,025,015	54,655,093

		154,231,991		424,867,387

Reinvestment of distributions
Class A	122	1,430	361	3,955
Class R	10	114	110 [1]	1,219 [1]
Class R4	95,378	1,112,956	716,178	7,822,173
Class R6[2]	192,585	2,242,768	1,375,388	14,935,305
Administrator Class	61,313	719,606	512,517	5,612,271
Investor Class	43,413	511,762	519,969	5,665,832

		4,588,636		34,040,755

Payment for shares redeemed
Class A	(3,607)	(41,612)	(139)	(1,526)
Class R4	(3,163,209)	(36,845,604)	(3,285,143)	(35,801,148)
Class R6[2]	(3,848,085)	(44,640,049)	(20,376,807)	(220,646,049)
Administrator Class	(1,057,195)	(12,320,432)	(1,699,798)	(18,525,010)
Investor Class	(2,700,938)	(31,690,835)	(13,323,334)	(147,299,430)

		(125,538,532)		(422,273,163)

Net increase in net assets resulting from capital share transactions		33,282,095		36,634,979

Total increase in net assets		68,503,887		113,775,832

Net assets
Beginning of period		703,237,951		589,462,119

End of period		$771,741,838		$703,237,951

Undistributed net investment income		$1,639,576		$104,817

1.	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

2.	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

50	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2050 Fund
	Six months ended August 31, 2014 (unaudited)		Year ended February 28, 2014

Operations
Net investment income		$11,517,607			$16,884,882
Net realized gains on investments		2,374,130			45,429,823
Net change in unrealized gains (losses) on investments		59,231,983			130,295,644

Net increase in net assets resulting from operations		73,123,720			192,610,349

Distributions to shareholders from
Net investment income
Class A		(6,091)			(645)
Class C		(1,231)			(182)
Class R		(109)			(145)[1]
Class R4		(2,076,473)			(3,438,176)
Class R6[2]		(5,106,683)			(10,603,275)
Administrator Class		(1,204,195)			(2,195,687)
Investor Class		(281,911)			(552,152)
Net realized gains
Class A		0			(3,757)
Class C		0			(1,770)
Class R		0			(1,096)[1]
Class R4		0			(11,544,946)
Class R6[2]		0			(25,762,292)
Administrator Class		0			(7,268,750)
Investor Class		0			(2,117,703)

Total distributions to shareholders		(8,676,693)			(63,490,576)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	104,925	1,167,610	17,874		191,063
Class C	26,063	287,617	13,605		144,627
Class R	0	0	2,523	[1]	25,000 [1]
Class R4	6,328,361	70,396,647	32,693,178		338,904,173
Class R6[2]	10,001,026	111,161,503	21,384,126		221,409,343
Administrator Class	3,820,486	42,347,491	7,841,666		81,546,121
Investor Class	883,377	9,795,320	2,115,731		22,005,330

		235,156,188			664,225,657

Reinvestment of distributions
Class A	535	6,027	421		4,402
Class C	104	1,154	187		1,952
Class R	10	109	118	[1]	1,241 [1]
Class R4	175,850	1,985,347	1,378,903		14,387,975
Class R6[2]	452,509	5,104,300	3,497,414		36,326,764
Administrator Class	106,944	1,204,195	910,558		9,463,169
Investor Class	24,932	281,487	255,875		2,667,544

		8,582,619			62,853,047

Please see footnotes on page 51.

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	51

	Target 2050 Fund
	Six months ended August 31, 2014 (unaudited)		Year ended February 28, 2014

Capital share transactions (continued)	Shares		Shares
Payment for shares redeemed
Class A	(9,387)	$(103,353)	(233)	$(2,450)
Class C	(1,212)	(13,688)	(637)	(6,913)
Class R4	(4,653,091)	(51,956,174)	(6,691,551)	(70,531,191)
Class R6[2]	(7,199,457)	(80,075,174)	(39,102,784)	(403,743,930)
Administrator Class	(2,426,869)	(26,984,000)	(4,791,764)	(49,741,513)
Investor Class	(779,067)	(8,667,539)	(1,052,072)	(10,997,257)

		(167,799,928)		(535,023,254)

Net increase in net assets resulting from capital share transactions		75,938,879		192,055,450

Total increase in net assets		140,385,906		321,175,223

Net assets
Beginning of period		1,262,229,867		941,054,644

End of period		$1,402,615,773		$1,262,229,867

Undistributed (overdistributed) net investment income		$2,735,909		$(105,005)

1.	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

2.	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

52	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Target 2055 Fund
	Six months ended August 31, 2014 (unaudited)		Year ended February 28, 2014

Operations
Net investment income		$1,121,349		$1,176,544
Net realized gains on investments		65,873		1,588,573
Net change in unrealized gains (losses) on investments		6,098,734		10,516,963

Net increase in net assets resulting from operations		7,285,956		13,282,080

Distributions to shareholders from
Net investment income
Class A		(1,307)		(286)
Class R		(110)		(138)[1]
Class R4		(153,431)		(186,529)
Class R6[2]		(598,166)		(811,744)
Administrator Class		(47,045)		(77,457)
Investor Class		(24,195)		(26,900)
Net realized gains
Class A		0		(480)
Class R		0		(349)[1]
Class R4		0		(235,580)
Class R6[2]		0		(766,930)
Administrator Class		0		(90,033)
Investor Class		0		(42,050)

Total distributions to shareholders		(824,254)		(2,238,476)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	26,735	342,656	4,048	49,156
Class R	0	0	2,270 [1]	25,000 [1]
Class R4	856,183	10,979,126	2,171,972	25,571,996
Class R6[2]	3,237,810	41,415,852	6,059,606	70,856,116
Administrator Class	287,620	3,687,718	487,291	5,753,225
Investor Class	248,594	3,155,745	297,719	3,493,119

		59,581,097		105,748,612

Reinvestment of distributions
Class A	100	1,295	64	766
Class R	9	110	41 [1]	487 [1]
Class R4	11,010	142,060	33,678	401,965
Class R6[2]	46,486	598,166	133,432	1,578,247
Administrator Class	3,651	47,045	14,139	167,490
Investor Class	1,888	24,167	5,830	68,854

		812,843		2,217,809

Payment for shares redeemed
Class A	(2,057)	(26,610)	(146)	(1,765)
Class R4	(411,641)	(5,316,518)	(581,266)	(7,002,425)
Class R6[2]	(1,543,355)	(19,752,292)	(3,635,426)	(42,481,310)
Administrator Class	(196,781)	(2,520,476)	(266,045)	(3,151,208)
Investor Class	(117,334)	(1,510,502)	(89,744)	(1,053,130)

		(29,126,398)		(53,689,838)

Net increase in net assets resulting from capital share transactions		31,267,542		54,276,583

Total increase in net assets		37,729,244		65,320,187

Net assets
Beginning of period		107,705,447		42,385,260

End of period		$145,434,691		$107,705,447

Undistributed net investment income		$390,221		$93,126

1.	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

2.	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

54	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

Target Today Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2014 (unaudited)	$10.85	0.07	[4]	0.18	(0.04)	0.00	$11.06
Year ended February 28, 2014	$10.84	0.15		0.13	(0.13)	(0.14)	$10.85
Year ended February 28, 2013	$10.86	0.15	[4]	0.08	(0.17)	(0.08)	$10.84
Year ended February 29, 2012	$10.56	0.18	[4]	0.39	(0.22)	(0.05)	$10.86
Year ended February 28, 2011	$10.04	0.18	[4]	0.57	(0.23)	0.00	$10.56
Year ended February 28, 2010	$8.86	0.22	[4]	1.20	(0.24)	0.00	$10.04
Class B
Six months ended August 31, 2014 (unaudited)	$11.30	0.03	[4]	0.19	(0.02)	0.00	$11.50
Year ended February 28, 2014	$11.26	0.07	[4]	0.14	(0.03)	(0.14)	$11.30
Year ended February 28, 2013	$11.22	0.07	[4]	0.08	(0.03)	(0.08)	$11.26
Year ended February 29, 2012	$10.87	0.10	[4]	0.41	(0.11)	(0.05)	$11.22
Year ended February 28, 2011	$10.31	0.11	[4]	0.58	(0.13)	0.00	$10.87
Year ended February 28, 2010	$9.08	0.16	[4]	1.22	(0.15)	0.00	$10.31
Class C
Six months ended August 31, 2014 (unaudited)	$11.11	0.03	[4]	0.18	(0.02)	0.00	$11.30
Year ended February 28, 2014	$11.09	0.06	[4]	0.14	(0.04)	(0.14)	$11.11
Year ended February 28, 2013	$11.11	0.07		0.08	(0.09)	(0.08)	$11.09
Year ended February 29, 2012	$10.78	0.10	[4]	0.41	(0.13)	(0.05)	$11.11
Year ended February 28, 2011	$10.25	0.11	[4]	0.57	(0.15)	0.00	$10.78
Year ended February 28, 2010	$9.04	0.15	[4]	1.23	(0.17)	0.00	$10.25
Class R
Six months ended August 31, 2014 (unaudited)	$10.85	0.06		0.18	(0.04)	0.00	$11.05
Year ended February 28, 2014[5]	$10.57	0.07		0.41	(0.06)	(0.14)	$10.85
Class R4
Six months ended August 31, 2014 (unaudited)	$11.10	0.09		0.18	(0.05)	0.00	$11.32
Year ended February 28, 2014	$11.08	0.18	[4]	0.15	(0.17)	(0.14)	$11.10
Year ended February 28, 2013[6]	$11.24	0.05	[4]	(0.06)	(0.07)	(0.08)	$11.08
Class R6[7]
Six months ended August 31, 2014 (unaudited)	$11.08	0.10		0.18	(0.05)	0.00	$11.31
Year ended February 28, 2014	$11.07	0.20	[4]	0.14	(0.19)	(0.14)	$11.08
Year ended February 28, 2013	$11.09	0.21		0.08	(0.23)	(0.08)	$11.07
Year ended February 29, 2012	$10.77	0.24		0.40	(0.27)	(0.05)	$11.09
Year ended February 28, 2011	$10.24	0.24	[4]	0.58	(0.29)	0.00	$10.77
Year ended February 28, 2010	$9.03	0.27	[4]	1.22	(0.28)	0.00	$10.24
Administrator Class
Six months ended August 31, 2014 (unaudited)	$11.07	0.08	[4]	0.18	(0.04)	0.00	$11.29
Year ended February 28, 2014	$11.05	0.16		0.14	(0.14)	(0.14)	$11.07
Year ended February 28, 2013	$11.07	0.17		0.08	(0.19)	(0.08)	$11.05
Year ended February 29, 2012	$10.75	0.20		0.40	(0.23)	(0.05)	$11.07
Year ended February 28, 2011	$10.19	0.20	[4]	0.58	(0.22)	0.00	$10.75
Year ended February 28, 2010	$9.03	0.25	[4]	1.21	(0.30)	0.00	$10.19
Investor Class
Six months ended August 31, 2014 (unaudited)	$11.05	0.07		0.18	(0.04)	0.00	$11.26
Year ended February 28, 2014	$11.04	0.14		0.14	(0.13)	(0.14)	$11.05
Year ended February 28, 2013	$11.05	0.16		0.09	(0.18)	(0.08)	$11.04
Year ended February 29, 2012	$10.74	0.19		0.40	(0.23)	(0.05)	$11.05
Year ended February 28, 2011	$10.21	0.20	[4]	0.58	(0.25)	0.00	$10.74
Year ended February 28, 2010	$9.01	0.24	[4]	1.22	(0.26)	0.00	$10.21

1.	Includes net expenses allocated from affiliated Master Portfolios in which the Fund invests.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

3.	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

4.	Calculated based upon average shares outstanding

5.	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

6.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

7.	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	55

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.36%	0.99%	0.81%	2.32%	18%	$16,493
1.29%	1.01%	0.85%	2.67%	40%	$17,467
1.39%	1.08%	0.96%	2.15%	39%	$19,815
1.69%	1.08%	0.96%	5.47%	46%	$21,822
1.82%	1.10%	0.97%	7.56%	51%	$22,862
2.29%	1.24%	1.13%	16.13%	91%	$22,145

0.60%	1.71%	1.56%	1.94%	18%	$29
0.62%	1.76%	1.61%	1.90%	40%	$51
0.66%	1.82%	1.71%	1.39%	39%	$108
0.97%	1.82%	1.70%	4.73%	46%	$242
1.08%	1.85%	1.72%	6.78%	51%	$865
1.58%	2.00%	1.89%	15.23%	91%	$2,155

0.60%	1.74%	1.56%	1.92%	18%	$3,855
0.54%	1.76%	1.60%	1.89%	40%	$4,287
0.64%	1.83%	1.71%	1.36%	39%	$4,945
0.94%	1.83%	1.71%	4.81%	46%	$5,100
1.07%	1.85%	1.72%	6.69%	51%	$5,605
1.56%	1.93%	1.82%	15.30%	91%	$5,498

1.12%	1.28%	1.06%	2.18%	18%	$27
1.02%	1.27%	1.06%	4.61%	40%	$26

1.72%	0.66%	0.45%	2.43%	18%	$352,897
1.66%	0.66%	0.45%	3.09%	40%	$367,184
2.06%	0.75%	0.45%	(0.09)%	39%	$3,073

1.87%	0.51%	0.30%	2.56%	18%	$250,581
1.79%	0.57%	0.37%	3.23%	40%	$233,894
1.90%	0.65%	0.45%	2.63%	39%	$671,576
2.20%	0.65%	0.45%	6.09%	46%	$700,645
2.31%	0.66%	0.45%	8.14%	51%	$580,536
2.73%	0.72%	0.53%	16.67%	91%	$254,513

1.52%	0.83%	0.65%	2.40%	18%	$113,193
1.45%	0.85%	0.69%	2.87%	40%	$116,854
1.54%	0.92%	0.80%	2.29%	39%	$139,771
1.84%	0.92%	0.80%	5.74%	46%	$121,886
1.99%	0.93%	0.80%	7.70%	51%	$77,216
2.53%	1.00%	0.82%	16.30%	91%	$63,796

1.31%	1.05%	0.86%	2.27%	18%	$70,711
1.28%	1.08%	0.86%	2.61%	40%	$72,839
1.48%	1.14%	0.86%	2.32%	39%	$107,673
1.79%	1.15%	0.86%	5.59%	46%	$107,779
1.91%	1.18%	0.86%	7.72%	51%	$86,784
2.41%	1.28%	0.89%	16.33%	91%	$39,395

The accompanying notes are an integral part of these financial statements.

56	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

Target 2010 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments		Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2014 (unaudited)	$13.33	0.10	[4]	0.23		(0.05)	0.00	$13.61
Year ended February 28, 2014	$13.30	0.19	[4]	0.31		(0.17)	(0.30)	$13.33
Year ended February 28, 2013	$13.26	0.19	[4]	0.19		(0.21)	(0.13)	$13.30
Year ended February 29, 2012	$12.86	0.21	[4]	0.43		(0.24)	0.00	$13.26
Year ended February 28, 2011	$12.04	0.22	[4]	0.88		(0.28)	0.00	$12.86
Year ended February 28, 2010	$10.15	0.25	[4]	1.93		(0.29)	(0.00)[5]	$12.04
Class B
Six months ended August 31, 2014 (unaudited)	$13.49	0.05	[4]	0.25		(0.03)	0.00	$13.76
Year ended February 28, 2014	$13.43	0.08	[4]	0.32		(0.04)	(0.30)	$13.49
Year ended February 28, 2013	$13.37	0.09	[4]	0.19		(0.09)	(0.13)	$13.43
Year ended February 29, 2012	$12.93	0.12	[4]	0.44		(0.12)	0.00	$13.37
Year ended February 28, 2011	$12.10	0.12	[4]	0.88		(0.17)	0.00	$12.93
Year ended February 28, 2010	$10.18	0.17	[4]	1.93		(0.18)	(0.00)[5]	$12.10
Class C
Six months ended August 31, 2014 (unaudited)	$13.52	0.05	[4]	0.24		(0.03)	0.00	$13.78
Year ended February 28, 2014	$13.48	0.09	[4]	0.31		(0.06)	(0.30)	$13.52
Year ended February 28, 2013	$13.44	0.09		0.19		(0.11)	(0.13)	$13.48
Year ended February 29, 2012	$13.03	0.12	[4]	0.43		(0.14)	0.00	$13.44
Year ended February 28, 2011	$12.19	0.12	[4]	0.91		(0.19)	0.00	$13.03
Year ended February 28, 2010	$10.27	0.16	[4]	1.96		(0.20)	(0.00)[5]	$12.19
Class R
Six months ended August 31, 2014 (unaudited)	$13.28	0.08	[4]	0.25		(0.05)	0.00	$13.56
Year ended February 28, 2014[6]	$13.08	0.10	[4]	0.58		(0.18)	(0.30)	$13.28
Class R4
Six months ended August 31, 2014 (unaudited)	$13.46	0.13	[4]	0.23		(0.06)	0.00	$13.76
Year ended February 28, 2014	$13.43	0.24	[4]	0.31		(0.22)	(0.30)	$13.46
Year ended February 28, 2013[7]	$13.56	0.08		0.00	[5]	(0.08)	(0.13)	$13.43
Class R6[8]
Six months ended August 31, 2014 (unaudited)	$13.45	0.14		0.24		(0.07)	0.00	$13.76
Year ended February 28, 2014	$13.43	0.25	[4]	0.32		(0.25)	(0.30)	$13.45
Year ended February 28, 2013	$13.39	0.26		0.19		(0.28)	(0.13)	$13.43
Year ended February 29, 2012	$12.97	0.28		0.45		(0.31)	0.00	$13.39
Year ended February 28, 2011	$12.15	0.28		0.88		(0.34)	0.00	$12.97
Year ended February 28, 2010	$10.24	0.31	[4]	1.95		(0.35)	(0.00)[5]	$12.15
Administrator Class
Six months ended August 31, 2014 (unaudited)	$13.46	0.11		0.24		(0.06)	0.00	$13.75
Year ended February 28, 2014	$13.42	0.21	[4]	0.32		(0.19)	(0.30)	$13.46
Year ended February 28, 2013	$13.38	0.21	[4]	0.19		(0.23)	(0.13)	$13.42
Year ended February 29, 2012	$12.97	0.24		0.43		(0.26)	0.00	$13.38
Year ended February 28, 2011	$12.14	0.24		0.89		(0.30)	0.00	$12.97
Year ended February 28, 2010	$10.24	0.27	[4]	1.95		(0.32)	(0.00)[5]	$12.14
Investor Class
Six months ended August 31, 2014 (unaudited)	$13.42	0.10		0.24		(0.05)	0.00	$13.71
Year ended February 28, 2014	$13.40	0.19	[4]	0.30		(0.17)	(0.30)	$13.42
Year ended February 28, 2013	$13.36	0.20		0.19		(0.22)	(0.13)	$13.40
Year ended February 29, 2012	$12.95	0.23		0.43		(0.25)	0.00	$13.36
Year ended February 28, 2011	$12.12	0.22	[4]	0.90		(0.29)	0.00	$12.95
Year ended February 28, 2010	$10.22	0.27	[4]	1.94		(0.31)	(0.00)[5]	$12.12

1.	Includes net expenses allocated from affiliated Master Portfolios in which the Fund invests.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

3.	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

4.	Calculated based upon average shares outstanding

5.	Amount is less than $0.005.

6.	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

7.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

8.	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	57

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.48%	0.99%	0.83%	2.52%	17%	$28,760
1.39%	1.02%	0.87%	3.87%	40%	$32,012
1.39%	1.08%	0.99%	2.92%	37%	$36,462
1.63%	1.08%	0.99%	5.05%	43%	$39,691
1.72%	1.10%	1.00%	9.24%	47%	$42,615
2.16%	1.16%	1.10%	21.64%	86%	$42,316

0.74%	1.74%	1.58%	2.20%	17%	$31
0.62%	1.77%	1.63%	3.05%	40%	$118
0.67%	1.83%	1.74%	2.12%	37%	$341
0.90%	1.83%	1.74%	4.35%	43%	$748
0.98%	1.85%	1.75%	8.45%	47%	$1,542
1.45%	1.92%	1.86%	20.69%	86%	$2,716

0.73%	1.75%	1.58%	2.18%	17%	$2,829
0.64%	1.77%	1.62%	3.07%	40%	$2,952
0.64%	1.83%	1.74%	2.10%	37%	$3,269
0.88%	1.83%	1.74%	4.28%	43%	$3,323
0.96%	1.85%	1.75%	8.48%	47%	$3,114
1.42%	1.91%	1.85%	20.76%	86%	$2,580

1.23%	1.27%	1.08%	2.49%	17%	$27
0.00%	1.29%	1.08%	5.36%	40%	$26

1.84%	0.66%	0.47%	2.73%	17%	$163,978
1.79%	0.67%	0.47%	4.24%	40%	$199,432
2.03%	0.75%	0.47%	0.63%	37%	$5,555

1.99%	0.52%	0.32%	2.83%	17%	$236,166
1.89%	0.57%	0.38%	4.35%	40%	$242,218
1.91%	0.65%	0.48%	3.43%	37%	$486,113
2.14%	0.65%	0.48%	5.61%	43%	$563,343
2.23%	0.66%	0.48%	9.90%	47%	$455,447
2.63%	0.71%	0.59%	22.15%	86%	$359,320

1.64%	0.84%	0.67%	2.61%	17%	$192,550
1.55%	0.86%	0.71%	4.08%	40%	$201,159
1.54%	0.92%	0.83%	3.08%	37%	$241,045
1.79%	0.92%	0.83%	5.25%	43%	$190,863
1.88%	0.93%	0.83%	9.44%	47%	$191,943
2.36%	0.98%	0.86%	21.86%	86%	$172,322

1.43%	1.06%	0.88%	2.57%	17%	$61,321
1.39%	1.08%	0.88%	3.78%	40%	$60,396
1.49%	1.14%	0.89%	3.01%	37%	$64,161
1.73%	1.15%	0.89%	5.21%	43%	$61,766
1.79%	1.18%	0.89%	9.40%	47%	$53,646
2.27%	1.26%	0.92%	21.86%	86%	$25,103

The accompanying notes are an integral part of these financial statements.

58	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

Target 2015 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2014 (unaudited)	$10.38	0.08		0.21	(0.07)	0.00	$10.60
Year ended February 28, 2014	$10.13	0.15	[4]	0.40	(0.14)	(0.16)	$10.38
Year ended February 28, 2013[5]	$10.11	0.03	[4]	0.13	(0.04)	(0.10)	$10.13
Class R
Six months ended August 31, 2014 (unaudited)	$10.52	0.06		0.23	(0.06)	0.00	$10.75
Year ended February 28, 2014[6]	$10.08	0.08	[4]	0.57	(0.05)	(0.16)	$10.52
Class R4
Six months ended August 31, 2014 (unaudited)	$10.40	0.09	[4]	0.23	(0.09)	0.00	$10.63
Year ended February 28, 2014	$10.14	0.20		0.38	(0.16)	(0.16)	$10.40
Year ended February 28, 2013[5]	$10.11	0.05	[4]	0.13	(0.05)	(0.10)	$10.14
Class R6[7]
Six months ended August 31, 2014 (unaudited)	$10.39	0.10		0.23	(0.10)	0.00	$10.62
Year ended February 28, 2014	$10.13	0.21		0.39	(0.18)	(0.16)	$10.39
Year ended February 28, 2013	$9.98	0.18	[4]	0.27	(0.20)	(0.10)	$10.13
Year ended February 29, 2012	$9.81	0.19		0.29	(0.20)	(0.11)	$9.98
Year ended February 28, 2011	$9.05	0.19		0.85	(0.23)	(0.05)	$9.81
Year ended February 28, 2010	$7.23	0.21	[4]	1.77	(0.16)	0.00	$9.05
Administrator Class
Six months ended August 31, 2014 (unaudited)	$10.52	0.09		0.22	(0.08)	0.00	$10.75
Year ended February 28, 2014	$10.24	0.16		0.42	(0.14)	(0.16)	$10.52
Year ended February 28, 2013	$10.10	0.15	[4]	0.26	(0.17)	(0.10)	$10.24
Year ended February 29, 2012	$9.92	0.17		0.29	(0.17)	(0.11)	$10.10
Year ended February 28, 2011	$9.15	0.17		0.85	(0.20)	(0.05)	$9.92
Year ended February 28, 2010	$7.31	0.17	[4]	1.82	(0.15)	0.00	$9.15
Investor Class
Six months ended August 31, 2014 (unaudited)	$10.53	0.08		0.22	(0.07)	0.00	$10.76
Year ended February 28, 2014	$10.26	0.14	[4]	0.41	(0.12)	(0.16)	$10.53
Year ended February 28, 2013	$10.11	0.14		0.27	(0.16)	(0.10)	$10.26
Year ended February 29, 2012	$9.93	0.16		0.29	(0.16)	(0.11)	$10.11
Year ended February 28, 2011	$9.16	0.16	[4]	0.85	(0.19)	(0.05)	$9.93
Year ended February 28, 2010	$7.32	0.15	[4]	1.83	(0.14)	0.00	$9.16

1.	Includes net expenses allocated from affiliated Master Portfolios in which the Fund invests.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

3.	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

4.	Calculated based upon average shares outstanding

5.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

6.	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

7.	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	59

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.46%	0.99%	0.84%	2.84%	16%	$666
1.45%	0.99%	0.84%	5.56%	38%	$332
1.28%	1.05%	0.84%	1.60%	35%	$10

1.22%	1.25%	1.09%	2.77%	16%	$27
1.14%	1.26%	1.09%	6.51%	38%	$27

1.82%	0.66%	0.48%	3.08%	16%	$182,751
1.76%	0.66%	0.48%	5.90%	38%	$189,078
1.90%	0.75%	0.48%	1.72%	35%	$2,614

1.97%	0.51%	0.33%	3.16%	16%	$446,577
1.88%	0.55%	0.38%	6.04%	38%	$437,620
1.87%	0.65%	0.49%	4.56%	35%	$613,945
2.05%	0.65%	0.49%	5.06%	40%	$536,453
2.11%	0.66%	0.49%	11.68%	44%	$387,146
2.43%	0.72%	0.54%	27.56%	77%	$235,807

1.62%	0.83%	0.68%	2.95%	16%	$208,621
1.54%	0.85%	0.72%	5.79%	38%	$211,930
1.47%	0.92%	0.84%	4.06%	35%	$194,125
1.70%	0.92%	0.84%	4.74%	40%	$84,759
1.76%	0.93%	0.84%	11.28%	44%	$61,227
1.89%	1.03%	0.86%	27.28%	77%	$42,190

1.43%	1.05%	0.89%	2.85%	16%	$120,740
1.36%	1.08%	0.89%	5.49%	38%	$122,400
1.46%	1.14%	0.90%	4.08%	35%	$200,596
1.65%	1.15%	0.90%	4.67%	40%	$165,774
1.69%	1.18%	0.90%	11.22%	44%	$142,622
1.75%	1.31%	0.93%	27.19%	77%	$43,004

The accompanying notes are an integral part of these financial statements.

60	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

Target 2020 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2014 (unaudited)	$15.14	0.11	[4]	0.40	(0.08)	0.00	$15.57
Year ended February 28, 2014	$14.53	0.20		0.97	(0.17)	(0.39)	$15.14
Year ended February 28, 2013	$14.25	0.20		0.50	(0.21)	(0.21)	$14.53
Year ended February 29, 2012	$13.97	0.21		0.33	(0.22)	(0.04)	$14.25
Year ended February 28, 2011	$12.54	0.20		1.46	(0.23)	0.00	$13.97
Year ended February 28, 2010	$9.58	0.21	[4]	2.97	(0.22)	(0.00)[5]	$12.54
Class B
Six months ended August 31, 2014 (unaudited)	$15.13	0.05	[4]	0.40	(0.01)	0.00	$15.57
Year ended February 28, 2014	$14.47	0.08	[4]	0.97	0.00	(0.39)	$15.13
Year ended February 28, 2013	$14.16	0.09	[4]	0.51	(0.08)	(0.21)	$14.47
Year ended February 29, 2012	$13.85	0.10	[4]	0.33	(0.08)	(0.04)	$14.16
Year ended February 28, 2011	$12.41	0.09	[4]	1.46	(0.11)	0.00	$13.85
Year ended February 28, 2010	$9.50	0.12	[4]	2.95	(0.16)	(0.00)[5]	$12.41
Class C
Six months ended August 31, 2014 (unaudited)	$15.08	0.05		0.40	(0.03)	0.00	$15.50
Year ended February 28, 2014	$14.49	0.08		0.97	(0.07)	(0.39)	$15.08
Year ended February 28, 2013	$14.20	0.09		0.51	(0.10)	(0.21)	$14.49
Year ended February 29, 2012	$13.93	0.08		0.35	(0.12)	(0.04)	$14.20
Year ended February 28, 2011	$12.51	0.08		1.48	(0.14)	0.00	$13.93
Year ended February 28, 2010	$9.58	0.12	[4]	2.98	(0.17)	(0.00)[5]	$12.51
Class R
Six months ended August 31, 2014 (unaudited)	$15.10	0.09	[4]	0.41	(0.08)	0.00	$15.52
Year ended February 28, 2014[6]	$14.48	0.10	[4]	1.10	(0.19)	(0.39)	$15.10
Class R4
Six months ended August 31, 2014 (unaudited)	$15.40	0.14		0.41	(0.11)	0.00	$15.84
Year ended February 28, 2014	$14.77	0.19		1.06	(0.23)	(0.39)	$15.40
Year ended February 28, 2013[7]	$14.66	0.09		0.31	(0.08)	(0.21)	$14.77
Class R6[8]
Six months ended August 31, 2014 (unaudited)	$15.40	0.15		0.41	(0.12)	0.00	$15.84
Year ended February 28, 2014	$14.77	0.27	[4]	1.00	(0.25)	(0.39)	$15.40
Year ended February 28, 2013	$14.47	0.27		0.52	(0.28)	(0.21)	$14.77
Year ended February 29, 2012	$14.19	0.27	[4]	0.35	(0.30)	(0.04)	$14.47
Year ended February 28, 2011	$12.73	0.26		1.50	(0.30)	0.00	$14.19
Year ended February 28, 2010	$9.73	0.27	[4]	3.01	(0.28)	(0.00)[5]	$12.73
Administrator Class
Six months ended August 31, 2014 (unaudited)	$15.36	0.12		0.41	(0.09)	0.00	$15.80
Year ended February 28, 2014	$14.73	0.22		0.99	(0.19)	(0.39)	$15.36
Year ended February 28, 2013	$14.44	0.21		0.52	(0.23)	(0.21)	$14.73
Year ended February 29, 2012	$14.15	0.23		0.35	(0.25)	(0.04)	$14.44
Year ended February 28, 2011	$12.70	0.21		1.50	(0.26)	0.00	$14.15
Year ended February 28, 2010	$9.71	0.23	[4]	3.01	(0.25)	(0.00)[5]	$12.70
Investor Class
Six months ended August 31, 2014 (unaudited)	$15.34	0.11		0.41	(0.08)	0.00	$15.78
Year ended February 28, 2014	$14.72	0.20		0.98	(0.17)	(0.39)	$15.34
Year ended February 28, 2013	$14.43	0.21		0.51	(0.22)	(0.21)	$14.72
Year ended February 29, 2012	$14.14	0.22		0.35	(0.24)	(0.04)	$14.43
Year ended February 28, 2011	$12.70	0.20	[4]	1.49	(0.25)	0.00	$14.14
Year ended February 28, 2010	$9.71	0.22	[4]	3.02	(0.25)	(0.00)[5]	$12.70

1.	Includes net expenses allocated from affiliated Master Portfolios in which the Fund invests.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

3.	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

4.	Calculated based upon average shares outstanding

5.	Amount is less than $0.005.

6.	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

7.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

8.	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	61

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.43%	0.95%	0.86%	3.37%	13%	$68,499
1.32%	0.98%	0.90%	8.16%	35%	$75,871
1.36%	1.06%	1.01%	5.00%	32%	$74,720
1.45%	1.05%	1.01%	3.97%	35%	$74,955
1.46%	1.08%	1.02%	13.41%	39%	$77,784
1.77%	1.15%	1.11%	33.45%	66%	$72,653

0.68%	1.70%	1.61%	2.99%	13%	$169
0.58%	1.74%	1.66%	7.34%	35%	$238
0.63%	1.81%	1.76%	4.27%	32%	$599
0.78%	1.80%	1.76%	3.11%	35%	$1,048
0.73%	1.83%	1.77%	12.57%	39%	$2,428
1.04%	1.90%	1.86%	32.44%	66%	$5,030

0.68%	1.70%	1.61%	2.99%	13%	$5,587
0.57%	1.73%	1.65%	7.36%	35%	$5,208
0.61%	1.81%	1.76%	4.28%	32%	$4,514
0.68%	1.81%	1.76%	3.14%	35%	$4,600
0.70%	1.83%	1.77%	12.65%	39%	$3,922
1.00%	1.90%	1.86%	32.35%	66%	$2,752

1.16%	1.23%	1.11%	3.30%	13%	$42
1.07%	1.24%	1.11%	8.37%	35%	$27

1.79%	0.62%	0.50%	3.56%	13%	$784,098
1.70%	0.63%	0.50%	8.58%	35%	$803,141
1.72%	0.73%	0.50%	2.79%	32%	$23,050

1.93%	0.47%	0.35%	3.63%	13%	$1,165,670
1.88%	0.53%	0.40%	8.72%	35%	$1,065,417
1.85%	0.63%	0.50%	5.60%	32%	$1,605,032
1.95%	0.63%	0.50%	4.47%	35%	$1,540,045
1.96%	0.64%	0.50%	14.03%	39%	$1,250,249
2.22%	0.69%	0.60%	33.98%	66%	$822,479

1.60%	0.79%	0.70%	3.48%	13%	$750,822
1.52%	0.82%	0.74%	8.35%	35%	$746,910
1.47%	0.90%	0.85%	5.19%	32%	$688,261
1.63%	0.90%	0.85%	4.17%	35%	$468,494
1.62%	0.91%	0.85%	13.60%	39%	$439,314
1.96%	0.97%	0.88%	33.64%	66%	$342,078

1.37%	1.01%	0.91%	3.40%	13%	$208,990
1.35%	1.04%	0.91%	8.14%	35%	$193,249
1.43%	1.12%	0.91%	5.12%	32%	$173,813
1.54%	1.13%	0.91%	4.12%	35%	$144,478
1.53%	1.15%	0.91%	13.56%	39%	$119,297
1.84%	1.24%	0.94%	33.51%	66%	$53,535

The accompanying notes are an integral part of these financial statements.

62	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

Target 2025 Fund	Beginning net asset value per share	Net investment income (loss)[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2014 (unaudited)	$10.56	0.07		0.34	(0.06)	0.00	$10.91
Year ended February 28, 2014	$9.95	0.15		0.92	(0.13)	(0.33)	$10.56
Year ended February 28, 2013[4]	$9.83	0.04		0.33	(0.05)	(0.20)	$9.95
Class R
Six months ended August 31, 2014 (unaudited)	$10.57	0.06		0.34	(0.04)	0.00	$10.93
Year ended February 28, 2014[5]	$9.95	0.07		0.94	(0.06)	(0.33)	$10.57
Class R4
Six months ended August 31, 2014 (unaudited)	$10.58	0.09		0.33	(0.07)	0.00	$10.93
Year ended February 28, 2014	$9.97	0.15		0.95	(0.16)	(0.33)	$10.58
Year ended February 28, 2013[4]	$9.83	0.06		0.33	(0.05)	(0.20)	$9.97
Class R6[6]
Six months ended August 31, 2014 (unaudited)	$10.57	0.10		0.34	(0.08)	0.00	$10.93
Year ended February 28, 2014	$9.96	0.19		0.92	(0.17)	(0.33)	$10.57
Year ended February 28, 2013	$9.71	0.18		0.45	(0.18)	(0.20)	$9.96
Year ended February 29, 2012	$9.79	0.17	[7]	0.16	(0.18)	(0.23)	$9.71
Year ended February 28, 2011	$8.68	0.16		1.26	(0.19)	(0.12)	$9.79
Year ended February 28, 2010	$6.24	0.18	[7]	2.39	(0.13)	0.00	$8.68
Administrator Class
Six months ended August 31, 2014 (unaudited)	$10.60	0.08		0.33	(0.06)	0.00	$10.95
Year ended February 28, 2014	$9.98	0.15		0.94	(0.14)	(0.33)	$10.60
Year ended February 28, 2013	$9.74	0.14	[7]	0.45	(0.15)	(0.20)	$9.98
Year ended February 29, 2012	$9.81	0.14	[7]	0.17	(0.15)	(0.23)	$9.74
Year ended February 28, 2011	$8.69	0.13	[7]	1.26	(0.15)	(0.12)	$9.81
Year ended February 28, 2010	$6.25	(0.04)[7]		2.61	(0.13)	0.00	$8.69
Investor Class
Six months ended August 31, 2014 (unaudited)	$10.59	0.07		0.33	(0.05)	0.00	$10.94
Year ended February 28, 2014	$9.97	0.11		0.96	(0.12)	(0.33)	$10.59
Year ended February 28, 2013	$9.72	0.14		0.46	(0.15)	(0.20)	$9.97
Year ended February 29, 2012	$9.80	0.14	[7]	0.15	(0.14)	(0.23)	$9.72
Year ended February 28, 2011	$8.68	0.13	[7]	1.25	(0.14)	(0.12)	$9.80
Year ended February 28, 2010	$6.25	(0.08)[7]		2.64	(0.13)	0.00	$8.68

1.	Includes net expenses allocated from affiliated Master Portfolios in which the Fund invests.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

3.	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

4.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

5.	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

6.	On June 1, 2013, Institutional Class was renamed Class R6.

7.	Calculated based upon average shares outstanding

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	63

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income (loss)[1]	Gross expenses[1]	Net expenses[1]

1.41%	0.96%	0.86%	3.89%	11%	$2,622
1.28%	0.97%	0.86%	10.99%	32%	$1,379
1.01%	1.06%	0.86%	3.92%	28%	$159

1.16%	1.21%	1.11%	3.82%	11%	$29
0.96%	1.22%	1.11%	10.27%	32%	$28

1.77%	0.63%	0.50%	4.11%	11%	$357,294
1.60%	0.63%	0.50%	11.29%	32%	$354,137
1.51%	0.73%	0.50%	4.13%	28%	$4,210

1.92%	0.48%	0.35%	4.19%	11%	$1,469,138
1.78%	0.52%	0.39%	11.42%	32%	$1,409,281
1.83%	0.63%	0.50%	6.74%	28%	$1,577,058
1.83%	0.64%	0.50%	3.77%	31%	$1,431,120
1.83%	0.64%	0.50%	16.75%	33%	$1,290,513
2.07%	0.66%	0.53%	41.46%	54%	$1,057,514

1.57%	0.80%	0.70%	3.92%	11%	$376,855
1.43%	0.82%	0.74%	11.11%	32%	$354,050
1.42%	0.90%	0.85%	6.27%	28%	$271,593
1.47%	0.91%	0.85%	3.49%	31%	$111,673
1.46%	0.91%	0.85%	16.32%	33%	$69,590
(0.51)%	1.01%	0.89%	41.33%	54%	$39,111

1.37%	1.02%	0.91%	3.83%	11%	$248,778
1.28%	1.05%	0.91%	10.91%	32%	$236,714
1.41%	1.12%	0.91%	6.31%	28%	$377,357
1.42%	1.14%	0.91%	3.32%	31%	$300,434
1.39%	1.15%	0.91%	16.22%	33%	$256,544
(0.93)%	1.29%	0.95%	41.19%	54%	$70,228

The accompanying notes are an integral part of these financial statements.

64	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

Target 2030 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2014 (unaudited)	$16.61	0.13		0.59	(0.08)	0.00	$17.25
Year ended February 28, 2014	$15.31	0.20		1.83	(0.19)	(0.54)	$16.61
Year ended February 28, 2013	$14.74	0.20		0.85	(0.20)	(0.28)	$15.31
Year ended February 29, 2012	$14.81	0.17	[4]	0.13	(0.18)	(0.19)	$14.74
Year ended February 28, 2011	$12.65	0.15	[4]	2.19	(0.18)	0.00	$14.81
Year ended February 28, 2010	$8.65	0.15	[4]	4.00	(0.15)	(0.00)[5]	$12.65
Class B
Six months ended August 31, 2014 (unaudited)	$16.36	0.05		0.60	(0.00)[8]	0.00	$17.01
Year ended February 28, 2014	$15.08	0.08	[4]	1.80	(0.06)	(0.54)	$16.36
Year ended February 28, 2013	$14.49	0.08	[4]	0.86	(0.07)	(0.28)	$15.08
Year ended February 29, 2012	$14.53	0.07	[4]	0.12	(0.04)	(0.19)	$14.49
Year ended February 28, 2011	$12.41	0.06	[4]	2.14	(0.08)	0.00	$14.53
Year ended February 28, 2010	$8.49	0.07	[4]	3.91	(0.06)	(0.00)[5]	$12.41
Class C
Six months ended August 31, 2014 (unaudited)	$16.25	0.06		0.59	(0.04)	0.00	$16.86
Year ended February 28, 2014	$15.00	0.08		1.79	(0.08)	(0.54)	$16.25
Year ended February 28, 2013	$14.45	0.08		0.85	(0.10)	(0.28)	$15.00
Year ended February 29, 2012	$14.53	0.06	[4]	0.14	(0.09)	(0.19)	$14.45
Year ended February 28, 2011	$12.43	0.05	[4]	2.14	(0.09)	0.00	$14.53
Year ended February 28, 2010	$8.50	0.06	[4]	3.93	(0.06)	(0.00)[5]	$12.43
Class R
Six months ended August 31, 2014 (unaudited)	$16.61	0.09		0.61	(0.07)	0.00	$17.24
Year ended February 28, 2014[6]	$15.39	0.10		1.75	(0.09)	(0.54)	$16.61
Class R4
Six months ended August 31, 2014 (unaudited)	$16.83	0.15		0.61	(0.11)	0.00	$17.48
Year ended February 28, 2014	$15.50	0.23		1.89	(0.25)	(0.54)	$16.83
Year ended February 28, 2013[7]	$15.07	0.08		0.71	(0.08)	(0.28)	$15.50
Class R6[8]
Six months ended August 31, 2014 (unaudited)	$16.81	0.16		0.62	(0.12)	0.00	$17.47
Year ended February 28, 2014	$15.49	0.29	[4]	1.86	(0.27)	(0.54)	$16.81
Year ended February 28, 2013	$14.91	0.27		0.86	(0.27)	(0.28)	$15.49
Year ended February 29, 2012	$14.98	0.25	[4]	0.12	(0.25)	(0.19)	$14.91
Year ended February 28, 2011	$12.79	0.23	[4]	2.21	(0.25)	0.00	$14.98
Year ended February 28, 2010	$8.75	0.21	[4]	4.03	(0.20)	(0.00)[5]	$12.79
Administrator Class
Six months ended August 31, 2014 (unaudited)	$16.82	0.13		0.62	(0.10)	0.00	$17.47
Year ended February 28, 2014	$15.49	0.23		1.86	(0.22)	(0.54)	$16.82
Year ended February 28, 2013	$14.91	0.21		0.88	(0.23)	(0.28)	$15.49
Year ended February 29, 2012	$14.98	0.20	[4]	0.13	(0.21)	(0.19)	$14.91
Year ended February 28, 2011	$12.79	0.18	[4]	2.21	(0.20)	0.00	$14.98
Year ended February 28, 2010	$8.74	0.17	[4]	4.06	(0.18)	(0.00)[5]	$12.79
Investor Class
Six months ended August 31, 2014 (unaudited)	$16.77	0.11		0.62	(0.08)	0.00	$17.42
Year ended February 28, 2014	$15.46	0.20		1.84	(0.19)	(0.54)	$16.77
Year ended February 28, 2013	$14.88	0.21		0.87	(0.22)	(0.28)	$15.46
Year ended February 29, 2012	$14.95	0.19	[4]	0.13	(0.20)	(0.19)	$14.88
Year ended February 28, 2011	$12.77	0.17	[4]	2.21	(0.20)	0.00	$14.95
Year ended February 28, 2010	$8.74	0.16	[4]	4.04	(0.17)	(0.00)[5]	$12.77

1.	Includes net expenses allocated from affiliated Master Portfolios in which the Fund invests.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

3.	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

4.	Calculated based upon average shares outstanding

5.	Amount is less than $0.005.

6.	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

7.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

8.	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	65

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.39%	0.95%	0.87%	4.36%	8%	$61,861
1.22%	0.98%	0.91%	13.52%	29%	$65,634
1.29%	1.06%	1.02%	7.28%	25%	$60,857
1.21%	1.06%	1.02%	2.27%	26%	$60,087
1.15%	1.09%	1.03%	18.71%	28%	$62,209
1.32%	1.16%	1.12%	48.17%	43%	$55,735

0.66%	1.70%	1.62%	3.99%	8%	$173
0.50%	1.74%	1.67%	12.65%	29%	$290
0.57%	1.81%	1.77%	6.54%	25%	$463
0.50%	1.81%	1.77%	1.43%	26%	$872
0.42%	1.84%	1.78%	17.88%	28%	$1,962
0.60%	1.92%	1.88%	46.98%	43%	$3,173

0.64%	1.70%	1.62%	3.97%	8%	$4,492
0.47%	1.73%	1.66%	12.64%	29%	$4,097
0.53%	1.82%	1.77%	6.52%	25%	$3,465
0.45%	1.82%	1.77%	1.47%	26%	$3,120
0.38%	1.84%	1.78%	17.80%	28%	$2,456
0.58%	1.91%	1.87%	47.11%	43%	$1,671

1.15%	1.23%	1.12%	4.23%	8%	$35
0.87%	1.22%	1.12%	12.19%	29%	$28

1.75%	0.62%	0.51%	4.54%	8%	$887,342
1.53%	0.63%	0.51%	13.99%	29%	$850,913
1.35%	0.73%	0.51%	5.34%	25%	$19,568

1.90%	0.47%	0.36%	4.67%	8%	$1,175,365
1.76%	0.53%	0.41%	14.08%	29%	$1,049,122
1.80%	0.64%	0.51%	7.82%	25%	$1,478,163
1.71%	0.64%	0.51%	2.78%	26%	$1,335,729
1.65%	0.65%	0.51%	19.35%	28%	$1,048,222
1.74%	0.71%	0.61%	48.76%	43%	$639,598

1.55%	0.79%	0.71%	4.45%	8%	$710,721
1.38%	0.82%	0.75%	13.74%	29%	$685,421
1.43%	0.91%	0.86%	7.46%	25%	$572,735
1.37%	0.91%	0.86%	2.41%	26%	$395,067
1.30%	0.92%	0.86%	18.85%	28%	$373,853
1.49%	0.98%	0.89%	48.60%	43%	$254,340

1.34%	1.01%	0.92%	4.37%	8%	$218,755
1.21%	1.04%	0.92%	13.47%	29%	$201,506
1.38%	1.13%	0.92%	7.41%	25%	$158,551
1.30%	1.14%	0.92%	2.36%	26%	$124,145
1.21%	1.17%	0.92%	18.84%	28%	$99,234
1.36%	1.25%	0.94%	48.33%	43%	$46,963

The accompanying notes are an integral part of these financial statements.

66	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

Target 2035 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2014 (unaudited)	$11.02	0.08	[4]	0.45	(0.06)	0.00	$11.49
Year ended February 28, 2014	$9.99	0.14		1.41	(0.13)	(0.39)	$11.02
Year ended February 28, 2013[5]	$9.60	0.02	[4]	0.58	(0.05)	(0.16)	$9.99
Class R
Six months ended August 31, 2014 (unaudited)	$11.09	0.06		0.45	(0.04)	0.00	$11.56
Year ended February 28, 2014[6]	$10.16	0.06	[4]	1.32	(0.06)	(0.39)	$11.09
Class R4
Six months ended August 31, 2014 (unaudited)	$11.03	0.10		0.44	(0.07)	0.00	$11.50
Year ended February 28, 2014	$9.99	0.15		1.44	(0.16)	(0.39)	$11.03
Year ended February 28, 2013[5]	$9.60	0.03	[4]	0.57	(0.05)	(0.16)	$9.99
Class R6[7]
Six months ended August 31, 2014 (unaudited)	$11.03	0.10		0.45	(0.08)	0.00	$11.50
Year ended February 28, 2014	$9.99	0.19		1.41	(0.17)	(0.39)	$11.03
Year ended February 28, 2013	$9.50	0.17		0.65	(0.17)	(0.16)	$9.99
Year ended February 29, 2012	$9.61	0.15	[4]	0.02	(0.14)	(0.14)	$9.50
Year ended February 28, 2011	$8.19	0.13		1.58	(0.16)	(0.13)	$9.61
Year ended February 28, 2010	$5.36	0.11	[4]	2.82	(0.10)	0.00	$8.19
Administrator Class
Six months ended August 31, 2014 (unaudited)	$11.06	0.09		0.44	(0.06)	0.00	$11.53
Year ended February 28, 2014	$10.02	0.14		1.43	(0.14)	(0.39)	$11.06
Year ended February 28, 2013	$9.53	0.13		0.66	(0.14)	(0.16)	$10.02
Year ended February 29, 2012	$9.65	0.12	[4]	0.01	(0.11)	(0.14)	$9.53
Year ended February 28, 2011	$8.22	0.10		1.59	(0.13)	(0.13)	$9.65
Year ended February 28, 2010	$5.40	0.09	[4]	2.81	(0.08)	0.00	$8.22
Investor Class
Six months ended August 31, 2014 (unaudited)	$11.10	0.07		0.45	(0.05)	0.00	$11.57
Year ended February 28, 2014	$10.05	0.13		1.43	(0.12)	(0.39)	$11.10
Year ended February 28, 2013	$9.56	0.13		0.65	(0.13)	(0.16)	$10.05
Year ended February 29, 2012	$9.67	0.11	[4]	0.02	(0.10)	(0.14)	$9.56
Year ended February 28, 2011	$8.24	0.10		1.58	(0.12)	(0.13)	$9.67
Year ended February 28, 2010	$5.42	0.08	[4]	2.82	(0.08)	0.00	$8.24

1.	Includes net expenses allocated from affiliated Master Portfolios in which the Fund invests.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

3.	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

4.	Calculated based upon average shares outstanding

5.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

6.	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

7.	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	67

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.36%	0.97%	0.88%	4.81%	6%	$1,085
1.11%	0.98%	0.88%	15.82%	26%	$532
1.04%	1.07%	0.88%	6.36%	22%	$41

1.13%	1.22%	1.13%	4.63%	6%	$30
0.79%	1.26%	1.13%	13.76%	26%	$28

1.72%	0.64%	0.52%	4.95%	6%	$310,896
1.45%	0.65%	0.52%	16.28%	26%	$297,612
1.30%	0.75%	0.52%	6.38%	22%	$1,940

1.87%	0.49%	0.37%	5.02%	6%	$628,807
1.71%	0.55%	0.41%	16.41%	26%	$570,482
1.76%	0.66%	0.52%	8.86%	22%	$648,345
1.60%	0.66%	0.52%	1.96%	22%	$481,784
1.52%	0.68%	0.52%	21.21%	24%	$338,577
1.40%	0.75%	0.57%	54.85%	34%	$170,172

1.52%	0.81%	0.72%	4.84%	6%	$250,171
1.33%	0.85%	0.75%	15.96%	26%	$236,217
1.36%	0.93%	0.87%	8.48%	22%	$172,860
1.26%	0.93%	0.87%	1.55%	22%	$77,039
1.17%	0.94%	0.87%	20.87%	24%	$50,226
1.20%	1.06%	0.89%	53.96%	34%	$25,950

1.32%	1.03%	0.93%	4.72%	6%	$201,145
1.21%	1.08%	0.93%	15.77%	26%	$193,717
1.35%	1.15%	0.93%	8.38%	22%	$310,066
1.21%	1.16%	0.93%	1.60%	22%	$244,138
1.09%	1.19%	0.93%	20.74%	24%	$204,364
1.09%	1.34%	0.95%	53.70%	34%	$60,611

The accompanying notes are an integral part of these financial statements.

68	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

Target 2040 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2014 (unaudited)	$18.90	0.14		0.83	(0.09)	0.00	$19.78
Year ended February 28, 2014	$16.92	0.21		2.71	(0.21)	(0.73)	$18.90
Year ended February 28, 2013	$16.07	0.21		1.19	(0.21)	(0.34)	$16.92
Year ended February 29, 2012	$16.40	0.17		(0.07)	(0.16)	(0.27)	$16.07
Year ended February 28, 2011	$13.60	0.15		2.81	(0.16)	0.00	$16.40
Year ended February 28, 2010	$8.73	0.12	[4]	4.87	(0.12)	(0.00)[5]	$13.60
Class B
Six months ended August 31, 2014 (unaudited)	$18.06	0.06	[4]	0.79	(0.00)[8]	0.00	$18.91
Year ended February 28, 2014	$16.18	0.07	[4]	2.59	(0.05)	(0.73)	$18.06
Year ended February 28, 2013	$15.36	0.09	[4]	1.13	(0.06)	(0.34)	$16.18
Year ended February 29, 2012	$15.67	0.05	[4]	(0.06)	(0.03)	(0.27)	$15.36
Year ended February 28, 2011	$12.99	0.03	[4]	2.70	(0.05)	0.00	$15.67
Year ended February 28, 2010	$8.35	0.10	[4]	4.57	(0.03)	(0.00)[5]	$12.99
Class C
Six months ended August 31, 2014 (unaudited)	$17.85	0.05	[4]	0.79	(0.04)	0.00	$18.65
Year ended February 28, 2014	$16.03	0.07	[4]	2.57	(0.09)	(0.73)	$17.85
Year ended February 28, 2013	$15.26	0.09	[4]	1.12	(0.10)	(0.34)	$16.03
Year ended February 29, 2012	$15.60	0.04	[4]	(0.05)	(0.06)	(0.27)	$15.26
Year ended February 28, 2011	$12.95	0.03	[4]	2.69	(0.07)	0.00	$15.60
Year ended February 28, 2010	$8.33	0.05	[4]	4.61	(0.04)	(0.00)[5]	$12.95
Class R
Six months ended August 31, 2014 (unaudited)	$18.90	0.09		0.85	(0.08)	0.00	$19.76
Year ended February 28, 2014[6]	$17.19	0.09	[4]	2.45	(0.10)	(0.73)	$18.90
Class R4
Six months ended August 31, 2014 (unaudited)	$19.28	0.17		0.85	(0.13)	0.00	$20.17
Year ended February 28, 2014	$17.24	0.27	[4]	2.78	(0.28)	(0.73)	$19.28
Year ended February 28, 2013[7]	$16.52	0.09		1.06	(0.09)	(0.34)	$17.24
Class R6[8]
Six months ended August 31, 2014 (unaudited)	$19.27	0.18	[4]	0.86	(0.14)	0.00	$20.17
Year ended February 28, 2014	$17.24	0.31	[4]	2.75	(0.30)	(0.73)	$19.27
Year ended February 28, 2013	$16.37	0.29		1.21	(0.29)	(0.34)	$17.24
Year ended February 29, 2012	$16.69	0.24		(0.05)	(0.24)	(0.27)	$16.37
Year ended February 28, 2011	$13.84	0.22		2.87	(0.24)	0.00	$16.69
Year ended February 28, 2010	$8.88	0.18	[4]	4.95	(0.17)	(0.00)[5]	$13.84
Administrator Class
Six months ended August 31, 2014 (unaudited)	$19.25	0.15		0.85	(0.11)	0.00	$20.14
Year ended February 28, 2014	$17.21	0.24		2.77	(0.24)	(0.73)	$19.25
Year ended February 28, 2013	$16.34	0.22		1.22	(0.23)	(0.34)	$17.21
Year ended February 29, 2012	$16.67	0.19		(0.06)	(0.19)	(0.27)	$16.34
Year ended February 28, 2011	$13.82	0.16		2.88	(0.19)	0.00	$16.67
Year ended February 28, 2010	$8.88	0.16	[4]	4.93	(0.15)	(0.00)[5]	$13.82
Investor Class
Six months ended August 31, 2014 (unaudited)	$19.21	0.13		0.84	(0.09)	0.00	$20.09
Year ended February 28, 2014	$17.19	0.21		2.75	(0.21)	(0.73)	$19.21
Year ended February 28, 2013	$16.32	0.22		1.22	(0.23)	(0.34)	$17.19
Year ended February 29, 2012	$16.65	0.18		(0.06)	(0.18)	(0.27)	$16.32
Year ended February 28, 2011	$13.81	0.16		2.86	(0.18)	0.00	$16.65
Year ended February 28, 2010	$8.87	0.15	[4]	4.93	(0.14)	(0.00)[5]	$13.81

1.	Includes net expenses allocated from affiliated Master Portfolios in which the Fund invests.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

3.	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

4.	Calculated based upon average shares outstanding

5.	Amount is less than $0.005.

6.	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

7.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

8.	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	69

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.36%	0.96%	0.88%	5.16%	5%	$112,580
1.15%	0.99%	0.92%	17.54%	25%	$114,233
1.25%	1.08%	1.03%	8.99%	20%	$104,836
1.06%	1.08%	1.03%	0.85%	20%	$103,841
0.95%	1.10%	1.04%	21.98%	21%	$113,494
1.03%	1.17%	1.12%	57.33%	29%	$100,278

0.64%	1.70%	1.63%	4.72%	5%	$195
0.42%	1.75%	1.68%	16.63%	25%	$344
0.54%	1.83%	1.78%	8.15%	20%	$747
0.34%	1.83%	1.78%	0.12%	20%	$1,564
0.23%	1.86%	1.79%	21.08%	21%	$2,863
0.86%	1.93%	1.89%	56.01%	29%	$3,876

0.60%	1.71%	1.63%	4.72%	5%	$5,660
0.40%	1.74%	1.67%	16.68%	25%	$4,813
0.50%	1.83%	1.78%	8.18%	20%	$4,040
0.30%	1.83%	1.78%	0.14%	20%	$3,623
0.19%	1.85%	1.79%	21.08%	21%	$3,038
0.41%	1.92%	1.87%	56.02%	29%	$2,226

1.11%	1.25%	1.13%	4.96%	5%	$30
0.75%	1.24%	1.13%	14.96%	25%	$29

1.71%	0.63%	0.52%	5.28%	5%	$671,239
1.42%	0.64%	0.52%	18.02%	25%	$635,241
1.12%	0.75%	0.52%	7.13%	20%	$13,651

1.86%	0.48%	0.37%	5.40%	5%	$831,601
1.70%	0.54%	0.42%	18.14%	25%	$724,856
1.76%	0.65%	0.52%	9.50%	20%	$993,528
1.55%	0.65%	0.52%	1.37%	20%	$846,499
1.44%	0.67%	0.52%	22.66%	21%	$654,804
1.42%	0.72%	0.62%	58.11%	29%	$377,937

1.51%	0.80%	0.72%	5.19%	5%	$469,686
1.30%	0.83%	0.76%	17.79%	25%	$452,487
1.39%	0.92%	0.87%	9.14%	20%	$360,567
1.22%	0.92%	0.87%	1.00%	20%	$256,378
1.11%	0.94%	0.87%	22.21%	21%	$260,524
1.26%	0.99%	0.90%	57.54%	29%	$176,917

1.30%	1.02%	0.93%	5.12%	5%	$134,333
1.13%	1.05%	0.93%	17.53%	25%	$119,774
1.33%	1.14%	0.93%	9.10%	20%	$86,745
1.14%	1.15%	0.93%	0.96%	20%	$64,452
1.01%	1.18%	0.93%	22.10%	21%	$48,906
1.16%	1.27%	0.96%	57.54%	29%	$20,959

The accompanying notes are an integral part of these financial statements.

70	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

Target 2045 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2014 (unaudited)	$11.43	0.08		0.53	(0.06)	0.00	$11.98
Year ended February 28, 2014	$10.17	0.12	[4]	1.73	(0.14)	(0.45)	$11.43
Year ended February 28, 2013[5]	$9.64	0.03		0.68	(0.05)	(0.13)	$10.17
Class R
Six months ended August 31, 2014 (unaudited)	$11.54	0.06		0.54	(0.05)	0.00	$12.09
Year ended February 28, 2014[6]	$10.45	0.05		1.55	(0.06)	(0.45)	$11.54
Class R4
Six months ended August 31, 2014 (unaudited)	$11.46	0.10		0.53	(0.08)	0.00	$12.01
Year ended February 28, 2014	$10.18	0.14		1.76	(0.17)	(0.45)	$11.46
Year ended February 28, 2013[5]	$9.64	0.06		0.66	(0.05)	(0.13)	$10.18
Class R6[7]
Six months ended August 31, 2014 (unaudited)	$11.44	0.11		0.53	(0.08)	0.00	$12.00
Year ended February 28, 2014	$10.17	0.19		1.71	(0.18)	(0.45)	$11.44
Year ended February 28, 2013	$9.55	0.16		0.76	(0.17)	(0.13)	$10.17
Year ended February 29, 2012	$9.62	0.14		(0.05)	(0.12)	(0.04)	$9.55
Year ended February 28, 2011	$8.08	0.13		1.70	(0.18)	(0.11)	$9.62
Year ended February 28, 2010	$5.19	0.10	[4]	2.90	(0.09)	(0.02)	$8.08
Administrator Class
Six months ended August 31, 2014 (unaudited)	$11.51	0.09		0.52	(0.06)	0.00	$12.06
Year ended February 28, 2014	$10.23	0.14		1.73	(0.14)	(0.45)	$11.51
Year ended February 28, 2013	$9.59	0.12		0.77	(0.12)	(0.13)	$10.23
Year ended February 29, 2012	$9.66	0.11		(0.05)	(0.09)	(0.04)	$9.59
Year ended February 28, 2011	$8.12	0.09		1.72	(0.16)	(0.11)	$9.66
Year ended February 28, 2010	$5.21	0.08	[4]	2.92	(0.07)	(0.02)	$8.12
Investor Class
Six months ended August 31, 2014 (unaudited)	$11.55	0.08		0.52	(0.05)	0.00	$12.10
Year ended February 28, 2014	$10.26	0.13		1.73	(0.12)	(0.45)	$11.55
Year ended February 28, 2013	$9.62	0.12		0.77	(0.12)	(0.13)	$10.26
Year ended February 29, 2012	$9.69	0.11		(0.05)	(0.09)	(0.04)	$9.62
Year ended February 28, 2011	$8.14	0.08		1.73	(0.15)	(0.11)	$9.69
Year ended February 28, 2010	$5.23	0.09	[4]	2.91	(0.07)	(0.02)	$8.14

1.	Includes net expenses allocated from affiliated Master Portfolios in which the Fund invests.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

3.	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

4.	Calculated based upon average shares outstanding

5.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

6.	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

7.	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	71

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income [1]	Gross expenses[1]	Net expenses[1]

1.35%	0.99%	0.88%	5.36%	4%	$507
1.09%	1.01%	0.88%	18.54%	24%	$167
1.08%	1.10%	0.88%	7.41%	19%	$13

1.10%	1.26%	1.13%	5.17%	4%	$30
0.68%	1.30%	1.13%	15.52%	24%	$29

1.70%	0.66%	0.52%	5.56%	4%	$184,344
1.39%	0.68%	0.52%	18.99%	24%	$174,582
1.29%	0.78%	0.52%	7.55%	19%	$1,246

1.85%	0.51%	0.37%	5.64%	4%	$337,106
1.67%	0.57%	0.42%	19.07%	24%	$291,293
1.74%	0.69%	0.52%	9.85%	19%	$324,476
1.51%	0.67%	0.52%	1.16%	19%	$215,067
1.26%	0.70%	0.52%	23.08%	20%	$141,871
1.26%	0.95%	0.59%	58.02%	27%	$51,776

1.51%	0.83%	0.72%	5.36%	4%	$137,256
1.28%	0.87%	0.75%	18.65%	24%	$126,533
1.35%	0.96%	0.87%	9.49%	19%	$85,590
1.18%	0.94%	0.87%	0.85%	19%	$39,964
1.02%	0.97%	0.87%	22.56%	20%	$27,698
1.11%	1.22%	0.89%	57.87%	27%	$14,948

1.31%	1.05%	0.93%	5.24%	4%	$112,499
1.18%	1.10%	0.93%	18.44%	24%	$110,633
1.32%	1.18%	0.93%	9.39%	19%	$178,137
1.12%	1.17%	0.93%	0.80%	19%	$115,546
0.98%	1.21%	0.93%	22.58%	20%	$84,881
1.12%	1.51%	0.95%	57.49%	27%	$12,352

The accompanying notes are an integral part of these financial statements.

72	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

Target 2050 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments	Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2014 (unaudited)	$10.93	0.07	[4]	0.52	(0.07)	0.00	$11.45
Year ended February 28, 2014	$9.72	0.15		1.62	(0.13)	(0.43)	$10.93
Year ended February 28, 2013[5]	$9.29	0.03		0.65	(0.05)	(0.20)	$9.72
Class C
Six months ended August 31, 2014 (unaudited)	$10.91	0.03		0.52	(0.04)	0.00	$11.42
Year ended February 28, 2014	$9.71	0.08		1.61	(0.06)	(0.43)	$10.91
Year ended February 28, 2013[5]	$9.29	0.02		0.64	(0.04)	(0.20)	$9.71
Class R
Six months ended August 31, 2014 (unaudited)	$10.95	0.06		0.51	(0.04)	0.00	$11.48
Year ended February 28, 2014[6]	$9.91	0.05		1.48	(0.06)	(0.43)	$10.95
Class R4
Six months ended August 31, 2014 (unaudited)	$10.96	0.10		0.50	(0.07)	0.00	$11.49
Year ended February 28, 2014	$9.73	0.15	[4]	1.67	(0.16)	(0.43)	$10.96
Year ended February 28, 2013[5]	$9.29	0.05		0.64	(0.05)	(0.20)	$9.73
Class R6[7]
Six months ended August 31, 2014 (unaudited)	$10.95	0.10		0.52	(0.08)	0.00	$11.49
Year ended February 28, 2014	$9.72	0.17	[4]	1.66	(0.17)	(0.43)	$10.95
Year ended February 28, 2013	$9.20	0.16		0.72	(0.16)	(0.20)	$9.72
Year ended February 29, 2012	$9.50	0.14		(0.07)	(0.12)	(0.25)	$9.20
Year ended February 28, 2011	$8.10	0.12	[4]	1.72	(0.17)	(0.27)	$9.50
Year ended February 28, 2010	$5.20	0.10		2.92	(0.09)	(0.03)	$8.10
Administrator Class
Six months ended August 31, 2014 (unaudited)	$10.92	0.08		0.52	(0.06)	0.00	$11.46
Year ended February 28, 2014	$9.70	0.13	[4]	1.65	(0.13)	(0.43)	$10.92
Year ended February 28, 2013	$9.18	0.12	[4]	0.73	(0.13)	(0.20)	$9.70
Year ended February 29, 2012	$9.48	0.11		(0.07)	(0.09)	(0.25)	$9.18
Year ended February 28, 2011	$8.10	0.09	[4]	1.71	(0.15)	(0.27)	$9.48
Year ended February 28, 2010	$5.20	0.09		2.91	(0.07)	(0.03)	$8.10
Investor Class
Six months ended August 31, 2014 (unaudited)	$10.96	0.07		0.51	(0.05)	0.00	$11.49
Year ended February 28, 2014	$9.73	0.11		1.67	(0.12)	(0.43)	$10.96
Year ended February 28, 2013	$9.21	0.12		0.73	(0.13)	(0.20)	$9.73
Year ended February 29, 2012	$9.51	0.10		(0.06)	(0.09)	(0.25)	$9.21
Year ended February 28, 2011	$8.11	0.09	[4]	1.71	(0.13)	(0.27)	$9.51
Year ended February 28, 2010	$5.21	0.07		2.93	(0.07)	(0.03)	$8.11

1.	Includes net expenses allocated from affiliated Master Portfolios in which the Fund invests.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

3.	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

4.	Calculated based upon average shares outstanding

5.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

6.	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

7.	On June 1, 2013, Institutional Class was renamed Class R6.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	73

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.22%	0.97%	0.88%	5.37%	4%	$1,320
1.00%	0.98%	0.88%	18.62%	23%	$210
1.07%	1.05%	0.88%	7.49%	19%	$11

0.54%	1.72%	1.63%	5.03%	4%	$456
0.39%	1.73%	1.63%	17.68%	23%	$163
0.16%	1.81%	1.63%	7.31%	19%	$17

1.09%	1.26%	1.13%	5.23%	4%	$30
0.69%	1.27%	1.13%	15.67%	23%	$29

1.70%	0.64%	0.52%	5.49%	4%	$343,600
1.39%	0.65%	0.52%	19.10%	23%	$307,320
1.03%	0.76%	0.52%	7.63%	19%	$6,538

1.86%	0.49%	0.37%	5.66%	4%	$764,989
1.66%	0.55%	0.41%	19.28%	23%	$693,648
1.75%	0.67%	0.52%	9.94%	19%	$754,088
1.53%	0.66%	0.52%	1.11%	19%	$651,308
1.43%	0.67%	0.52%	23.17%	20%	$560,746
1.19%	0.71%	0.57%	58.33%	27%	$389,918

1.50%	0.81%	0.72%	5.52%	4%	$229,308
1.28%	0.85%	0.75%	18.79%	23%	$202,276
1.38%	0.94%	0.87%	9.59%	19%	$141,212
1.18%	0.93%	0.87%	0.81%	19%	$89,984
1.07%	0.94%	0.87%	22.58%	20%	$69,492
1.49%	1.04%	0.90%	57.99%	27%	$37,853

1.30%	1.03%	0.93%	5.31%	4%	$62,912
1.10%	1.07%	0.93%	18.67%	23%	$58,583
1.33%	1.16%	0.93%	9.49%	19%	$39,188
1.12%	1.16%	0.93%	0.75%	19%	$28,615
1.02%	1.19%	0.93%	22.54%	20%	$24,771
1.00%	1.28%	0.95%	57.89%	27%	$19,359

The accompanying notes are an integral part of these financial statements.

74	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

Target 2055 Fund	Beginning net asset value per share	Net investment income[1]		Net realized and unrealized gains (losses) on investments		Distributions from net investment income	Distributions from net realized gains	Ending net asset value per share
Class A
Six months ended August 31, 2014 (unaudited)	$12.63	0.07		0.61		(0.07)	0.00	$13.24
Year ended February 28, 2014	$10.90	0.14		1.87		(0.13)	(0.15)	$12.63
Year ended February 28, 2013[4]	$10.19	0.03	[5]	0.72		(0.04)	0.00	$10.90
Class R
Six months ended August 31, 2014 (unaudited)	$12.51	0.07		0.59		(0.05)	0.00	$13.12
Year ended February 28, 2014[6]	$11.01	0.06		1.65		(0.06)	(0.15)	$12.51
Class R4
Six months ended August 31, 2014 (unaudited)	$12.65	0.11		0.59		(0.08)	0.00	$13.27
Year ended February 28, 2014	$10.91	0.15		1.90		(0.16)	(0.15)	$12.65
Year ended February 28, 2013[4]	$10.19	0.04	[5]	0.72		(0.04)	0.00	$10.91
Class R6[7]
Six months ended August 31, 2014 (unaudited)	$12.63	0.12	[5]	0.59		(0.09)	0.00	$13.25
Year ended February 28, 2014	$10.90	0.19		1.87		(0.18)	(0.15)	$12.63
Year ended February 28, 2013	$10.08	0.15		0.83		(0.16)	0.00	$10.90
Year ended February 29, 2012[8]	$10.00	0.08	[5]	0.00	[9]	0.00	0.00	$10.08
Administrator Class
Six months ended August 31, 2014 (unaudited)	$12.62	0.09		0.60		(0.07)	0.00	$13.24
Year ended February 28, 2014	$10.90	0.14		1.87		(0.14)	(0.15)	$12.62
Year ended February 28, 2013	$10.06	0.14	[5]	0.81		(0.11)	0.00	$10.90
Year ended February 29, 2012[8]	$10.00	0.06	[5]	0.00	[9]	0.00	0.00	$10.06
Investor Class
Six months ended August 31, 2014 (unaudited)	$12.52	0.08		0.59		(0.06)	0.00	$13.13
Year ended February 28, 2014	$10.81	0.14		1.85		(0.13)	(0.15)	$12.52
Year ended February 28, 2013	$10.05	0.13		0.80		(0.17)	0.00	$10.81
Year ended February 29, 2012[8]	$10.00	0.06	[5]	(0.01)		0.00	0.00	$10.05

1.	Includes net expenses allocated from affiliated Master Portfolios in which the Fund invests.

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

3.	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s portfolio turnover rate.

4.	For the period from November 30, 2012 (commencement of class operations) to February 28, 2013

5.	Calculated based upon average shares outstanding

6.	For the period from June 28, 2013 (commencement of class operations) to February 28, 2014

7.	On June 1, 2013, Institutional Class was renamed Class R6.

8.	For the period from June 30, 2011 (commencement of class operations) to February 29, 2012

9.	Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

Financial highlights	Wells Fargo Advantage Dow Jones Target Date Funds	75

Ratio to average net assets (annualized)			Total return[2]	Portfolio turnover rate[3]	Net assets at end of period (000s omitted)
Net investment income[1]	Gross expenses[1]	Net expenses[1]

1.34%	1.08%	0.88%	5.36%	4%	$397
1.10%	1.19%	0.88%	18.69%	23%	$66
1.05%	1.44%	0.88%	7.39%	19%	$14

1.08%	1.38%	1.13%	5.26%	4%	$30
0.73%	1.48%	1.13%	15.66%	23%	$29

1.70%	0.75%	0.52%	5.55%	4%	$27,647
1.40%	0.86%	0.52%	19.06%	23%	$20,591
1.51%	1.09%	0.52%	7.51%	19%	$33

1.85%	0.60%	0.37%	5.63%	4%	$101,156
1.63%	0.75%	0.40%	19.18%	23%	$74,427
1.69%	1.17%	0.52%	9.90%	19%	$36,345
1.33%	4.06%	0.52%	0.80%	19%	$8,963

1.38%	0.92%	0.72%	5.48%	4%	$10,127
1.28%	1.05%	0.75%	18.70%	23%	$8,462
1.36%	1.45%	0.87%	9.52%	19%	$4,739
0.87%	2.14%	0.87%	0.60%	19%	$1,794

1.31%	1.14%	0.93%	5.35%	4%	$6,078
1.06%	1.27%	0.93%	18.62%	23%	$4,130
1.23%	1.64%	0.93%	9.52%	19%	$1,254
0.94%	6.32%	0.93%	0.50%	19%	$256

The accompanying notes are an integral part of these financial statements.

76	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements (unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following funds: Wells Fargo Advantage Dow Jones Target Today Fund (“Target Today Fund”), Wells Fargo Advantage Dow Jones Target 2010 Fund (“Target 2010 Fund”), Wells Fargo Advantage Dow Jones Target 2015 Fund (“Target 2015 Fund” ), Wells Fargo Advantage Dow Jones Target 2020 Fund (“Target 2020 Fund”), Wells Fargo Advantage Dow Jones Target 2025 Fund (“Target 2025 Fund”), Wells Fargo Advantage Dow Jones Target 2030 Fund (“Target 2030 Fund”), Wells Fargo Advantage Dow Jones Target 2035 Fund (“Target 2035 Fund”), Wells Fargo Advantage Dow Jones Target 2040 Fund (“Target 2040 Fund”), Wells Fargo Advantage Dow Jones Target 2045 Fund (“Target 2045 Fund”), Wells Fargo Advantage Dow Jones Target 2050 Fund (“Target 2050 Fund”), and Wells Fargo Advantage Dow Jones Target 2055 Fund (“Target 2055 Fund” ) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.

The Funds each seek to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities, and a Fund investing in an affiliated Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the affiliated Master Portfolios as partnership investments and records on a daily basis its share of the affiliated Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of the affiliated Master Portfolios for the six months ended August 31, 2014 are included in this report and should be read in conjunction with each Fund’s financial statements. As of August 31, 2014, the Funds own the following percentages of the affiliated Master Portfolios:

	Target Today Fund	Target 2010 Fund	Target 2015 Fund	Target 2020 Fund	Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund	Target 2050 Fund	Target 2055 Fund
Wells Fargo Advantage Diversified Fixed Income Portfolio	10%	9%	11%	27%	17%	15%	5%	4%	1%	1%	0	%*
Wells Fargo Advantage Diversified Stock Portfolio	1	1	3	12	13	20	10	19	7	13	1
Wells Fargo Advantage Short-Term Investment Portfolio	9	4	5	17	14	17	8	13	4	8	1

*	The amount owned is less than 1%.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily. Securities held in the affiliated Master Portfolios are valued as discussed in the Notes to Financial Statements of the affiliated Master Portfolios, which are included elsewhere in this report.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis in each affiliated Master Portfolio. Realized gains or losses in each affiliated Master Portfolio are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method by each affiliated Master Portfolio. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Notes to financial statements (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	77

Dividend income in each affiliated Master Portfolio is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the affiliated Master Portfolio is informed of the ex-dividend date.

Income from foreign securities in each affiliated Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Each Fund records daily its proportionate share of each affiliated Master Portfolio’s interest and dividend income and realized and unrealized gains or losses.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with federal income tax regulations, which may differ in amount or character from net investment income and realized gains recognized for purposes of U.S. generally accepted accounting principles.

Federal and other taxes

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed each Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Class allocations

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2014, each Fund’s investments in an affiliated Master Portfolio carried at fair value were designated as Level 2 inputs. Further details on the investments of the affiliated Master Portfolios can be found in the Portfolio of Investments or Summary Portfolio of Investments of each affiliated Master Portfolio which is contained elsewhere in this report.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended August 31, 2014, the Funds did not have any transfers into/out of Level 1, Level 2, or Level 3.

78	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements (unaudited)

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fees

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Funds.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.25% and declining to 0.17% as the average daily net assets of each Fund increase. Prior to July 1, 2014, Funds Management received an annual advisory fee which started at 0.25% and declined to 0.19% as the average daily net assets of each Fund increased. For the six months ended August 31, 2014, the advisory fee was equivalent to an annual rate for each Fund as follows:

Advisory fee
Target Today Fund	0.24%
Target 2010 Fund	0.24
Target 2015 Fund	0.24
Target 2020 Fund	0.22
Target 2025 Fund	0.22
Target 2030 Fund	0.22
Target 2035 Fund	0.23
Target 2040 Fund	0.22
Target 2045 Fund	0.24
Target 2050 Fund	0.23
Target 2055 Fund	0.25

Funds Management also serves as the adviser to each affiliated Master Portfolio and is entitled to receive a fee from each affiliated Master Portfolio for those services.

Funds Management has retained the services of a subadviser to provide daily portfolio management to the Funds. The fees for subadvisory services are borne by Funds Management. Global Index Advisors, Inc. is the subadviser to each Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.06% and declining to 0.04% as the average daily net assets of each Fund increase.

Administration fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from each Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of each Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class level administration fee
Class A, Class B, Class C, Class R	0.26%
Class R4	0.08
Class R6	0.03
Administrator Class	0.10
Investor Class	0.32

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Funds. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class

Notes to financial statements (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	79

specific expenses. Funds Management has committed through June 30, 2015 to waive fees and/or reimburse expenses to the extent necessary to cap each Fund’s expenses as follows:

	Class A	Class B	Class C	Class R	Class R4	Class R6	Administrator Class	Investor Class
Target Today Fund	0.81%	1.56%	1.56%	1.06%	0.45%	0.30%	0.65%	0.86%
Target 2010 Fund	0.83	1.58	1.58	1.08	0.47	0.32	0.67	0.88
Target 2015 Fund	0.84	N/A	N/A	1.09	0.48	0.33	0.68	0.89
Target 2020 Fund	0.86	1.61	1.61	1.11	0.50	0.35	0.70	0.91
Target 2025 Fund	0.86	N/A	N/A	1.11	0.50	0.35	0.70	0.91
Target 2030 Fund	0.87	1.62	1.62	1.12	0.51	0.36	0.71	0.92
Target 2035 Fund	0.88	N/A	N/A	1.13	0.52	0.37	0.72	0.93
Target 2040 Fund	0.88	1.63	1.63	1.13	0.52	0.37	0.72	0.93
Target 2045 Fund	0.88	N/A	N/A	1.13	0.52	0.37	0.72	0.93
Target 2050 Fund	0.88	N/A	1.63	1.13	0.52	0.37	0.72	0.93
Target 2055 Fund	0.88	N/A	N/A	1.13	0.52	0.37	0.72	0.93

After June 30, 2015, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Distribution fees

The Trust has adopted a Distribution Plan for Class B, Class C, and Class R shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B, Class C, and Class R shares and paid to Wells Fargo Funds Distributor, LLC (“Funds Distributor”), the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Class R shares.

In addition, Funds Distributor is entitled to receive the front-end sales charges from purchases of Class A shares and the contingent deferred sales charges from redemptions of Class A, Class B, and Class C shares. For the six months ended August 31, 2014, Funds Distributor received the following amounts in front-end sales charges and contingent deferred sales charges.

	Front-end sales charges Class A	Contingent deferred sales charges
		Class B	Class C
Target Today Fund	$513	$0	$0
Target 2010 Fund	111	0	0
Target 2015 Fund	612	N/A	N/A
Target 2020 Fund	1,077	0	0
Target 2025 Fund	1,697	N/A	N/A
Target 2030 Fund	3,075	0	48
Target 2035 Fund	862	N/A	N/A
Target 2040 Fund	1,761	0	0
Target 2045 Fund	831	N/A	N/A
Target 2050 Fund	3,117	N/A	15
Target 2055 Fund	392	N/A	N/A

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Class R, Administrator Class, and Investor Class of each applicable Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Class R4 is charged a fee at an annual rate of 0.10% of its average daily net assets.

80	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements (unaudited)

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended August 31, 2014 were as follows:

	Purchases at cost*		Sales proceeds*
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
Target Today Fund	$148,338,015	$43,350,657	$108,253,040	$19,385,100
Target 2010 Fund	125,864,469	37,363,653	91,852,459	17,123,636
Target 2015 Fund	157,635,680	49,230,618	115,038,223	24,278,717
Target 2020 Fund	401,969,791	138,400,319	293,346,598	76,870,813
Target 2025 Fund	255,506,550	101,369,243	186,461,717	64,443,661
Target 2030 Fund	227,534,526	111,224,242	166,048,496	81,758,128
Target 2035 Fund	67,048,518	44,515,938	48,930,181	37,747,785
Target 2040 Fund	62,737,538	63,804,234	45,784,146	61,083,584
Target 2045 Fund	12,649,692	20,566,354	9,231,400	21,273,778
Target 2050 Fund	19,317,827	36,789,012	14,097,624	38,746,944
Target 2055 Fund	1,989,765	3,789,322	1,452,076	3,990,992

*	Each Fund seeks to achieve its investment objective by investing all of its investable assets in multiple affiliated Master Portfolios. Purchases and sales have been calculated by aggregating the results of multiplying each Fund’s ownership percentage of the respective affiliated Master Portfolio by the corresponding affiliated Master Portfolio’s purchases and sales.

6. BANK BORROWINGS

Each Fund and certain funds in the Trust are party to a $25,000,000 revolving credit agreement with the Bank of New York Mellon, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.15% of the unused balance is allocated to each participating fund. For the six months ended August 31, 2014, the Funds paid the following amounts in commitment fees:

Commitment fee
Target Today Fund	$994
Target 2010 Fund	882
Target 2015 Fund	1,172
Target 2020 Fund	3,553
Target 2025 Fund	3,872
Target 2030 Fund	4,729
Target 2035 Fund	2,156
Target 2040 Fund	3,409
Target 2045 Fund	1,172
Target 2050 Fund	2,109
Target 2055 Fund	192

For the six months ended August 31, 2014, there were no borrowings by the Funds under the agreement.

Notes to financial statements (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	81

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

8. SUBSEQUENT DISTRIBUTIONS

On September 24, 2014, the Funds declared distributions from net investment income to shareholders of record on September 23, 2014. The per share amounts payable on September 25, 2014 were as follows:

Net investment income	Target 2015 Fund	Target 2020 Fund	Target 2025 Fund	Target 2030 Fund	Target 2035 Fund	Target 2040 Fund	Target 2045 Fund	Target 2050 Fund	Target 2055 Fund
Class A	$0.04143	$0.05154	$0.03582	$0.05050	$0.03548	$0.05321	$0.03431	$0.03126	$0.03400
Class B	N/A	0.02008	N/A	0.01235	N/A	0.00511	N/A	N/A	N/A
Class C	N/A	0.02397	N/A	0.02107	N/A	0.02028	N/A	0.01152	N/A
Class R	0.03100	0.04348	0.02736	0.04421	0.02466	0.04362	0.02353	0.02291	0.02514
Class R4	0.04702	0.06557	0.04363	0.06627	0.04203	0.07113	0.04158	0.03944	0.04362
Class R6	0.05105	0.07150	0.04777	0.07278	0.04636	0.07861	0.04604	0.04368	0.04830
Administrator Class	0.04164	0.05762	0.03831	0.05753	0.03639	0.06097	0.03568	0.03389	0.03739
Investor Class	0.03568	0.04959	0.03257	0.04861	0.03024	0.05093	0.02933	0.02789	0.03146

These distributions are not reflected in the accompanying financial statements. The final determination of the source of all distributions is subject to change and made after the tax year-end of each Fund.

82	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2014 (unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

The Summary Portfolio of Investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by accessing the following website:

http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/semi/holdings/diversifiedfixedincome.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on the Form N-CSRS, is also available on the SEC’s website at sec.gov.

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Agency Securities: 27.93%
FHLB	0.38-6.00%	2-19-2016 to 11-1-2043	$152,596,737	$158,450,780	2.57%
FHLMC	0.50-6.75	9-10-2015 to 6-1-2044	244,518,026	259,130,183	4.13
FHLMC %%	2.50	9-1-2029	20,000,000	20,247,060	0.33
FHLMC	3.50	2-1-2042	13,546,326	13,929,034	0.22
FHLMC %%	3.50	9-1-2044	13,000,000	13,353,438	0.22
FHLMC %%	4.00	9-1-2044	20,000,000	21,146,484	0.34
FNMA	0.00-7.25	11-1-2014 to 7-1-2044	633,380,348	666,564,731	10.68
FNMA	3.00	8-1-2027	14,524,343	15,088,524	0.24
FNMA %%	3.00	9-1-2044	15,000,000	14,926,466	0.24
FNMA %%	3.50	9-1-2026	12,000,000	12,670,597	0.20
FNMA	3.50	9-1-2042	12,551,012	12,932,948	0.21
FNMA %%	3.50	9-1-2044	40,000,000	41,170,624	0.66
FNMA %%	4.00	9-1-2044	41,750,000	44,230,300	0.71
FNMA %%	4.50	9-1-2041	14,000,000	15,115,625	0.24
GNMA	3.00-7.00	11-15-2023 to 9-1-2044	343,490,280	365,170,546	5.89
GNMA	3.50	4-20-2043	18,602,849	19,369,847	0.31
GNMA %%	3.50	9-1-2044	25,000,000	25,987,313	0.42
GNMA	4.50	3-15-2039	10,797,003	11,744,036	0.19
Other securities				8,388,651	0.13

Total Agency Securities (Cost $1,706,740,562)				1,739,617,187	27.93

Corporate Bonds and Notes: 20.94%

Consumer Discretionary: 1.93%

Auto Components: 0.05%
Other securities				3,327,818	0.05

Automobiles: 0.03%
Other securities				1,611,696	0.03

Diversified Consumer Services: 0.04%
Other securities				2,573,542	0.04

Hotels, Restaurants & Leisure: 0.15%
Other securities				9,310,776	0.15

Household Durables: 0.04%
Other securities				2,197,907	0.04

Internet & Catalog Retail: 0.06%
Other securities				3,510,869	0.06

Leisure Products: 0.01%
Other securities				929,794	0.01

Media: 1.12%
Other securities				69,699,804	1.12

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	83

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name				Value	Percent of net assets

Multiline Retail: 0.16%
Other securities				$10,105,677	0.16%

Specialty Retail: 0.26%
Other securities				16,369,002	0.26

Textiles, Apparel & Luxury Goods: 0.01%
Other securities				817,395	0.01

Consumer Staples: 1.82%

Beverages: 0.50%
Other securities				31,089,862	0.50

Food & Staples Retailing: 0.50%
Other securities				31,317,121	0.50

Food Products: 0.42%
Other securities				25,768,624	0.42

Household Products: 0.12%
Other securities				7,600,050	0.12

Personal Products: 0.02%
Other securities				980,449	0.02

Tobacco: 0.26%
Other securities				16,298,325	0.26

Energy: 1.67%

Energy Equipment & Services: 0.14%
Other securities				8,475,457	0.14

Oil, Gas & Consumable Fuels: 1.53%
Other securities				95,505,074	1.53

	Interest rate	Maturity date	Principal

Financials: 7.15%

Banks: 2.03%
Wachovia Bank NA (l)	5.85%	2-1-2037	$1,000,000	1,263,090	0.02
Wachovia Bank NA (l)	6.60	1-15-2038	600,000	830,614	0.01
Wachovia Corporation (l)	5.50	8-1-2035	700,000	808,523	0.01
Wachovia Corporation (l)	5.63	10-15-2016	1,200,000	1,312,466	0.02
Wachovia Corporation (l)	5.75	6-15-2017	1,000,000	1,120,411	0.02
Wachovia Corporation (l)	5.75	2-1-2018	1,000,000	1,136,636	0.02
Wells Fargo & Company (l)	1.25	7-20-2016	1,250,000	1,259,985	0.02
Wells Fargo & Company (l)	1.50	1-16-2018	1,000,000	998,255	0.02
Wells Fargo & Company (l)	2.63	12-15-2016	1,000,000	1,037,110	0.02
Wells Fargo & Company (l)	3.45	2-13-2023	750,000	755,295	0.01
Wells Fargo & Company (l)	3.50	3-8-2022	1,000,000	1,041,738	0.02
Wells Fargo & Company (l)	3.68	6-15-2016	1,000,000	1,051,384	0.02
Wells Fargo & Company (l)	4.10	6-3-2026	1,000,000	1,025,008	0.02
Wells Fargo & Company (l)	4.13	8-15-2023	1,000,000	1,051,139	0.02

The accompanying notes are an integral part of these financial statements.

84	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2014 (unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Banks (continued)
Wells Fargo & Company (l)	4.60%	4-1-2021	$1,250,000	$1,395,925	0.02%
Wells Fargo & Company (l)	5.38	11-2-2043	1,000,000	1,139,161	0.02
Wells Fargo & Company (l)	5.61	1-15-2044	1,000,000	1,178,845	0.02
Wells Fargo & Company (l)	5.63	12-11-2017	1,500,000	1,695,932	0.03
Wells Fargo Bank NA (l)	5.95	8-26-2036	350,000	446,033	0.01
Wells Fargo Capital X (l)	5.95	12-1-2086	500,000	510,000	0.01
Other securities				105,049,750	1.67

				126,107,300	2.03

Capital Markets: 1.27%
Other securities				78,776,356	1.27

Consumer Finance: 0.92%
Other securities				57,374,106	0.92

Diversified Financial Services: 1.32%
Other securities				82,021,687	1.32

Insurance: 0.92%
Other securities				57,431,280	0.92

Real Estate Management & Development: 0.01%
Other securities				695,638	0.01

REITs: 0.66%
Other securities				41,262,298	0.66

Thrifts & Mortgage Finance: 0.02%
Other securities				1,343,044	0.02

Health Care: 1.82%

Biotechnology: 0.28%
Other securities				17,345,486	0.28

Health Care Equipment & Supplies: 0.20%
Other securities				12,568,389	0.20

Health Care Providers & Services: 0.50%
Other securities				31,418,383	0.50

Life Sciences Tools & Services: 0.07%
Other securities				4,387,459	0.07

Pharmaceuticals: 0.77%
Other securities				47,786,576	0.77

Industrials: 1.56%

Aerospace & Defense: 0.37%
Other securities				22,848,377	0.37

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	85

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Value	Percent of net assets

Air Freight & Logistics: 0.08%
Other securities	$5,391,956	0.08%

Airlines: 0.07%
Other securities	4,183,046	0.07

Building Products: 0.01%
Other securities	332,495	0.01

Commercial Services & Supplies: 0.16%
Other securities	9,899,005	0.16

Construction & Engineering: 0.01%
Other securities	776,181	0.01

Electrical Equipment: 0.09%
Other securities	5,672,240	0.09

Industrial Conglomerates: 0.20%
Other securities	12,630,046	0.20

Machinery: 0.22%
Other securities	13,629,135	0.22

Professional Services: 0.01%
Other securities	635,582	0.01

Road & Rail: 0.32%
Other securities	19,875,872	0.32

Trading Companies & Distributors: 0.02%
Other securities	1,268,750	0.02

Information Technology: 1.35%

Communications Equipment: 0.17%
Other securities	10,538,278	0.17

Electronic Equipment, Instruments & Components: 0.05%
Other securities	2,951,447	0.05

Internet Software & Services: 0.06%
Other securities	3,617,255	0.06

IT Services: 0.27%
Other securities	17,088,533	0.27

Semiconductors & Semiconductor Equipment: 0.13%
Other securities	8,404,691	0.13

Software: 0.35%
Other securities	21,550,874	0.35

The accompanying notes are an integral part of these financial statements.

86	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2014 (unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name				Value	Percent of net assets

Technology Hardware, Storage & Peripherals: 0.32%
Other securities				$20,127,201	0.32%

Materials: 0.76%

Chemicals: 0.43%
Other securities				26,748,842	0.43

Construction Materials: 0.00%
Other securities				142,484	0.00

Containers & Packaging: 0.01%
Other securities				379,711	0.01

Metals & Mining: 0.21%
Other securities				12,838,504	0.21

Paper & Forest Products: 0.11%
Other securities				6,986,755	0.11

Telecommunication Services: 1.01%

Diversified Telecommunication Services: 1.00%
Other securities				62,559,153	1.00

Wireless Telecommunication Services: 0.01%
Other securities				609,660	0.01

Utilities: 1.87%

Electric Utilities: 1.43%
Other securities				89,341,186	1.43

Gas Utilities: 0.10%
Other securities				6,356,441	0.10

Independent Power & Renewable Electricity Producers: 0.01%
Other securities				816,984	0.01

Multi-Utilities: 0.31%
Other securities				19,104,655	0.31

Water Utilities: 0.02%
Other securities				1,148,845	0.02

Total Corporate Bonds and Notes (Cost $1,215,487,401)				1,304,461,428	20.94

	Interest rate	Maturity date	Principal
Foreign Government Bonds @: 25.60%
Bundesrepublik Deutschland (EUR)	1.50-6.50%	1- 4-2016 to 8-15-2046	$62,955,000	100,886,209	1.62
France Government Bond (EUR)	0.25-8.50	10-25-2015 to 4-25-2060	94,300,000	148,816,384	2.38
Italy Buoni Poliennali del Tesoro (EUR)	1.50-9.00	11- 1-2015 to 9-1-2044	108,105,000	165,199,796	2.68
Japan Government Five Year Bond Series 066 (JPY)	0.40	9-20-2016	1,525,000,000	14,754,736	0.24
Japan Government Five Year Bond (JPY)	0.20-0.60	9- 20-2015 to 3-20-2019	8,019,000,000	77,450,116	1.24
Japan Government Ten Year Bond (JPY)	0.60-2.00	12-20-2015 to 3-20-2024	24,239,000,000	242,934,101	3.91
Japan Government Ten Year Bond Series 282 (JPY)	1.70	9-20-2016	1,745,000,000	17,329,077	0.28

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	87

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value	Percent of net assets

Foreign Government Bonds @ (continued)
Japan Government Ten Year Bond Series 305 (JPY)	1.30%	12-20-2019	$1,250,000,000	$12,723,281	0.20%
Japan Government Ten Year Bond Series 308 (JPY)	1.30	6-20-2020	1,158,000,000	11,836,297	0.19
Japan Government Ten Year Bond Series 312 (JPY)	1.20	12-20-2020	1,200,000,000	12,236,471	0.20
Japan Government Thirty Year Bond (JPY)	1.70-2.90	5-20-2030 to 3-20-2044	6,367,500,000	69,892,604	1.12
Japan Government Twenty Year Bond (JPY)	0.80-3.10	9-20-2017 to 6-20-2034	17,943,500,000	193,940,463	3.14
United Kingdom Gilt (GBP)	1.00-8.75	9- 7-2015 to 7-22-2068	102,700,000	195,312,839	3.13
Other securities				330,846,406	5.27

Total Foreign Government Bonds (Cost $1,592,576,107)				1,594,158,780	25.60

U.S. Treasury Securities: 23.38%
U.S. Treasury Bond	2.75-7.50	8-15-2023 to 8-15-2044	158,850,000	181,713,152	2.92
U.S. Treasury Note	0.25-9.13	9-15-2015 to 8-15-2024	650,900,000	669,995,783	10.76
U.S. Treasury Note	0.25	10-15-2015	15,000,000	15,014,070	0.24
U.S. Treasury Note	0.25	11-30-2015	34,000,000	34,021,250	0.55
U.S. Treasury Note	0.25	2-29-2016	15,000,000	14,988,870	0.24
U.S. Treasury Note	0.38	5-31-2016	13,000,000	12,993,396	0.21
U.S. Treasury Note	0.63	7-15-2016	25,000,000	25,080,162	0.40
U.S. Treasury Note	0.63	9-30-2017	24,000,000	23,711,256	0.38
U.S. Treasury Note	0.75	6-30-2017	15,000,000	14,934,375	0.24
U.S. Treasury Note	0.75	12-31-2017	14,000,000	13,822,816	0.22
U.S. Treasury Note	1.00	3-31-2017	12,000,000	12,062,808	0.19
U.S. Treasury Note	1.00	6-30-2019	25,000,000	24,273,450	0.39
U.S. Treasury Note	1.25	4-30-2019	12,000,000	11,827,500	0.19
U.S. Treasury Note	1.50	7-31-2016	15,000,000	15,287,700	0.25
U.S. Treasury Note	1.50	8-31-2018	12,000,000	12,051,564	0.19
U.S. Treasury Note	1.50	5-31-2019	25,000,000	24,888,675	0.40
U.S. Treasury Note	1.63	3-31-2019	20,000,000	20,057,820	0.32
U.S. Treasury Note	1.63	11-15-2022	12,500,000	11,964,850	0.19
U.S. Treasury Note	1.75	5-15-2023	12,500,000	12,002,925	0.19
U.S. Treasury Note	2.00	11-15-2021	16,000,000	15,926,256	0.26
U.S. Treasury Note	2.13	12-31-2015	24,000,000	24,597,192	0.40
U.S. Treasury Note	2.38	3-31-2016	22,500,000	23,213,678	0.37
U.S. Treasury Note	2.50	8-15-2023	14,250,000	14,521,634	0.23
U.S. Treasury Note	2.50	5-15-2024	13,000,000	13,186,875	0.21
U.S. Treasury Note	2.63	8-15-2020	12,000,000	12,514,692	0.20
U.S. Treasury Note	2.75	11-30-2016	24,000,000	25,132,512	0.40
U.S. Treasury Note	2.75	2-15-2019	16,950,000	17,842,519	0.29
U.S. Treasury Note	2.75	11-15-2023	15,500,000	16,094,565	0.26
U.S. Treasury Note	2.75	2-15-2024	25,000,000	25,933,600	0.42
U.S. Treasury Note	3.63	2-15-2020	38,000,000	41,740,644	0.67
U.S. Treasury Note	3.63	2-15-2021	20,000,000	22,056,240	0.35
U.S. Treasury Note	4.63	11-15-2016	25,000,000	27,179,700	0.44
U.S. Treasury Note	4.75	8-15-2017	23,000,000	25,528,206	0.41

Total U.S. Treasury Securities (Cost $1,423,396,502)				1,456,160,735	23.38

Yankee Corporate Bonds and Notes: 3.98%

Consumer Discretionary: 0.03%

Media: 0.03%
Other securities				1,998,816	0.03

The accompanying notes are an integral part of these financial statements.

88	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2014 (unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Value	Percent of net assets

Consumer Staples: 0.08%

Beverages: 0.08%
Other securities	$4,845,876	0.08%

Energy: 0.69%

Energy Equipment & Services: 0.03%
Other securities	1,838,653	0.03

Oil, Gas & Consumable Fuels: 0.66%
Other securities	41,074,283	0.66

Financials: 1.83%

Banks: 1.18%
Other securities	73,407,415	1.18

Capital Markets: 0.06%
Other securities	3,639,656	0.06

Diversified Financial Services: 0.53%
Other securities	33,115,236	0.53

Insurance: 0.06%
Other securities	3,730,692	0.06

Real Estate Management & Development: 0.00%
Other securities	137,723	0.00

Health Care: 0.19%

Biotechnology: 0.01%
Other securities	505,858	0.01

Health Care Equipment & Supplies: 0.03%
Other securities	1,725,092	0.03

Pharmaceuticals: 0.15%
Other securities	9,472,475	0.15

Industrials: 0.11%

Aerospace & Defense: 0.00%
Other securities	214,250	0.00

Industrial Conglomerates: 0.06%
Other securities	3,402,250	0.06

Machinery: 0.01%
Other securities	579,692	0.01

Road & Rail: 0.04%
Other securities	2,736,975	0.04

Information Technology: 0.06%

Communications Equipment: 0.01%
Other securities	419,947	0.01

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	89

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name			Value	Percent of net assets

Internet Software & Services: 0.02%
Other securities			$1,349,039	0.02%

Technology Hardware, Storage & Peripherals: 0.03%
Other securities			2,052,500	0.03

Materials: 0.45%

Chemicals: 0.09%
Other securities			5,474,265	0.09

Metals & Mining: 0.34%
Other securities			21,254,130	0.34

Paper & Forest Products: 0.02%
Other securities			929,855	0.02

Telecommunication Services: 0.52%

Diversified Telecommunication Services: 0.28%
Other securities			17,555,621	0.28

Wireless Telecommunication Services: 0.24%
Other securities			14,644,221	0.24

Utilities: 0.02%

Electric Utilities: 0.00%
Other securities			174,762	0.00

Independent Power & Renewable Electricity Producers: 0.01%
Other securities			321,391	0.01

Multi-Utilities: 0.01%
Other securities			549,909	0.01

Water Utilities: 0.00%
Other securities			275,717	0.00

Total Yankee Corporate Bonds and Notes (Cost $233,165,600)			247,426,299	3.98

Yankee Government Bonds: 0.03%
Other securities			1,999,000	0.03

Total Yankee Government Bonds (Cost $2,001,242)			1,999,000	0.03

	Yield	Shares
Short-Term Investments: 4.22%

Investment Companies: 4.22%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)##	0.07%	261,304,361	261,304,361	4.19
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)	0.11	1,719,240	1,719,240	0.03

Total Short-Term Investments (Cost $263,023,601)			263,023,601	4.22

The accompanying notes are an integral part of these financial statements.

90	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2014 (unaudited)

DIVERSIFIED FIXED INCOME PORTFOLIO

Security name	Value	Percent of net assets

Total investments in securities
(Cost $6,436,391,015) *	$6,606,847,030	106.08%
Other assets and liabilities, net	(378,389,854)	(6.08)

Total net assets	$6,228,457,176	100.00%

%%	The security is issued on a when-issued basis.

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

@	Foreign bond principal is denominated in the local currency of the issuer.

(u)	The rate represents the 7-day annualized yield at period end.

##	All or a portion of this security has been segregated for when-issued securities.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $6,437,953,907 and unrealized gains (losses) consists of:

Gross unrealized gains	$266,784,608
Gross unrealized losses	(97,891,485)

Net unrealized gains	$168,893,123

The following table shows the percent of total long-term investments by geographic location as of August 31, 2014 (unaudited):

United States	70.74%
Japan	10.72
United Kingdom	3.93
France	2.93
Italy	2.68
Germany	2.20
Canada	1.51
Spain	1.48
Netherlands	1.12
Other	2.69

100.00%

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	91

DIVERSIFIED STOCK PORTFOLIO

The Summary Portfolio of Investments shows the 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the total net assets as of the report date. The remaining securities held are grouped as “Other securities” in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by accessing the following website:

http://a584.g.akamai.net/f/584/1326/1d/www.wellsfargoadvantagefunds.com/pdf/semi/holdings/diversifiedstock.pdf or by calling Wells Fargo Advantage Funds at 1-800-222-8222. This complete schedule, filed on the Form N-CSRS, is also available on the SEC’s website at sec.gov.

Security name	Shares	Value	Percent of net assets

Common Stocks: 95.84%

Consumer Discretionary: 12.45%

Auto Components: 1.10%
Other securities		$109,695,049	1.10%

Automobiles: 1.34%
Toyota Motor Corporation	537,214	30,607,954	0.31
Other securities		102,646,538	1.03

		133,254,492	1.34

Distributors: 0.13%
Other securities		13,075,884	0.13

Diversified Consumer Services: 0.40%
Other securities		39,288,031	0.40

Hotels, Restaurants & Leisure: 2.01%
McDonald’s Corporation	214,414	20,094,880	0.20
Other securities		180,023,704	1.81

		200,118,584	2.01

Household Durables: 0.84%
Other securities		83,491,905	0.84

Internet & Catalog Retail: 0.95%
Amazon.com Incorporated †	81,027	27,471,394	0.28
Netflix Incorporated †	35,726	17,064,167	0.17
Other securities		50,459,315	0.50

		94,994,876	0.95

Leisure Products: 0.32%
Other securities		32,108,842	0.32

Media: 1.69%
Other securities		167,741,959	1.69

Multiline Retail: 0.44%
Other securities		44,234,790	0.44

Specialty Retail: 2.17%
The Home Depot Incorporated	297,430	27,809,705	0.28
Other securities		187,614,457	1.89

		215,424,162	2.17

Textiles, Apparel & Luxury Goods: 1.06%
Other securities		105,676,638	1.06

The accompanying notes are an integral part of these financial statements.

92	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2014 (unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Consumer Staples: 6.53%

Beverages: 1.41%
PepsiCo Incorporated	198,163	$18,328,096	0.19%
The Coca-Cola Company	481,166	20,074,246	0.20
Other securities		102,299,955	1.02

		140,702,297	1.41

Food & Staples Retailing: 1.41%
Other securities		139,981,356	1.41

Food Products: 2.03%
Nestle SA	284,669	22,093,204	0.22
Other securities		180,264,504	1.81

		202,357,708	2.03

Household Products: 0.74%
The Procter & Gamble Company	345,482	28,713,009	0.29
Other securities		44,558,267	0.45

		73,271,276	0.74

Personal Products: 0.28%
Other securities		27,819,154	0.28

Tobacco: 0.66%
Philip Morris International Incorporated	205,550	17,590,969	0.18
Other securities		48,373,510	0.48

		65,964,479	0.66

Energy: 7.22%

Energy Equipment & Services: 1.54%
Schlumberger Limited	283,405	31,072,524	0.31
Other securities		122,116,069	1.23

		153,188,593	1.54

Oil, Gas & Consumable Fuels: 5.68%
Chevron Corporation	243,123	31,472,272	0.32
Exxon Mobil Corporation	549,931	54,696,137	0.55
Other securities		479,284,727	4.81

		565,453,136	5.68

Financials: 20.90%

Banks: 8.09%
Bank of America Corporation	1,339,566	21,553,617	0.22
Citigroup Incorporated	397,069	20,508,614	0.21
Commonwealth Bank of Australia	299,797	22,769,229	0.23
HSBC Holdings plc	1,676,122	18,142,649	0.18
JPMorgan Chase & Company	483,177	28,724,873	0.29
Wells Fargo & Company (l)	612,220	31,492,597	0.32

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	93

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Banks (continued)
Westpac Banking Corporation	574,844	$18,812,122	0.19%
Other securities		642,964,774	6.45

		804,968,475	8.09

Capital Markets: 1.57%
Other securities		156,340,810	1.57

Consumer Finance: 0.28%
Other securities		28,003,833	0.28

Diversified Financial Services: 1.08%
Berkshire Hathaway Incorporated Class B †	230,000	31,567,500	0.32
Other securities		75,590,305	0.76

		107,157,805	1.08

Insurance: 3.99%
Other securities		396,792,057	3.99

Real Estate Management & Development: 0.96%
Other securities		95,547,545	0.96

REITs: 4.59%
American Realty Capital Properties Incorporated	1,928,485	25,378,863	0.26
Other securities		430,986,309	4.33

		456,365,172	4.59

Thrifts & Mortgage Finance: 0.34%
Other securities		34,291,114	0.34

Health Care: 9.46%

Biotechnology: 1.76%
Biogen Idec Incorporated †	51,407	17,634,657	0.18
Gilead Sciences Incorporated †	334,400	35,974,752	0.36
Incyte Corporation †	344,900	18,693,580	0.19
Other securities		103,043,015	1.03

		175,346,004	1.76

Health Care Equipment & Supplies: 1.30%
Other securities		129,729,218	1.30

Health Care Providers & Services: 1.93%
Other securities		191,433,002	1.93

Health Care Technology: 0.22%
Other securities		22,045,923	0.22

Life Sciences Tools & Services: 0.70%
Other securities		69,588,890	0.70

The accompanying notes are an integral part of these financial statements.

94	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2014 (unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Pharmaceuticals: 3.55%
Johnson & Johnson	361,776	$37,527,024	0.38%
Mallinckrodt plc †	245,073	19,971,007	0.20
Merck & Company Incorporated	372,358	22,382,439	0.23
Novartis AG	238,838	21,424,007	0.22
Pfizer Incorporated	813,155	23,898,625	0.24
Roche Holding AG Genusschein	61,846	18,034,066	0.18
Other securities		209,717,407	2.10

		352,954,575	3.55

Industrials: 12.79%

Aerospace & Defense: 1.58%
United Technologies Corporation	182,959	19,755,913	0.20
Other securities		137,576,239	1.38

		157,332,152	1.58

Air Freight & Logistics: 0.48%
Other securities		47,986,718	0.48

Airlines: 1.08%
American Airlines Group Incorporated	1,517,222	59,035,108	0.59
Other securities		48,034,061	0.49

		107,069,169	1.08

Building Products: 0.55%
Other securities		55,003,075	0.55

Commercial Services & Supplies: 1.06%
Other securities		105,092,518	1.06

Construction & Engineering: 0.52%
Other securities		51,960,757	0.52

Electrical Equipment: 1.08%
Other securities		107,736,811	1.08

Industrial Conglomerates: 0.95%
General Electric Company	1,281,407	33,290,954	0.34
Other securities		60,904,182	0.61

		94,195,136	0.95

Machinery: 2.61%
Other securities		259,961,828	2.61

Marine: 0.15%
Other securities		14,379,705	0.15

Professional Services: 0.46%
Other securities		45,165,031	0.46

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	95

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Road & Rail: 1.27%
Union Pacific Corporation	196,500	$20,685,555	0.21%
Other securities		106,036,062	1.06

		126,721,617	1.27

Trading Companies & Distributors: 0.83%
Other securities		82,854,547	0.83

Transportation Infrastructure: 0.17%
Other securities		17,257,708	0.17

Information Technology: 14.64%

Communications Equipment: 1.12%
QUALCOMM Incorporated	367,097	27,936,082	0.28
Other securities		83,617,262	0.84

		111,553,344	1.12

Electronic Equipment, Instruments & Components: 1.52%
Other securities		151,257,517	1.52

Internet Software & Services: 2.07%
Facebook Incorporated Class A †	373,953	27,979,163	0.28
Google Incorporated Class A †	61,742	35,956,071	0.36
Google Incorporated Class C †	61,704	35,270,006	0.35
Tencent Holdings Limited	1,262,725	20,610,798	0.21
Other securities		85,630,031	0.87

		205,446,069	2.07

IT Services: 2.30%
International Business Machines Corporation	207,346	39,872,636	0.40
Visa Incorporated	109,211	23,209,522	0.23
Other securities		165,950,830	1.67

		229,032,988	2.30

Semiconductors & Semiconductor Equipment: 3.06%
Intel Corporation	634,334	22,150,943	0.22
Samsung Electronics Company Limited	28,570	34,770,334	0.35
Taiwan Semiconductor Manufacturing Company Limited	4,332,298	17,972,431	0.18
Other securities		229,956,504	2.31

		304,850,212	3.06

Software: 2.22%
Microsoft Corporation	961,771	43,693,257	0.44
Other securities		176,858,487	1.78

		220,551,744	2.22

Technology Hardware, Storage & Peripherals: 2.35%
Apple Incorporated	1,318,416	135,137,640	1.36
Other securities		98,547,201	0.99

		233,684,841	2.35

The accompanying notes are an integral part of these financial statements.

96	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2014 (unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security name	Shares	Value	Percent of net assets

Materials: 5.52%

Chemicals: 2.61%
Other securities		$259,994,750	2.61%

Construction Materials: 0.45%
Other securities		44,469,004	0.45

Containers & Packaging: 0.37%
Other securities		36,695,102	0.37

Metals & Mining: 1.91%
BHP Billiton Limited	593,407	20,322,974	0.21
Other securities		170,378,006	1.70

		190,700,980	1.91

Paper & Forest Products: 0.18%
Other securities		17,614,649	0.18

Telecommunication Services: 2.43%

Diversified Telecommunication Services: 1.33%
AT&T Incorporated	661,498	23,125,970	0.23
Verizon Communications Incorporated	528,237	26,316,767	0.27
Other securities		82,704,940	0.83

		132,147,677	1.33

Wireless Telecommunication Services: 1.10%
Other securities		109,556,576	1.10

Utilities: 3.90%

Electric Utilities: 1.60%
Other securities		159,401,514	1.60

Gas Utilities: 0.73%
Other securities		71,999,647	0.73

Independent Power & Renewable Electricity Producers: 0.24%
Other securities		23,852,608	0.24

Multi-Utilities: 1.20%
Other securities		119,732,264	1.20

Water Utilities: 0.13%
Other securities		12,730,149	0.13

Total Common Stocks (Cost $6,669,047,680)		9,536,396,041	95.84

Preferred Stocks: 0.65%

Consumer Discretionary: 0.08%

Automobiles: 0.07%
Other securities		7,120,266	0.07

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	97

DIVERSIFIED STOCK PORTFOLIO

Security name	Value	Percent of net assets

Media: 0.00%
Other securities	$29,099	0.00%

Multiline Retail: 0.01%
Other securities	865,061	0.01

Consumer Staples: 0.03%

Beverages: 0.00%
Other securities	79,625	0.00

Food & Staples Retailing: 0.01%
Other securities	1,133,755	0.01

Household Products: 0.02%
Other securities	1,785,336	0.02

Energy: 0.12%

Oil, Gas & Consumable Fuels: 0.12%
Other securities	11,864,791	0.12

Financials: 0.25%

Banks: 0.25%
Other securities	25,177,765	0.25

Capital Markets: 0.00%
Other securities	46,422	0.00

Insurance: 0.00%
Other securities	927	0.00

Health Care: 0.00%

Life Sciences Tools & Services: 0.00%
Other securities	378	0.00

Information Technology: 0.05%

Semiconductors & Semiconductor Equipment: 0.05%
Other securities	5,266,236	0.05

Materials: 0.09%

Chemicals: 0.02%
Other securities	1,463,948	0.02

Metals & Mining: 0.07%
Other securities	7,113,610	0.07

Telecommunication Services: 0.01%

Diversified Telecommunication Services: 0.01%
Other securities	1,405,595	0.01

The accompanying notes are an integral part of these financial statements.

98	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2014 (unaudited)

DIVERSIFIED STOCK PORTFOLIO

Security name	Value	Percent of net assets

Utilities: 0.02%

Electric Utilities: 0.02%
Other securities	$1,432,391	0.02%

Multi-Utilities: 0.00%
Other securities	114,543	0.00

Total Preferred Stocks (Cost $60,752,699)	64,899,748	0.65

Rights: 0.00%

Consumer Staples: 0.00%

Food Products: 0.00%
Other securities	449	0.00

Energy: 0.00%

Oil, Gas & Consumable Fuels: 0.00%
Other securities	611	0.00

Financials: 0.00%

Banks: 0.00%
Other securities	113,303	0.00

Health Care: 0.00%

Biotechnology: 0.00%
Other securities	0	0.00

Information Technology: 0.00%

Software: 0.00%
Other securities	812	0.00

Total Rights (Cost $8,021)	115,175	0.00

Warrants: 0.00%

Consumer Discretionary: 0.00%

Automobiles: 0.00%
Other securities	68,603	0.00

Media: 0.00%
Other securities	453	0.00

Consumer Staples: 0.00%

Food Products: 0.00%
Other securities	2,252	0.00

Energy: 0.00%

Energy Equipment & Services: 0.00%
Other securities	4,744	0.00

The accompanying notes are an integral part of these financial statements.

Summary portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	99

DIVERSIFIED STOCK PORTFOLIO

Security name			Value	Percent of net assets

Oil, Gas & Consumable Fuels: 0.00%
Other securities			$794	0.00%

Financials: 0.00%

Real Estate Management & Development: 0.00%
Other securities			74,592	0.00

Health Care: 0.00%

Health Care Equipment & Supplies: 0.00%
Other securities			137	0.00

Industrials: 0.00%

Construction & Engineering: 0.00%
Other securities			8,944	0.00

Materials: 0.00%

Chemicals: 0.00%
Other securities			0	0.00

Metals & Mining: 0.00%
Other securities			7	0.00

Utilities: 0.00%

Water Utilities: 0.00%
Other securities			1,021	0.00

Total Warrants (Cost $140,398)			161,547	0.00

	Yield	Shares
Short-Term Investments: 5.17%

Investment Companies: 5.17%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.07%	280,013,775	280,013,775	2.82
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)	0.11	233,979,502	233,979,502	2.35

Total Short-Term Investments (Cost $513,993,277)			513,993,277	5.17

Total investments in securities (Cost $7,243,942,075) *			10,115,565,788	101.66
Other assets and liabilities, net			(165,620,090)	(1.66)

Total net assets			$9,949,945,698	100.00%

The accompanying notes are an integral part of these financial statements.

100	Wells Fargo Advantage Dow Jones Target Date Funds	Summary portfolio of investments—August 31, 2014 (unaudited)

DIVERSIFIED STOCK PORTFOLIO

†	Non-income-earning security

(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.

(u)	The rate represents the 7-day annualized yield at period end.

(r)	The investment is a non-registered investment vehicle purchased with cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $7,309,245,558 and unrealized gains (losses) consists of:

Gross unrealized gains	$3,138,047,515
Gross unrealized losses	(331,727,285)

Net unrealized gains	$2,806,320,230

The following table shows percent of total long-term investments by geographic locations as of August 31, 2014 (unaudited):

United States	64.61%
Japan	7.03
United Kingdom	3.14
Australia	2.27
South Korea	1.86
Canada	1.68
China	1.56
Switzerland	1.38
Taiwan	1.35
France	1.31
Germany	1.16
Brazil	1.09
Bermuda	1.08
Ireland	1.04
Other	9.44

100.00%

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	101

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit: 38.64%
Abbey National Treasury Services plc	0.09%	9-2-2014	$14,000,000	$14,000,000
Abbey National Treasury Services plc ±	0.31	3-4-2015	5,000,000	4,999,500
Agricultural Bank of China	0.26	9-8-2014	6,000,000	5,999,820
Banco del Estado de Chile	0.23	9-5-2014	2,000,000	2,000,020
Banco del Estado de Chile ±	0.30	12-10-2014	2,000,000	2,000,120
Bank of Montreal	0.17	9-5-2014	2,000,000	2,000,020
Bank of Montreal	0.17	10-2-2014	2,000,000	2,000,080
Bank of Montreal	0.18	9-17-2014	3,000,000	3,000,120
Bank of Montreal	0.18	10-14-2014	2,000,000	2,000,120
Bank of Montreal	0.18	10-15-2014	1,000,000	1,000,070
Bank of Montreal	0.18	11-20-2014	1,000,000	1,000,070
Bank of Montreal ±	0.95	12-22-2014	2,000,000	2,004,780
Bank of Nova Scotia ±	0.24	3-4-2015	3,000,000	3,000,030
Bank of Nova Scotia ±	0.24	12-17-2014	2,000,000	2,000,200
Bank of Nova Scotia ±	0.24	6-29-2015	3,000,000	2,999,490
Bank of Nova Scotia	0.42	2-19-2015	1,000,000	1,000,930
Bank of Tokyo-Mitsubishi LLC	0.11	9-3-2014	3,000,000	2,999,970
Barclays Bank (Grand Cayman)	0.08	9-2-2014	8,000,000	8,000,000
China Construction Bank Corporation	0.22	9-3-2014	2,000,000	1,999,960
China Construction Bank Corporation ±	0.41	3-25-2015	4,000,000	4,000,000
Commonwealth Bank of Australia	0.22	12-29-2014	2,000,000	2,000,280
Cooperatieve Centrale ±	0.28	2-3-2015	2,000,000	2,000,020
Cooperatieve Centrale ±	0.28	4-13-2015	2,000,000	1,999,740
Cooperatieve Centrale ±	0.29	2-27-2015	2,000,000	2,000,480
Credit Agricole	0.09	9-2-2014	14,000,000	14,000,000
Credit Industriel et Commercial (New York)	0.10	9-2-2014	9,000,000	9,000,000
Credit Industriel et Commercial (New York)	0.13	9-4-2014	10,000,000	10,000,000
DG Bank (New York)	0.20	11-26-2014	2,000,000	1,999,860
DNB Nor Bank ASA	0.05	9-2-2014	5,000,000	5,000,000
DNB Nor Bank ASA	0.07	9-2-2014	13,000,000	13,000,000
KBC Bank	0.13	9-2-2014	8,000,000	8,000,000
KBC Bank	0.13	9-5-2014	3,000,000	2,999,983
Mitsubishi UFJ Trust & Banking Corporation	0.20	10-1-2014	2,000,000	2,000,040
Mitsubishi UFJ Trust & Banking Corporation	0.20	10-2-2014	2,000,000	2,000,040
Mitsubishi UFJ Trust & Banking Corporation	0.21	11-6-2014	3,000,000	2,999,940
Mitsubishi UFJ Trust & Banking Corporation	0.21	11-13-2014	1,000,000	999,980
Mitsubishi UFJ Trust & Banking Corporation	0.21	11-25-2014	1,000,000	999,980
Mitsubishi UFJ Trust & Banking Corporation 144A(z)	0.21	11-7-2014	3,000,000	2,998,860
Mizuho Bank Limited	0.15	9-25-2014	2,000,000	1,999,960
Mizuho Bank Limited	0.15	9-26-2014	1,000,000	999,980
Mizuho Bank Limited	0.20	9-5-2014	4,000,000	4,000,000
Mizuho Bank Limited	0.20	10-28-2014	3,000,000	3,000,000
Mizuho Bank Limited	0.21	11-26-2014	2,000,000	1,999,960
National Bank of Kuwait	0.11	9-2-2014	6,000,000	6,000,000
Nordea Bank plc	0.20	9-29-2014	6,000,000	6,000,540
Nordea Bank plc	0.06	9-2-2014	11,000,000	11,000,000
Nordea Bank plc	0.18	11-3-2014	2,000,000	2,000,080
Norinchukin Bank	0.20	9-5-2014	2,000,000	2,000,020
Norinchukin Bank	0.20	9-29-2014	3,000,000	3,000,090
Norinchukin Bank	0.20	10-3-2014	2,000,000	2,000,040

The accompanying notes are an integral part of these financial statements.

102	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of investments—August 31, 2014 (unaudited)

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Certificates of Deposit (continued)
Norinchukin Bank	0.20%	10-31-2014	$2,000,000	$2,000,060
Norinchukin Bank	0.20	11-13-2014	1,000,000	999,940
Norinchukin Bank	0.21	11-26-2014	2,000,000	1,999,900
Royal Bank of Canada ±	0.26	10-17-2014	2,000,000	2,000,160
Skandinaviska Enskilda Banken AG	0.05	9-2-2014	6,000,000	6,000,000
Societe Generale ±	0.28	10-31-2014	2,000,000	1,999,940
Societe Generale ±	0.37	9-12-2014	2,000,000	2,000,020
Standard Chartered Bank	0.18	10-28-2014	3,000,000	3,000,090
Standard Chartered Bank	0.22	10-16-2014	2,000,000	2,000,160
Standard Chartered Bank	0.24	11-3-2014	1,000,000	1,000,110
Standard Chartered Bank	0.28	12-29-2014	2,000,000	2,000,400
Sumitomo Mitsui Banking Corporation ±	0.22	9-19-2014	2,000,000	2,000,040
Sumitomo Mitsui Banking Corporation	0.22	11-7-2014	1,000,000	1,000,000
Sumitomo Trust & Banking Company	0.21	9-2-2014	1,000,000	1,000,000
Svenska Handlesbanken	0.05	9-2-2014	5,000,000	5,000,000
Swedbank	0.05	9-2-2014	6,000,000	6,000,000
Swedbank	0.06	9-2-2014	8,000,000	8,000,000
Swedbank	0.18	10-9-2014	2,000,000	2,000,060
Swedbank	0.20	11-10-2014	2,000,000	2,000,120
Swedbank (z)	0.22	12-22-2014	1,000,000	999,400
Toronto-Dominion Bank	0.16	9-8-2014	2,000,000	2,000,020
Toronto-Dominion Bank	0.17	11-20-2014	1,000,000	1,000,020
Toronto-Dominion Bank ±	0.22	12-19-2014	2,000,000	2,000,060
Toronto-Dominion Bank ±	0.23	6-16-2015	3,000,000	2,999,520
Toronto-Dominion Bank ±	0.23	4-15-2015	3,000,000	2,999,610
Toronto-Dominion Bank ±	0.24	2-6-2015	4,000,000	3,999,680
Westpac Banking Corporation ±	0.23	2-18-2015	2,000,000	2,000,020

Total Certificates of Deposit (Cost $266,004,262)				266,004,503

Commercial Paper: 48.79%
Anglesea Funding LLC 144A(z)(p)	0.15	9-3-2014	2,000,000	1,999,960
Anglesea Funding LLC 144A±(p)	0.29	11-13-2014	2,000,000	1,999,920
Antalis US Funding Corporation 144A(z)(p)	0.25	9-30-2014	3,000,000	2,999,580
ANZ New Zealand International Limited 144A±	0.23	9-16-2014	1,000,000	1,000,020
ASB Finance Limited 144A±	0.23	4-29-2015	1,000,000	999,937
Aspen Funding Corporation 144A(z)	0.20	9-2-2014	2,000,000	1,999,960
Aspen Funding Corporation 144A(z)	0.22	9-3-2014	1,000,000	999,970
Atlantic Asset Securitization LLC 144A(z)	0.20	9-10-2014	1,000,000	999,960
Australia & New Zealand Banking Group 144A±	0.23	11-18-2014	1,000,000	1,000,080
Banco de Credito e Inversiones 144A(z)	0.42	10-27-2014	1,000,000	999,480
Banco del Estado de Chile 144A(z)	0.27	9-3-2014	1,000,000	999,990
Banco del Estado de Chile 144A(z)	0.27	9-10-2014	1,000,000	999,960
Banco del Estado de Chile 144A(z)	0.27	9-15-2014	1,000,000	999,950
Banco del Estado de Chile 144A(z)	0.28	9-26-2014	1,000,000	999,900
Banco del Estado de Chile 144A(z)	0.30	10-8-2014	1,000,000	999,840
Banco Santander Chile 144A(z)	0.32	9-12-2014	1,000,000	999,960
Bedford Row Funding Corporation 144A±	0.24	12-5-2014	1,000,000	1,000,030
Bedford Row Funding Corporation 144A±	0.25	4-24-2015	2,000,000	1,999,700
Bedford Row Funding Corporation 144A±	0.25	1-9-2015	1,000,000	1,000,040

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	103

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Commercial Paper (continued)
Bennington Sark Capital Company 144A±	0.37%	5-6-2015	$2,000,000	$1,999,720
Caisse Centrale Desjardins du Quebec 144A(z)	0.11	9-5-2014	2,000,000	1,999,961
Caisse Centrale Desjardins du Quebec 144A(z)	0.16	9-8-2014	1,000,000	999,970
Caisse Centrale Desjardins du Quebec 144A(z)	0.18	9-26-2014	3,000,000	2,999,700
Caisse Centrale Desjardins du Quebec 144A(z)	0.18	9-29-2014	2,000,000	1,999,780
Caisse Centrale Desjardins du Quebec 144A(z)	0.18	9-30-2014	1,000,000	999,880
Caisse Centrale Desjardins du Quebec 144A(z)	0.18	10-6-2014	1,000,000	999,850
Caisse Centrale Desjardins du Quebec 144A(z)	0.18	10-9-2014	2,000,000	1,999,660
Caisse Centrale Desjardins du Quebec 144A(z)	0.20	10-30-2014	1,000,000	999,710
Caisse Centrale Desjardins du Quebec 144A±	0.25	10-23-2014	2,000,000	2,000,100
Caisse Des Depots et Consignations 144A(z)	0.16	9-26-2014	2,000,000	1,999,820
Caisse Des Depots et Consignations 144A(z)	0.17	11-17-2014	4,000,000	3,998,480
Caisse Des Depots et Consignations 144A(z)	0.17	10-6-2014	2,000,000	1,999,720
Caisse Des Depots et Consignations 144A(z)	0.18	10-17-2014	3,000,000	2,999,400
Caisse Des Depots et Consignations 144A(z)	0.18	10-20-2014	2,000,000	1,999,560
Caisse Des Depots et Consignations 144A(z)	0.20	12-19-2014	1,000,000	999,420
Caisse Des Depots et Consignations 144A(z)	0.20	12-22-2014	2,000,000	1,998,800
CDP Financial Incorporated 144A(z)	0.15	9-8-2014	2,000,000	1,999,940
CDP Financial Incorporated 144A(z)	0.15	9-16-2014	2,000,000	1,999,900
CDP Financial Incorporated 144A(z)	0.15	11-19-2014	1,000,000	999,570
CDP Financial Incorporated 144A(z)	0.19	11-3-2014	3,000,000	2,999,070
China International Marine Containers Group (z)	0.38	9-3-2014	3,000,000	2,999,970
China International Marine Containers Group (z)	0.38	9-10-2014	2,000,000	1,999,920
China International Marine Containers Group (z)	0.38	9-12-2014	1,000,000	999,960
China Shipping Container Lines (z)	0.38	9-12-2014	1,000,000	999,958
CNPC Finance 144A(z)	0.38	9-3-2014	1,000,000	999,990
CNPC Finance 144A(z)	0.38	9-9-2014	2,000,000	1,999,940
CNPC Finance 144A(z)	0.38	9-10-2014	1,000,000	999,960
CNPC Finance 144A(z)	0.38	9-15-2014	2,000,000	1,999,900
CNPC Finance 144A(z)	0.38	9-22-2014	1,000,000	999,920
CNPC Finance 144A(z)	0.38	9-26-2014	1,000,000	999,900
COFCO Capital Corporation (z)	0.16	9-2-2014	1,000,000	999,990
COFCO Capital Corporation (z)	0.16	9-9-2014	1,000,000	999,960
Collateralized Commercial Paper Company LLC 144A(z)	0.41	2-27-2015	1,000,000	998,530
Commonwealth Bank of Australia 144A±	0.24	5-22-2015	2,000,000	1,999,700
Commonwealth Bank of Australia 144A±	0.24	5-20-2015	2,000,000	1,999,720
Commonwealth Bank of Australia 144A±	0.24	7-2-2015	1,000,000	999,830
Commonwealth Bank of Australia 144A±	0.24	6-18-2015	4,000,000	3,999,680
Concord Minutemen Capital Company 144A(z)(p)	0.21	9-3-2014	1,000,000	999,980
Concord Minutemen Capital Company 144A(z)(p)	0.21	9-8-2014	4,000,000	3,999,800
Concord Minutemen Capital Company 144A(z)(p)	0.21	9-10-2014	2,000,000	1,999,880
Concord Minutemen Capital Company 144A(z)(p)	0.21	10-3-2014	1,000,000	999,790
Concord Minutemen Capital Company 144A(z)(p)	0.21	10-7-2014	2,000,000	1,999,520
Concord Minutemen Capital Company 144A(z)(p)	0.21	10-9-2014	2,000,000	1,999,480
Concord Minutemen Capital Company 144A(z)(p)	0.21	10-14-2014	1,000,000	999,710
CPPIB Capital Incorporated 144A(z)	0.14	11-12-2014	2,000,000	1,999,300
CPPIB Capital Incorporated 144A(z)	0.14	11-24-2014	4,000,000	3,998,279
Crown Point Capital Company LLC 144A(z)(p)	0.21	9-3-2014	1,000,000	999,980
Crown Point Capital Company LLC 144A(z)(p)	0.21	9-4-2014	2,000,000	1,999,960
Crown Point Capital Company LLC 144A(z)(p)	0.21	9-10-2014	2,000,000	1,999,900

The accompanying notes are an integral part of these financial statements.

104	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of investments—August 31, 2014 (unaudited)

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Commercial Paper (continued)
Crown Point Capital Company LLC 144A(z)(p)	0.21%	9-11-2014	$4,000,000	$3,999,800
Crown Point Capital Company LLC 144A(z)(p)	0.21	9-15-2014	2,000,000	1,999,860
Crown Point Capital Company LLC 144A(z)(p)	0.21	10-7-2014	1,000,000	999,820
Crown Point Capital Company LLC 144A(z)(p)	0.21	10-14-2014	1,000,000	999,780
DBS Bank Limited 144A(z)	0.22	12-10-2014	1,000,000	999,490
DBS Bank Limited 144A(z)	0.22	12-9-2014	3,000,000	2,998,500
Erste Abwicklungsanstalt 144A(z)	0.17	10-14-2014	1,000,000	999,810
Gotham Funding Corporation 144A(z)(p)	0.11	9-2-2014	1,000,000	999,985
Gotham Funding Corporation 144A(z)(p)	0.17	9-4-2014	1,000,000	999,980
Gotham Funding Corporation 144A(z)(p)	0.17	9-8-2014	1,000,000	999,960
Gotham Funding Corporation 144A(z)(p)	0.17	9-10-2014	2,000,000	1,999,900
Gotham Funding Corporation 144A(z)(p)	0.17	9-18-2014	1,000,000	999,920
Gotham Funding Corporation 144A(z)(p)	0.17	10-1-2014	1,000,000	999,850
Gotham Funding Corporation 144A(z)(p)	0.17	10-2-2014	1,000,000	999,846
Hannover Funding Company LLC 144A(z)(p)	0.16	9-11-2014	1,000,000	999,950
Hannover Funding Company LLC 144A(z)(p)	0.16	9-18-2014	2,000,000	1,999,840
Hannover Funding Company LLC 144A(z)(p)	0.16	9-19-2014	1,000,000	999,910
Hannover Funding Company LLC 144A(z)(p)	0.21	11-12-2014	1,000,000	999,580
HSBC Bank plc 144A±	0.25	10-2-2014	2,000,000	2,000,040
Institutional Secured Funding LLC 144A(z)(p)	0.21	9-2-2014	1,000,000	999,989
Institutional Secured Funding LLC 144A(z)(p)	0.38	10-3-2014	2,000,000	1,999,740
Institutional Secured Funding LLC 144A(z)(p)	0.39	9-8-2014	1,000,000	999,970
JPMorgan Securities Incorporated 144A±	0.33	9-10-2014	2,000,000	2,000,040
Kells Funding LLC 144A±(p)	0.23	12-11-2014	1,000,000	1,000,010
Kells Funding LLC 144A±(p)	0.23	12-12-2014	2,000,000	2,000,020
Kells Funding LLC 144A±(p)	0.23	10-28-2014	2,000,000	2,000,100
Kells Funding LLC 144A±(p)	0.23	10-8-2014	1,000,000	1,000,040
Kells Funding LLC 144A±(p)	0.23	10-20-2014	1,000,000	1,000,050
Kells Funding LLC 144A±(p)	0.24	10-10-2014	1,000,000	1,000,040
Kells Funding LLC 144A±(p)	0.24	5-15-2015	3,000,000	2,999,580
Kells Funding LLC 144A±(p)	0.25	2-5-2015	1,000,000	999,970
Lexington Parker Capital Company LLC 144A(z)(p)	0.21	9-3-2014	3,000,000	2,999,940
Lexington Parker Capital Company LLC 144A(z)(p)	0.21	9-9-2014	2,000,000	1,999,920
Lexington Parker Capital Company LLC 144A(z)(p)	0.21	9-10-2014	1,000,000	999,950
Lexington Parker Capital Company LLC 144A(z)(p)	0.21	9-11-2014	2,000,000	1,999,900
Lexington Parker Capital Company LLC 144A(z)(p)	0.21	9-15-2014	1,000,000	999,930
Lexington Parker Capital Company LLC 144A(z)(p)	0.21	10-9-2014	2,000,000	1,999,620
Liberty Street Funding LLC 144A(z)(p)	0.15	9-2-2014	1,000,000	999,990
Liberty Street Funding LLC 144A(z)(p)	0.15	9-4-2014	1,000,000	999,980
Liberty Street Funding LLC 144A(z)(p)	0.15	9-8-2014	1,000,000	999,960
Liberty Street Funding LLC 144A(z)(p)	0.15	9-19-2014	2,000,000	1,999,820
Liberty Street Funding LLC 144A(z)(p)	0.15	9-23-2014	2,000,000	1,999,780
Liberty Street Funding LLC 144A(z)(p)	0.19	9-24-2014	1,000,000	999,890
Liberty Street Funding LLC 144A(z)(p)	0.19	10-1-2014	2,000,000	1,999,700
Liberty Street Funding LLC 144A(z)(p)	0.19	10-3-2014	1,000,000	999,840
Lloyds Bank Plc (z)	0.05	9-2-2014	18,000,000	17,999,840
LMA Americas LLC 144A(z)	0.26	10-7-2014	3,000,000	2,999,460
LMA Americas LLC 144A(z)	0.26	10-8-2014	1,000,000	999,810
Macquarie Bank Limited 144A(z)	0.20	9-25-2014	2,000,000	1,999,800
Macquarie Bank Limited 144A(z)	0.20	9-26-2014	2,000,000	1,999,800

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	105

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Commercial Paper (continued)
Manhattan Asset Funding LLC 144A(z)	0.18%	9-4-2014	$1,000,000	$999,980
Manhattan Asset Funding LLC 144A(z)	0.19	9-18-2014	2,000,000	1,999,840
Manhattan Asset Funding LLC 144A(z)	0.20	9-23-2014	1,000,000	999,890
Manhattan Asset Funding LLC 144A(z)	0.22	10-6-2014	1,000,000	999,830
Manhattan Asset Funding LLC 144A(z)	0.22	10-10-2014	1,000,000	999,800
Mountcliff Funding LLC 144A(z)(p)	0.15	9-2-2014	5,000,000	4,999,928
National Australia Funding Incorporated 144A±	0.23	3-10-2015	2,000,000	1,999,800
Nederlandse Waterschapsbank NV 144A±	0.24	10-29-2014	2,000,000	2,000,060
Nederlandse Waterschapsbank NV 144A±	0.25	12-23-2014	1,000,000	999,970
Nederlandse Waterschapsbank NV 144A±	0.29	10-27-2014	2,000,000	2,000,260
Newport Funding Corporation 144A(z)(p)	0.20	9-2-2014	1,000,000	999,990
Nieuw Amsterdam Receivables Corporation 144A(z)	0.20	11-6-2014	1,000,000	999,660
NRW Bank 144A(z)	0.11	9-17-2014	1,000,000	999,954
NRW Bank 144A(z)	0.13	9-15-2014	3,000,000	2,999,880
NRW Bank 144A(z)	0.13	9-29-2014	1,000,000	999,913
NRW Bank 144A(z)	0.14	9-5-2014	1,000,000	999,990
NRW Bank 144A(z)	0.14	9-9-2014	4,000,000	3,999,920
NV Bank Nederlandse Gemeenten 144A(z)	0.20	12-10-2014	5,000,000	4,997,450
Old Line Funding LLC 144A(z)(p)	0.22	12-16-2014	1,000,000	999,610
Oversea-Chinese Banking Corporation Limited (z)	0.20	9-9-2014	2,000,000	1,999,940
Prudential Funding LLC (z)	0.15	9-2-2014	1,000,000	999,990
PSP Capital Incorporated 144A(z)	0.15	10-15-2014	4,000,000	3,999,360
PSP Capital Incorporated 144A(z)	0.15	11-18-2014	1,000,000	999,610
PSP Capital Incorporated 144A(z)	0.16	11-4-2014	1,000,000	999,690
Regency Markets No.1 LLC 144A(z)(p)	0.14	9-10-2014	3,000,000	2,999,850
Regency Markets No.1 LLC 144A(z)(p)	0.14	9-16-2014	1,000,000	999,930
Regency Markets No.1 LLC 144A(z)(p)	0.14	9-22-2014	3,000,000	2,999,700
Rhein-Main Security Limited 144A(z)	0.32	9-5-2014	1,000,000	999,940
Ridgefield Funding Company LLC 144A(z)(p)	0.12	9-2-2014	1,000,000	999,984
Ridgefield Funding Company LLC 144A±(p)	0.21	2-17-2015	1,000,000	999,910
Ridgefield Funding Company LLC 144A(z)(p)	0.21	9-15-2014	2,000,000	1,999,860
Scaldis Capital LLC 144A(z)	0.25	9-24-2014	1,000,000	999,900
Scaldis Capital LLC 144A(z)	0.25	11-17-2014	1,000,000	999,590
Shagang South Asia (z)	0.45	9-8-2014	1,000,000	999,970
Sinochem Company Limited (z)	0.18	9-5-2014	1,000,000	999,990
Sinochem Company Limited (z)	0.20	10-8-2014	1,000,000	999,870
Sinochem Company Limited (z)	0.20	11-7-2014	1,000,000	999,710
Skandinaviska Enskilda Banken AG 144A(z)	0.20	12-23-2014	2,000,000	1,998,620
State Street Bank & Trust Company (z)	0.17	9-9-2014	3,000,000	2,999,940
State Street Bank & Trust Company ±	0.23	3-17-2015	2,000,000	1,997,520
State Street Bank & Trust Company ±	0.23	4-10-2015	5,000,000	4,999,450
Sumitomo Mitsui Banking Corporation 144A(z)	0.21	9-2-2014	4,000,000	3,999,960
Sumitomo Mitsui Banking Corporation 144A(z)	0.21	9-3-2014	3,000,000	2,999,940
Sumitomo Mitsui Banking Corporation 144A(z)	0.21	10-2-2014	3,000,000	2,999,520
Sumitomo Mitsui Banking Corporation 144A(z)	0.21	10-3-2014	1,000,000	999,830
Suncorp Group Limited 144A(z)	0.26	9-18-2014	3,000,000	2,999,790
Suncorp Group Limited 144A(z)	0.28	10-15-2014	2,000,000	1,999,600
Suncorp Group Limited 144A(z)	0.30	11-10-2014	1,000,000	999,640
Sydney Capital Corporation 144A(z)(p)	0.20	9-24-2014	2,000,000	1,999,820
Thunder Bay Funding LLC 144A(z)(p)	0.23	9-3-2014	1,000,000	999,980

The accompanying notes are an integral part of these financial statements.

106	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of investments—August 31, 2014 (unaudited)

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Commercial Paper (continued)
Toyota Motor Credit Corporation ±	0.23%	3-6-2015	$3,000,000	$2,999,700
Toyota Motor Credit Corporation ±	0.21	9-10-2014	5,000,000	5,000,000
United Overseas Bank Limited 144A(z)	0.21	10-10-2014	2,000,000	1,999,720
United Overseas Bank Limited 144A(z)	0.23	11-19-2014	1,000,000	999,650
United Overseas Bank Limited 144A(z)	0.23	11-21-2014	1,000,000	999,640
United Overseas Bank Limited 144A(z)	0.28	2-9-2015	1,000,000	998,870
United Overseas Bank Limited 144A(z)	0.28	2-11-2015	1,000,000	998,840
United Overseas Bank Limited 144A(z)	0.28	2-25-2015	2,000,000	1,997,300
United Overseas Bank Limited 144A(z)	0.28	3-16-2015	4,000,000	3,993,600
Victory Receivables Corporation 144A(z)(p)	0.11	9-2-2014	1,000,000	999,986
Victory Receivables Corporation 144A(z)(p)	0.17	9-3-2014	1,000,000	999,980
Victory Receivables Corporation 144A(z)(p)	0.17	9-5-2014	1,000,000	999,970
Victory Receivables Corporation 144A(z)(p)	0.17	9-22-2014	1,000,000	999,900
Victory Receivables Corporation 144A(z)(p)	0.17	10-1-2014	1,000,000	999,850
Victory Receivables Corporation 144A(z)(p)	0.17	10-2-2014	1,000,000	999,846
Victory Receivables Corporation 144A(z)(p)	0.18	10-10-2014	1,000,000	999,800
Westpac Securities NZ Limited 144A±	0.23	9-4-2014	1,000,000	1,000,000
White Plains Capital 144A(z)	0.28	9-2-2014	1,000,000	1,000,000
Working Capital Management Company 144A(z)	0.17	9-26-2014	1,000,000	999,890

Total Commercial Paper (Cost $335,948,649)				335,947,626

Corporate Bonds and Notes: 0.70%

Consumer Discretionary: 0.15%

Diversified Consumer Services: 0.15%
Smithsonian Institution ±§	0.10	9-1-2018	1,000,000	1,000,000

Financials: 0.22%

Diversified Financial Services: 0.22%
GBG LLC Custody Receipts 144A±§	0.20	9-1-2027	179,000	179,000
LTF Real Estate LLC 144A±§	0.22	6-1-2033	365,000	365,000
Overseas Private Investment Corporation ±§	0.11	7-9-2026	1,000,000	1,000,000

				1,544,000

Health Care: 0.33%

Health Care Providers & Services: 0.33%
ACTS Retirement Life Communities Incorporated ±§	0.11	11-15-2029	333,000	333,000
Keep Memory Alive ±§	0.11	5-1-2037	975,000	975,000
Providence Health & Services ±§	0.12	10-1-2042	990,000	990,000

				2,298,000

Total Corporate Bonds and Notes (Cost $4,842,000)				4,842,000

Municipal Obligations: 3.49%

California: 0.51%
California Affordable Housing PFOTER Class A Series MT-846 (Housing Revenue, Bank of America NA LIQ) 144Aø	0.55	3-31-2016	2,500,000	2,500,000
Oakland Alameda County CA (Miscellaneous Revenue) ø	0.16	9-15-2014	1,000,000	1,000,000

				3,500,000

The accompanying notes are an integral part of these financial statements.

Portfolio of investments—August 31, 2014 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	107

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Colorado: 0.17%
Colorado HFA Class I Series A-1 (Housing Revenue, FHLB SPA) ø	0.12%	10-1-2033	$925,000	$925,000
Colorado HFA MFHR Project B-2 (Housing Revenue, FHLB SPA) ø	0.10	5-1-2050	240,000	240,000

				1,165,000

Illinois: 0.12%
Illinois Regional Transportation Authority Series A1 (Tax Revenue, JPMorgan Chase & Company LIQ) 144Aø	0.11	4-1-2016	860,000	860,000

Maine: 0.29%
Maine Housing Authority Series F (Housing Revenue, Citibank NA LIQ) ø	0.12	11-15-2032	1,000,000	1,000,000
Maine Housing Authority Series G (Housing Revenue, Bank of New York Mellon SPA) ø	0.11	11-15-2041	1,000,000	1,000,000

				2,000,000

Maryland: 0.57%
Baltimore MD Package Systems Facilities (Transportation Revenue, Bank of America NA LOC) ø	0.10	7-1-2032	1,940,000	1,940,000
Maryland CDA Series E (Housing Revenue, GNMA/FNMA/FHLMC Insured, Royal Bank of Canada SPA) ø	0.10	7-1-2045	2,000,000	2,000,000

				3,940,000

Massachusetts: 0.14%
Massachusetts Development Finance Agency Wentworth Institute Technology Series A (Education Revenue, JPMorgan Chase & Company LOC) ø	0.20	10-1-2033	980,000	980,000

Michigan: 0.15%
Michigan Finance Authority Series A (Miscellaneous Revenue, JPMorgan Chase & Company LOC) ø	0.09	9-1-2053	1,000,000	1,000,000

New York: 0.59%
New York Mortgage Agency Homeowner ROC RR-II-R-11703 (Housing Revenue, Citibank NA LIQ) 144Aø	0.11	10-1-2031	600,000	600,000
Puttable Floating Option Taxable Notes Series TNP-1006 (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	0.45	11-1-2039	2,430,000	2,430,000
Westchester County NY Healthcare Corporation Series D (Health Revenue, TD Bank NA LOC) ø	0.08	11-1-2034	1,000,000	1,000,000

				4,030,000

Ohio: 0.03%
Ohio HFA Residential Management Series I (Housing Revenue, GNMA/FNMA/FHLMC Insured, FHLB SPA) ø	0.12	9-1-2039	184,000	184,000

Oregon: 0.15%
Oregon PFOTER (Miscellaneous Revenue, Bank of America NA LIQ) 144Aø	0.40	5-1-2035	1,000,000	1,000,000

Pennsylvania: 0.14%
Montgomery County PA IDA Series 3238 (Health Revenue, FHA Insured, Credit Suisse LIQ) 144Aø	0.11	8-1-2030	996,000	996,000

South Carolina: 0.14%
York County SC PCR Series 2000-B3 (Utilities Revenue)	0.25	9-2-2014	1,000,000	1,000,010

The accompanying notes are an integral part of these financial statements.

108	Wells Fargo Advantage Dow Jones Target Date Funds	Portfolio of investments—August 31, 2014 (unaudited)

SHORT-TERM INVESTMENT PORTFOLIO

Security name	Interest rate	Maturity date	Principal	Value

Texas: 0.34%
Pasadena TX Independent School District Series B (GO, AGM Insured, JPMorgan Chase & Company SPA) ø	0.20%	2-1-2035	$1,000,000	$1,000,000
Texas Municipal Gas Acquisition & Supply Corporation Series 2848 (Utilities Revenue, Morgan Stanley Bank LIQ) 144Aø	0.35	12-15-2026	365,803	365,803
Texas PFOTER (Transportation Revenue, Bank of America NA LIQ) 144Aø	0.36	2-1-2030	1,000,000	1,000,000

				2,365,803

Wisconsin: 0.15%
Wisconsin PFA Housing Project (Housing Revenue, Bank of America NA LOC) ø	0.12	1-1-2042	1,000,000	1,000,000

Total Municipal Obligations (Cost $24,020,800)				24,020,813

Repurchase Agreements ^^: 7.94%
Bank of America Corporation, dated 8-29-2014, maturity value $12,000,080 (1)	0.06	9-2-2014	12,000,000	12,000,000
Credit Agricole, dated 8-29-2014, maturity value $40,642,679 (2)	0.06	9-2-2014	40,642,408	40,642,408
GX Clarke Company, dated 8-29-2014, maturity value $2,000,033 (3)	0.15	9-2-2014	2,000,000	2,000,000

Total Repurchase Agreements (Cost $54,642,408)				54,642,408

Total investments in securities
(Cost $685,458,119) *	99.56%	685,457,350
Other assets and liabilities, net	0.44	3,021,221

Total net assets	100.00%	$688,478,571

±	Variable rate investment. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(z)	Zero coupon security. The rate represents the current yield to maturity.

(p)	Asset-backed commercial paper

§	The security is subject to a demand feature which reduces the effective maturity.

ø	Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

^^	Collateralized by:

(1)	U.S. government securities, 3.00% to 4.00%, 2-1-2042 to 10-1-2043, fair value including accrued interest is $12,360,000.

(2)	U.S. government securities, 0.38% to 6.50%, 3-1-2018 to 9-1-2044, fair value including accrued interest is $41,861,615.

(3)	U.S. government securities, 0.00% to 11.25%, 8-31-2014 to 8-15-2044, fair value including accrued interest is $2,040,029.

*	Cost for federal income tax purposes is $685,458,119 and unrealized gains (losses) consists of:

Gross unrealized gains	$11,324
Gross unrealized losses	(12,093)

Net unrealized losses	$(769)

The accompanying notes are an integral part of these financial statements.

Statements of assets and liabilities—August 31, 2014 (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	109

	Diversified Fixed Income Portfolio	Diversified Stock Portfolio	Short-Term Investment Portfolio

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$6,322,765,879	$9,570,079,914	$685,457,350
In affiliated securities, at value (see cost below)	284,081,151	545,485,874	0

Total investments, at value (see cost below)	6,606,847,030	10,115,565,788	685,457,350

Cash	0	0	2,000,000
Segregated cash	0	14,338,972	0
Foreign currency, at value (see cost below)	8,112,669	34,377,805	0
Receivable for investments sold	1,430,194	4,707,622	1,005,003
Principal paydown receivable	529	0	0
Receivable for dividends and interest	44,130,442	16,207,667	91,264
Receivable for daily variation margin on open futures contracts	0	88,560	0
Receivable for securities lending income	2,379	216,431	0
Prepaid expenses and other assets	0	0	4,248

Total assets	6,660,523,243	10,185,502,845	688,557,865

Liabilities
Payable for investments purchased	429,431,704	212,830	0
Payable upon receipt of securities loaned	1,719,240	233,979,502	0
Payable for daily variation margin on open futures contracts	0	47,800	0
Due to custodian bank	0	4,607	0
Advisory fee payable	820,671	1,177,487	60,713
Custodian and accounting fees payable	57,046	69,404	6,766
Professional fees payable	13,392	16,417	11,815
Accrued expenses and other liabilities	24,014	49,100	0

Total liabilities	432,066,067	235,557,147	79,294

Total net assets	$6,228,457,176	$9,949,945,698	$688,478,571

Investments in unaffiliated securities, at cost	$6,154,008,822	$6,711,579,131	$685,458,119

Investments in affiliated securities, at cost	$282,382,193	$532,362,944	$0

Total investments, at cost	$6,436,391,015	$7,243,942,075	$685,458,119

Securities on loan, at value	$1,683,412	$226,405,007	$0

Foreign currency, at cost	$8,229,433	$34,466,089	$0

The accompanying notes are an integral part of these financial statements.

110	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of operations—six months ended August 31, 2014 (unaudited)

	Diversified Fixed Income Portfolio	Diversified Stock Portfolio	Short-Term Investment Portfolio

Investment income
Interest*	$73,091,188	$9,605	$660,308
Income from affiliated securities	485,827	472,201	0
Securities lending income, net	33,340	2,762,267	0
Dividends**	0	107,984,275	0

Total investment income	73,610,355	111,228,348	660,308

Expenses
Advisory fee	4,597,261	6,662,725	355,087
Custody and accounting fees	243,467	842,873	44,933
Professional fees	44,184	32,951	26,050
Shareholder report expenses	8,334	10,663	1,609
Trustees’ fees and expenses	4,694	4,694	4,460
Other fees and expenses	46,033	124,375	10,117

Total expenses	4,943,973	7,678,281	442,256

Net investment income	68,666,382	103,550,067	218,052

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	6,420,653	5,806,769	3,510
Affiliated securities	7,465	193,189	0
Futures transactions	0	17,250,820	0

Net realized gains on investments	6,428,118	23,250,778	3,510

Net change in unrealized gains (losses) on:
Unaffiliated securities	60,946,513	463,504,887	(11,258)
Affiliated securities	326,768	3,028,891	0
Futures transactions	0	(4,561,083)	0

Net change in unrealized gains (losses) on investments	61,273,281	461,972,695	(11,258)

Net realized and unrealized gains (losses) on investments	67,701,399	485,223,473	(7,748)

Net increase in net assets resulting from operations	$136,367,781	$588,773,540	$210,304

* Net of foreign interest withholding taxes in the amount of	$1,103,721	$0	$0
** Net of foreign dividend withholding taxes in the amount of	$0	$6,682,440	$0

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	111

	Diversified Fixed Income Portfolio
	Six months ended August 31, 2014 (unaudited)	Year ended February 28, 2014

Operations
Net investment income	$68,666,382	$124,899,679
Net realized gains (losses) on investments	6,428,118	(10,397,892)
Net change in unrealized gains (losses) on investments	61,273,281	(80,376,125)

Net increase in net assets resulting from operations	136,367,781	34,125,662

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	607,886,913	1,357,068,342
Withdrawals	(330,614,664)	(898,747,707)

Net increase in net assets resulting from capital share transactions	277,272,249	458,320,635

Total increase in net assets	413,640,030	492,446,297

Net assets
Beginning of period	5,814,817,146	5,322,370,849

End of period	$6,228,457,176	$5,814,817,146

The accompanying notes are an integral part of these financial statements.

112	Wells Fargo Advantage Dow Jones Target Date Funds	Statements of changes in net assets

	Diversified Stock Portfolio
	Six months ended August 31, 2014 (unaudited)	Year ended February 28, 2014

Operations
Net investment income	$103,550,067	$169,257,059
Net realized gains on investments	23,250,778	438,942,966
Net change in unrealized gains (losses) on investments	461,972,695	1,126,909,882

Net increase in net assets resulting from operations	588,773,540	1,735,109,907

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	597,837,941	1,354,845,934
Withdrawals	(758,798,009)	(1,857,847,901)

Net decrease in net assets resulting from capital share transactions	(160,960,068)	(503,001,967)

Total increase in net assets	427,813,472	1,232,107,940

Net assets
Beginning of period	9,522,132,226	8,290,024,286

End of period	$9,949,945,698	$9,522,132,226

The accompanying notes are an integral part of these financial statements.

Statements of changes in net assets	Wells Fargo Advantage Dow Jones Target Date Funds	113

	Short-Term Investment Portfolio
	Six months ended August 31, 2014 (unaudited)	Year ended February 28, 2014

Operations
Net investment income	$218,052	$579,262
Net realized gains on investments	3,510	17,485
Net change in unrealized gains (losses) on investments	(11,258)	(47,254)

Net increase in net assets resulting from operations	210,304	549,493

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	82,583,446	283,271,026
Withdrawals	(76,566,537)	(176,386,431)

Net increase in net assets resulting from capital share transactions	6,016,909	106,884,595

Total increase in net assets	6,227,213	107,434,088

Net assets
Beginning of period	682,251,358	574,817,270

End of period	$688,478,571	$682,251,358

The accompanying notes are an integral part of these financial statements.

114	Wells Fargo Advantage Dow Jones Target Date Funds	Financial highlights

	Ratio to average net assets (annualized)
	Net investment income	Gross expenses	Net expenses	Total return[1]	Portfolio turnover rate

Diversified Fixed Income Portfolio
Six months ended August 31, 2014 (unaudited)	2.26%	0.16%	0.16%	2.28%	21%
Year ended February 28, 2014	2.25%	0.19%	0.19%	0.47%	44%
Year ended February 28, 2013	2.24%	0.27%	0.26%	1.50%	43%
Year ended February 29, 2012	2.66%	0.27%	0.26%	7.41%	52%
Year ended February 28, 2011	2.84%	0.28%	0.26%	5.58%	57%
Year ended February 28, 2010	3.47%	0.31%	0.28%	10.44%	113%

Diversified Stock Portfolio
Six months ended August 31, 2014 (unaudited)	2.15%	0.16%	0.16%	6.16%	3%
Year ended February 28, 2014	1.92%	0.20%	0.19%	21.82%	22%
Year ended February 28, 2013	2.06%	0.33%	0.28%	11.12%	18%
Year ended February 29, 2012	1.79%	0.33%	0.28%	0.86%	17%
Year ended February 28, 2011	1.65%	0.34%	0.28%	25.76%	18%
Year ended February 28, 2010	1.66%	0.38%	0.31%	66.83%	22%

Short-Term Investment Portfolio
Six months ended August 31, 2014 (unaudited)	0.09%	0.12%	0.12%	0.00%	N/A
Year ended February 28, 2014	0.09%	0.12%	0.12%	0.00%	N/A
Year ended February 28, 2013	0.14%	0.12%	0.12%	0.00%	N/A
Year ended February 29, 2012	0.13%	0.12%	0.12%	0.00%	N/A
Year ended February 28, 2011	0.20%	0.14%	0.14%	0.00%	N/A
Year ended February 28, 2010	0.24%	0.17%	0.16%	0.45%	N/A

1.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to financial statements (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	115

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following funds: the Wells Fargo Advantage Diversified Fixed Income Portfolio (“Diversified Fixed Income Portfolio”), the Wells Fargo Advantage Diversified Stock Portfolio (“Diversified Stock Portfolio”), and the Wells Fargo Advantage Short-Term Investment Portfolio (“Short-Term Investment Portfolio” ) (each, a “Portfolio”, collectively, the “Portfolios”).

The Portfolios, which are master portfolios in a master/feeder structure, offer their shares to multiple feeder funds rather than directly to the public

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market for the security that day, the prior day’s price will be deemed “stale” and fair values will be determined in accordance with the Portfolios’ Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”).

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Portfolios are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the last reported sales price or latest quoted bid price. On August 31, 2014 such fair value pricing was not used in pricing foreign securities.

Fixed income securities acquired with maturities exceeding 60 days are valued based on evaluated bid prices provided by an independent pricing service which may utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If prices are not available from the independent pricing service or prices received are deemed not representative of market value, values will be obtained from an independent broker-dealer.

Short-term securities, with maturities of 60 days or less at time of purchase, generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in registered open-end investment companies are valued at net asset value. Non-registered investment vehicles are fair valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to

116	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements (unaudited)

make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Portfolios are maintained in U.S. dollars. The value of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

Repurchase agreements

The Portfolios may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other portfolios advised by Funds Management. The repurchase agreements must be fully collateralized based on values that are marked-to-market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Portfolio in the event that such Portfolio is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Portfolio seeks to assert its rights.

Security loans

The Portfolios may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Portfolios continue to receive interest or dividends on the securities loaned. The Portfolios receive collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolios on the next business day. In a securities lending transaction, the net asset value of the Portfolios will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolios fluctuate from time to time, In the event of default or bankruptcy by the borrower, the Portfolios may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolios have the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolios lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Securities Lending Fund”). The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“WellsCap”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as

Notes to financial statements (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	117

subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Securities Lending Fund is included in securities lending income on the Statements of Operations.

When-issued transactions

Each Portfolio may purchase securities on a forward commitment or when-issued basis. A Portfolio records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Portfolio’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

Diversified Stock Portfolio is subject to equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Mortgage dollar roll transactions

Each Portfolio may engage in mortgage dollar roll transactions through TBA mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Portfolio foregoes principal and interest paid on the securities. A Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Portfolios account for TBA dollar roll transactions as purchases and sales.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Portfolio is informed of the ex-dividend date.

Income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Federal and other taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Portfolio are deemed to have been “passed through” to the interestholders in proportion to their holdings of the Portfolio regardless of whether such interest, dividends and gains have been distributed by the Portfolio.

118	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements (unaudited)

Each Portfolio’s income tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal revenue authority. Management has analyzed each Portfolio’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). Each Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing each Portfolio’s assets and liabilities as of August 31, 2014:

Diversified Fixed Income Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Agency securities	$0	$1,739,617,187	$0	$1,739,617,187

Corporate bonds and notes	0	1,304,461,428	0	1,304,461,428

Foreign government bonds	0	1,594,158,780	0	1,594,158,780

U.S. Treasury securities	1,456,160,735	0	0	1,456,160,735

Yankee corporate bonds and notes	0	247,426,299	0	247,426,299

Yankee government bonds	0	1,999,000	0	1,999,000

Short-term investments
Investment companies	261,304,361	1,719,240	0	263,023,601
Total assets	$1,717,465,096	$4,889,381,934	$0	$6,606,847,030

Notes to financial statements (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	119

Diversified Stock Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Common stocks
Consumer discretionary	$1,238,755,359	$349,853	$0	$1,239,105,212
Consumer staples	650,096,270	0	0	650,096,270
Energy	716,238,140	2,403,589	0	718,641,729
Financials	2,079,408,777	58,034	0	2,079,466,811
Health care	941,097,612	0	0	941,097,612
Industrials	1,272,677,835	38,937	0	1,272,716,772
Information technology	1,456,327,751	48,964	0	1,456,376,715
Materials	547,651,584	1,812,723	10,178	549,474,485
Telecommunication services	241,470,085	234,168	0	241,704,253
Utilities	387,716,182	0	0	387,716,182

Preferred stocks
Consumer discretionary	8,014,426	0	0	8,014,426
Consumer staples	2,998,716	0	0	2,998,716
Energy	11,864,791	0	0	11,864,791
Financials	25,225,114	0	0	25,225,114
Health care	378	0	0	378
Information technology	5,266,236	0	0	5,266,236
Materials	8,577,558	0	0	8,577,558
Telecommunication services	1,405,595	0	0	1,405,595
Utilities	1,546,934	0	0	1,546,934

Rights
Consumer staples	0	449	0	449
Energy	0	611	0	611
Financials	0	113,303	0	113,303
Health care	0	0	0	0
Information technology	0	812	0	812

Warrants
Consumer discretionary	0	69,056	0	69,056
Consumer staples	0	2,252	0	2,252
Energy	0	5,538	0	5,538
Financials	0	74,592	0	74,592
Health care	0	137	0	137
Industrials	0	8,944	0	8,944
Materials	0	7	0	7
Utilities	0	1,021	0	1,021

Short-term investments
Investment companies	280,013,775	233,979,502	0	513,993,277
	9,876,353,118	239,202,492	10,178	10,115,565,788
Futures contracts	88,560	0	0	88,560
Total assets	$9,876,441,678	$239,202,492	$10,178	$10,115,654,348
Liabilities
Futures contracts	$47,800	$0	$0	$47,800
Total liabilities	$47,800	$0	$0	$47,800

120	Wells Fargo Advantage Dow Jones Target Date Funds	Notes to financial statements (unaudited)

Short-Term Investment Portfolio	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:

Certificates of deposit	$0	$266,004,503	$0	$266,004,503

Commercial paper	0	335,947,626	0	335,947,626

Corporate bonds and notes	0	4,842,000	0	4,842,000

Repurchase agreements	0	24,020,813	0	24,020,813

Yankee corporate bonds and notes	0	54,642,408	0	54,642,408
Total assets	$0	$685,457,350	$0	$685,457,350

Futures contracts are reported at their variation margin at measurement date, which represents the amount due/from the Portfolio at that date. All other assets and liabilities are reported at their market value at measurement date.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended August 31, 2014, the Portfolios did not have any transfers into/out of Level 1, Level 2, or Level 3.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fees

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadvisers, who are responsible for day-to-day portfolio management of the Portfolios.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee from Diversified Fixed Income Portfolio and Diversified Stock Portfolio starting at 0.20% and declining to 0.10% as the average daily net assets of each respective Portfolio increase. Fund Management is entitled to receive an annual advisory fee of 0.10% of the average daily net assets of Short-Term Investment Portfolio. For the six months ended August 31, 2014, the advisory fee was equivalent to an annual rate for each Portfolio as follows:

Advisory fee
Diversified Fixed Income Portfolio	0.15%
Diversified Stock Portfolio	0.14
Short-Term Investment Portfolio	0.10

Funds Management has retained the services of certain subadvisers to provide daily portfolio management to the Portfolios. The fees for subadvisory services are borne by Funds Management. WellsCap, an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo, is the subadviser to Short-Term Investment Portfolio and is entitled to receive a fee from Funds Management at an annual rate starting at 0.05% and declining to 0.01% as the average daily net assets of Short-Term Investment Portfolio increase. SSgA Funds Management Incorporated is the subadviser to both Diversified Fixed Income Portfolio and Diversified Stock Portfolio and is entitled to receive an annual subadvisory fee starting at 0.07% and declining to 0.025% as the average daily net assets of each Portfolio increase.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities, for the six months ended August 31, 2014 were as follows:

	Purchases at cost		Sales proceeds
	U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
Diversified Fixed Income Portfolio	$1,480,592,370	$401,827,618	$1,080,495,960	$157,589,051
Diversified Stock Portfolio	0	248,575,975	0	289,114,086

Notes to financial statements (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	121

6. DERIVATIVE TRANSACTIONS

During the six months ended August 31, 2014, Diversified Stock Portfolio used uninvested cash to enter into futures contracts to gain market exposure.

At August 31, 2014, Diversified Stock Portfolio had long futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at August 31, 2014	Unrealized gains (losses)
9-19-2014	UBS	292 Long	MSCI EAFE Index	$28,043,680	$(534,731)
9-19-2014	UBS	450 Long	MSCI Emerging Markets Index	24,430,500	1,098,152
9-19-2014	UBS	60 Long	Russell 2000 Index	7,040,400	5,961
9-19-2014	UBS	84 Long	S&P 500 E-Mini Index	8,405,880	14,580
9-19-2014	UBS	46 Long	S&P Midcap 400 Index	6,610,660	21,652

Diversified Stock Portfolio had an average notional amount of $182,525,343 in long futures contracts during the six months ended August 31, 2014. As of August 31, 2014, Diversified Stock Portfolio had segregated $14,338,972 as cash collateral for open futures contracts.

The receivable and payable for daily variation margin on open futures contracts reflected in the Statements of Assets and Liabilities only represents the current day’s variation margin. The realized gains and change in unrealized gains (losses) on futures contracts are reflected in the Statements of Operations.

For certain types of derivative transactions, Diversified Stock Portfolio has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Diversified Stock Portfolio to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Diversified Stock Portfolio under ISDA Master Agreements or similar agreements, if any, will be reported separately in the Statements of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Summary Portfolio of Investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities are not offset across transactions between the Diversified Stock Portfolio and the applicable counterparty. A reconciliation of the gross amounts on the Statements of Assets and Liabilities to the net amounts by derivative type, including any collateral exposure, is as follows:

Derivative type	Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount
Futures – variation margin	UBS	$88,560	$(47,800)	$0	$40,760

Derivative type	Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged	Net amount
Futures – variation margin	UBS	$47,800	$(47,800)	$0	$0

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and Trustees are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated.

122	Wells Fargo Advantage Dow Jones Target Date Funds	Other information (unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at wellsfargoadvantagefunds.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available without charge on the website at wellsfargoadvantagefunds.com or by visiting the SEC website at sec.gov.

SPECIAL MEETING OF SHAREHOLDERS

On May 5, 2014, a Special Meeting of Shareholders for each Fund was held to consider the following proposal. The results of the proposal are indicated below.

Proposal – To approve a new investment sub-advisory agreement with Global Index Advisors, Inc.:

	Net assets voted “For”	Net assets voted “Against”	Net assets voted “Abstain”
Dow Jones Target Today Fund	$497,986,944	$1,083,040	$33,615,798
Dow Jones Target 2010 Fund	335,948,810	2,184,546	53,200,850
Dow Jones Target 2015 Fund	485,190,864	8,440,350	80,468,245
Dow Jones Target 2020 Fund	1,310,578,751	8,586,121	181,494,401
Dow Jones Target 2025 Fund	1,466,359,100	3,296,299	108,098,506
Dow Jones Target 2030 Fund	1,316,435,791	4,406,421	177,784,709
Dow Jones Target 2035 Fund	668,368,913	2,937,014	81,013,788
Dow Jones Target 2040 Fund	895,817,212	17,117,749	136,784,027
Dow Jones Target 2045 Fund	374,348,109	1,858,290	41,590,080
Dow Jones Target 2050 Fund	758,370,644	1,921,244	63,128,430
Dow Jones Target 2055 Fund	64,287,169	112,420	14,790,814

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings are publicly available on the website (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information is publicly available on the website on a monthly, seven-day or more delayed basis. Each Fund and Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC website at sec.gov. In addition, each Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other information (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	123

BOARD OF TRUSTEES AND OFFICERS

Each of the Trustees and Officers1 listed in the table below acts in identical capacities for each fund in the Wells Fargo Advantage family of funds, which consists of 133 mutual funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information2. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College.	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy. Mr. Harris is a certified public accountant.	CIGNA Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008; Audit Committee Chairman, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds complex (and its predecessors) from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 50 portfolios as of 12/16/2013); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Morgan Stanley Director of the Center for Leadership Development and Research and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

124	Wells Fargo Advantage Dow Jones Target Date Funds	Other information (unaudited)

Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Other directorships during past five years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds complex (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield.	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Tree Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

*	Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Officers

Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003.
Jeremy DePalma[1] (Born 1974)	Treasurer, since 2012	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Officer, since 2003	Assistant General Counsel of Wells Fargo Bank, N.A. since 2013 and Vice President and Managing Counsel of Wells Fargo Bank N.A. from 1996 to 2013. Senior Vice President and Secretary of Wells Fargo Funds Management , LLC since 2001.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Senior Vice President and Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

1.	Jeremy DePalma acts as Treasurer of 60 funds and Assistant Treasurer of 73 funds in the Fund Complex.

2.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at wellsfargoadvantagefunds.com.

Other information (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	125

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Wells Fargo Advantage Dow Jones Target Today Fund, Wells Fargo Advantage Dow Jones Target 2010 Fund, Wells Fargo Advantage Dow Jones Target 2015 Fund, Wells Fargo Advantage Dow Jones Target 2020 Fund, Wells Fargo Advantage Dow Jones Target 2025 Fund, Wells Fargo Advantage Dow Jones Target 2030 Fund, Wells Fargo Advantage Dow Jones Target 2035 Fund, Wells Fargo Advantage Dow Jones Target 2040 Fund, Wells Fargo Advantage Dow Jones Target 2045 Fund, Wells Fargo Advantage Dow Jones Target 2050 Fund, Wells Fargo Advantage Dow Jones Target 2055 Fund, Wells Fargo Advantage Diversified Fixed Income Portfolio, Wells Fargo Advantage Diversified Stock Portfolio, Wells Fargo Advantage Short-Term

Investment Portfolio

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (each, a “Board” and collectively, the “Boards”) of each of Wells Fargo Funds Trust (“Funds Trust”) and Wells Fargo Master Trust (“Master Trust”) (collectively, the “Trusts”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trusts, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trusts’ investment advisory and sub-advisory agreements. In this regard, at in-persons meetings held on March 27-28, 2014 (the “March Meeting”) and May 15-16, 2014 (the “May Meeting”, and together with the March Meeting, the “Meetings”), the Funds Trust Board reviewed an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for each of the Wells Fargo Advantage Dow Jones Target Today Fund, Wells Fargo Advantage Dow Jones Target 2010 Fund, Wells Fargo Advantage Dow Jones Target 2015 Fund, Wells Fargo Advantage Dow Jones Target 2020 Fund, Wells Fargo Advantage Dow Jones Target 2025 Fund, Wells Fargo Advantage Dow Jones Target 2030 Fund, Wells Fargo Advantage Dow Jones Target 2035 Fund, Wells Fargo Advantage Dow Jones Target 2040 Fund, Wells Fargo Advantage Dow Jones Target 2045 Fund, Wells Fargo Advantage Dow Jones Target 2050 Fund and Wells Fargo Advantage Dow Jones Target 2055 Fund (individually, the “Target Date Fund” and collectively, the “Target Date Funds”). The Master Trust Board reviewed an investment advisory agreement with Funds Management for each of Wells Fargo Advantage Diversified Fixed Income Portfolio, Wells Fargo Advantage Diversified Stock Portfolio and Wells Fargo Advantage Short-Term Investment Portfolio (the “Master Portfolios”). The Target Date Funds and the Master Portfolios are collectively referred to as the “Funds.”

The Funds Trust Board also reviewed an investment sub-advisory agreement with Global Index Advisors, Inc. (“GIA”) for the Target Date Funds. The Master Trust Board also reviewed: an investment sub-advisory agreement with (i) SSgA Funds Management, Inc. (“SSgA”) for Wells Fargo Advantage Diversified Fixed Income Portfolio and Wells Fargo Advantage Diversified Stock Portfolio; and (ii) Wells Capital Management Incorporated (“WellsCap”) for the Wells Fargo Advantage Short-Term Investment Portfolio. The investment advisory agreements with Funds Management and the investment sub-advisory agreements with WellsCap, GIA and SSgA (collectively, the “Sub-Advisers”) are collectively referred to as the “Advisory Agreements.” The Target Date Funds are gateway blended funds that each invests all of their assets in the Master Portfolios.

At each of the March Meeting and the May Meeting, the Boards received the information, considered the factors and reached the conclusions discussed below, and unanimously approved the renewal of the Advisory Agreements.

At the Meetings, the Boards considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the continuation of the Advisory Agreements. Prior to the Meetings, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. Also, the Boards have adopted a team-based approach, with each team consisting of a sub-set of Trustees, to assist the Boards in the discharge of their duties in reviewing performance and other matters throughout the year. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately.

In providing information to the Boards, Funds Management and the Sub-Advisers were guided by a detailed set of requests for information submitted to them by independent legal counsel on behalf of the Independent Trustees at the start of the Boards’ annual contract renewal process earlier in 2014. In considering and approving the Advisory Agreements, the Trustees considered the information they believed relevant, including but not limited to the information discussed below. The Boards considered not only the specific information presented in connection with the Meetings, but also the knowledge gained over time through interaction with Funds Management and the Sub-Advisers about various topics. In this regard, the Boards reviewed reports of Funds Management at each of their quarterly meetings, which included, among other things, portfolio reviews and performance reports. In addition, the Boards and the teams mentioned above confer with portfolio managers at various times throughout the year. The Boards did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors.

126	Wells Fargo Advantage Dow Jones Target Date Funds	Other information (unaudited)

After their deliberations, the Boards unanimously approved the continuation of the Advisory Agreements and determined that the compensation payable to Funds Management and the Sub-Advisers is reasonable. The Boards considered the continuation of the Advisory Agreements for the Funds as part of their consideration of the continuation of advisory agreements for funds across the complex, but their approvals were made on a fund-by-fund basis. The following summarizes a number of important, but not necessarily all, factors considered by the Boards in support of their approvals.

Nature, extent and quality of services

The Boards received and considered various information regarding the nature, extent and quality of services provided to the Funds by Funds Management and the Sub-Advisers under the Advisory Agreements. This information included, among other things, a summary of the background and experience of senior management of Funds Management, and the qualifications, background, tenure and responsibilities of each of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds.

The Boards evaluated the ability of Funds Management and the Sub-Advisers to attract and retain qualified investment professionals, including research, advisory and supervisory personnel. The Boards further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Boards took into account the full range of services provided to the Funds by Funds Management and its affiliates.

Fund performance and expenses

The Boards considered the performance results for each of the Funds over various time periods ended December 31, 2013. The Boards also considered these results in comparison to the performance of funds in a universe that was determined by Lipper Inc. (“Lipper”) to be similar to the respective Funds (each, a “Universe”), and in comparison to each Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Boards received a description of the methodology used by Lipper to select the mutual funds in each performance Universe.

The Funds Trust Board noted that the performance of each Target Date Fund (Administrator Class) relative to its respective Universe was as follows: (i) the performance of each of the Target 2015 Fund, the Target 2020 Fund and the Target 2025 Fund was lower than the average performance of its respective Universe for all periods under review; (ii) the performance of each of the Target 2010 Fund, the Target 2030 Fund and the Target Today Fund was higher than or in range of the average performance of its respective Universe for the ten-year period under review, but lower than the average performance of its respective universe for all other periods under review; (iii) the performance of the Target 2035 Fund was in range of the average performance of its respective Universe for the five-year period under review, but lower than the average performance of its respective universe for all other periods under review; (iv) and the performance of each of the Target 2040 Fund, the Target 2045 Fund, the Target 20500 Fund and the Target 2055 Fund was higher than or in range of the average performance of its respective Universe for all periods under review.

The Funds Trust Board also noted that the performance of each Target Date Fund (Administrator Class) was lower than the performance of its respective benchmark index for all periods under review.

The Funds Trust Board noted that the underperformance of the Target Date Funds relative to the respective Universe and benchmark for the periods noted above warranted further discussion. As part of its further review, the Funds Trust Board received information concerning, and discussed factors contributing to, the underperformance for those periods. Funds Management advised the Funds Trust Board that the nearer-dated Target Date Funds have some of the more conservative glidepaths in the industry, and as a result had a lower allocation to equities compared to funds in each respective Target Date Fund’s Universe. Thus, the Funds Trust Board was advised that underperformance of the nearer-dated Target Date Funds relative to their respective Universes was to be expected during periods in which the equity markets posted strong gains. The Funds Trust Board noted that the Target Date Funds’ underperformance relative to their benchmarks was largely attributable to fees charged to the Target Date Funds (which are not charged to a benchmark index).

The Master Trust Board took note of the performance of the Master Portfolios. The Master Trust Board noted that the performance of the Diversified Stock Portfolio was in range of the average performance of its Universe for the five-year period under review and lower than the average performance of its Universe for the one- and three-year periods under review. The Master Trust Board also noted that the performance of the Diversified Stock Portfolio was in range of the performance of its benchmark, the Dow Jones Stock CMAC, for all periods under review. The Master Trust Board was apprised that the underperformance of the Diversified Fixed Stock Portfolio relative to its Universe for the periods noted was largely attributable to sector allocation.

The Master Trust Board noted that the performance of the Diversified Fixed Income Portfolio was lower than the average performance of its Universe and its benchmark, the Dow Jones Bond CMAC Index, for all periods under review. The

Other information (unaudited)	Wells Fargo Advantage Dow Jones Target Date Funds	127

Master Trust Board was apprised that the underperformance of the Diversified Fixed Income Portfolio relative to its Universe and benchmark for all periods under review was largely attributable to sector allocation and the narrow performance range of the Universe.

The Master Trust Board also noted that the performance of the Short-Term Investment Portfolio was lower than the average performance of its Universe for all periods under review and in range of the performance of its benchmark, the Barclays U.S. T-Bill 1-3 Month Index, for all periods under review. The Master Trust Board was apprised that the underperformance of the Short-Term Investment Portfolio relative to its Universe for all periods under review was largely attributable to the fact that the Fund is managed using a money market strategy which is different than the ultra-short bond funds in its Universe.

The Funds Trust Board also received and considered information regarding each Target Date Fund’s net operating expense ratios, which include fees and expenses of the corresponding Master Portfolio, and their various components, including actual management fees assessed at both the Target Date Fund level and the Master Portfolio level (which reflect fee waivers, if any, and include advisory, administration and transfer agent fees), custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 service fees and fee waiver and expense reimbursement arrangements. The Funds Trust Board considered these ratios in comparison to the median ratios of funds in class-specific expense groups that were determined by Lipper to be similar to each Target Date Fund (the “Groups”). The Funds Trust Board received a description of the methodology used by Lipper to select the mutual funds in the expense Groups and an explanation of year-to-year variations in the funds comprising such expense Groups and their expense ratios. Based on the Lipper reports, the Funds Trust Board noted that the net operating expense ratios of each Target Date Fund were lower than or in range of the median net operating expense ratios of its respective expense Groups for all share classes.

With respect to the Master Portfolios, the Master Trust Board reviewed the fee rates that are payable to Funds Management for investment advisory services (as discussed below), which are the only fees charged at the Master Portfolio level, relative to a corresponding expense Group.

Based on their consideration of the factors and information they deemed relevant, including those described here, the Boards concluded that the overall performance and expense structure of the Funds supported the re-approval of the Advisory Agreements.

Investment advisory and sub-advisory fee rates

The Boards reviewed and considered the contractual investment advisory fee rates that are payable by the Funds to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and, with respect to the Target Date Funds, on a combined basis with each Target Date Fund’s fund-level and class-level contractual administration fee rates (the “Management Rates”). The Funds Trust Board noted that the administration fees payable to Funds Management include transfer agency and sub-transfer agency costs. The Boards also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to the Sub-Advisers for investment sub-advisory services (the “Sub-Advisory Agreement Rates”).

Among other information reviewed by the Funds Trust Board was a comparison of the Management Rates of each Target Date Fund, which do not include the advisory fees paid at the Master Portfolio level, with those of other funds in the expense Groups at a common asset level. The Funds Trust Board noted that the Management Rates of each Target Date Fund were lower than or in range of the average rates for its respective expense Groups for all share classes.

The Master Trust Board reviewed a comparison of the Advisory Agreement Rates of each Master Portfolio with those of other funds in each Master Portfolio’s respective expense Group at a common asset level. The Master Trust Board noted that the Advisory Agreement Rates of each Master Portfolio were lower than the median rate for the Master Portfolio’s respective expense Group.

The Boards also received and considered information about the portions of the total advisory fees that were retained by Funds Management after payment of the fees to the Sub-Advisers for sub-advisory services. With respect to the Target Date Funds, the Diversified Fixed Income Portfolio and the Diversified Stock Portfolio, the Boards considered this amount in comparison to the median amount retained by advisers to funds in a sub-advised expense universe that was determined by Lipper to be similar to the respective Fund. In assessing the reasonableness of these amounts, the Boards received and evaluated information about the nature and extent of responsibilities retained and risks assumed by Funds Management and not delegated to or assumed by the Sub-Advisers, and about Funds Management’s on-going oversight services. With respect to the Short-Term Investment Portfolio, given the affiliation between Funds Management and WellsCap, the Master Trust Board ascribed limited relevance to the allocation of the advisory fee between them. With respect to GIA and SSgA, the Boards considered that the Sub-Advisory Agreement Rates paid to each of these Sub-Advisers had been negotiated by Funds Management on an arm’s-length basis.

128	Wells Fargo Advantage Dow Jones Target Date Funds	Other information (unaudited)

The Boards also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Advisers to other types of clients with investment strategies similar to those of the Funds. In this regard, the Boards received information about the significantly greater scope of services, and compliance, reporting and other legal burdens and risks of managing mutual funds compared with those associated with managing assets of non-mutual fund clients such as collective funds or institutional separate accounts.

Based on their consideration of the factors and information they deemed relevant, including those described here, in light of the services covered by the Advisory Agreements, the Boards determined that the Advisory Agreement Rates and the Sub-Advisory Agreement Rates were reasonable.

Profitability

The Boards received and considered information concerning the profitability of Funds Management, as well as the profitability of Wells Fargo as a whole, from providing services to the Funds and the fund family as a whole. The Boards did not receive or consider to be necessary separate profitability information with respect to WellsCap because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis. The Boards did not receive or consider profitability information with respect to GIA or SSgA, as the sub-advisory fees paid to them had been negotiated by Funds Management on an arm’s-length basis.

Funds Management explained the methodologies and estimates that it used in calculating profitability. Among other things, the Boards noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on factors such as the size and type of fund. Based on their review, the Boards did not deem the profits reported by Funds Management to be at a level that would prevent them from approving the continuation of the Advisory Agreements.

Economies of scale

With respect to possible economies of scale, the Boards noted the existence of breakpoints in each Fund’s advisory fee and administration fee structure (except Short-Term Investment Portfolio), which operate generally to reduce the Funds’ expense ratios as the Funds grow in size. They considered that, for a small fund or a fund that shrinks in size, breakpoints conversely can result in higher fee levels. The Funds Trust Board also took into account an agreed-upon revision to the advisory fee schedule for each Target Date Fund that adds an additional break point. The Boards also considered that fee waiver and expense reimbursement arrangements and competitive fee rates at the outset are means of sharing potential economies of scale with shareholders of the Funds and the fund family as a whole. The Boards considered Funds Management’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments that Funds Management incurs across the fund family as a whole.

The Boards concluded that the Funds’ fee and expense arrangements, including contractual breakpoints, constituted a reasonable approach to sharing potential economies of scale with the Funds and their shareholders.

Other benefits to Funds Management and the Sub-Advisers

The Boards received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including WellsCap, or GIA or SSgA as a result of their relationships with the Funds. Ancillary benefits could include, among others, benefits directly attributable to other relationships with the Funds and benefits potentially derived from an increase in Funds Management’s and the Sub-Advisers’ business as a result of their relationships with the Funds. The Boards noted that various affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Boards also reviewed information about soft dollar credits earned and utilized by the Sub-Advisers, fees earned by Funds Management and WellsCap from managing a private investment vehicle for the fund family’s securities lending collateral and commissions earned by an affiliated broker from portfolio transactions.

Based on their consideration of the factors and information they deemed relevant, including those described here, the Boards did not find that any ancillary benefits received by Funds Management and its affiliates, including WellsCap, or GIA or SSgA or were unreasonable.

Conclusion

After considering the above-described factors and based on their deliberations and their evaluation of the information described above, the Boards unanimously approved the continuation of the Advisory Agreements for an additional one-year period and determined that the compensation payable to Funds Management and the Sub-Advisers is reasonable.

List of abbreviations	Wells Fargo Advantage Dow Jones Target Date Funds	129

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA	— ACA Financial Guaranty Corporation
ADR	— American depositary receipt
ADS	— American depositary shares
AGC	— Assured Guaranty Corporation
AGM	— Assured Guaranty Municipal
Ambac	— Ambac Financial Group Incorporated
AMT	— Alternative minimum tax
AUD	— Australian dollar
BAN	— Bond anticipation notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazilian real
CAB	— Capital appreciation bond
CAD	— Canadian dollar
CCAB	— Convertible capital appreciation bond
CDA	— Community Development Authority
CDO	— Collateralized debt obligation
CHF	— Swiss franc
COP	— Columbian Peso
CLP	— Chilean peso
DKK	— Danish krone
DRIVER	— Derivative inverse tax-exempt receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-traded fund
EUR	— Euro
FDIC	— Federal Deposit Insurance Corporation
FFCB	— Federal Farm Credit Banks
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British pound
GDR	— Global depositary receipt
GNMA	— Government National Mortgage Association
GO	— General obligation
HCFR	— Healthcare facilities revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher education facilities authority revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong dollar
HUD	— Department of Housing and Urban Development
HUF	— Hungarian forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Indonesian rupiah
IEP	— Irish pound
JPY	— Japanese yen
KRW	— Republic of Korea won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity agreement
LLC	— Limited liability company
LLLP	— Limited liability limited partnership
LLP	— Limited liability partnership
LOC	— Letter of credit
LP	— Limited partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multifamily housing revenue
MSTR	— Municipal securities trust receipts
MTN	— Medium-term note
MUD	— Municipal Utility District
MXN	— Mexican peso
MYR	— Malaysian ringgit
National	— National Public Finance Guarantee Corporation
NGN	— Nigerian naira
NOK	— Norwegian krone
NZD	— New Zealand dollar
PCFA	— Pollution Control Financing Authority
PCL	— Public Company Limited
PCR	— Pollution control revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable floating option tax-exempt receipts
plc	— Public limited company
PLN	— Polish zloty
PUTTER	— Puttable tax-exempt receipts
R&D	— Research & development
Radian	— Radian Asset Assurance
RAN	— Revenue anticipation notes
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real estate investment trust
ROC	— Reset option certificates
RON	— Romanian lei
RUB	— Russian ruble
SAVRS	— Select auction variable rate securities
SBA	— Small Business Authority
SEK	— Swedish krona
SFHR	— Single-family housing revenue
SFMR	— Single-family mortgage revenue
SGD	— Singapore dollar
SPA	— Standby purchase agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate trading of registered interest and principal securities
TAN	— Tax anticipation notes
TBA	— To be announced
THB	— Thai baht
TIPS	— Treasury inflation-protected securities
TRAN	— Tax revenue anticipation notes
TRY	— Turkish lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
ZAR	— South African rand

This page is intentionally left blank.

This page is intentionally left blank.

This page is intentionally left blank.

For more information

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, email, visit the Fund’s website, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

Email: wfaf@wellsfargo.com

Website: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at wellsfargoadvantagefunds.com. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2014 Wells Fargo Funds Management, LLC. All rights reserved.

227666 10-14 SOFLD/SAR101 08-14

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6.	INVESTMENTS

The Portfolio of investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Not applicable.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:

/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: October 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:

/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date: October 27, 2014

By:

/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date: October 27, 2014